GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 91.2%
Australia – 0.2%
7,865	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$ 172,282
11,165	AUB Group Ltd. (Insurance)	235,924
191,721	Bellevue Gold Ltd.* (Metals & Mining)	173,092
239,425	De Grey Mining Ltd.* (Metals & Mining)	191,978
20,435	Eagers Automotive Ltd. (Specialty Retail)	142,465
18,461	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	268,790
30,942	GrainCorp Ltd. Class A (Consumer Staples Distribution & Retail)	182,818
147,554	HomeCo Daily Needs REIT (Retail REITs)	122,969
184,936	Mirvac Group (Diversified REITs)	260,391
1,918	Pro Medicus Ltd. (Health Care Technology)	180,962
9,640	Seven Group Holdings Ltd. (Trading Companies & Distributors)	247,333
109,596	Ventia Services Group Pty. Ltd. (Construction & Engineering)	315,532

		2,494,536

Austria – 0.1%
3,832	ANDRITZ AG (Machinery)	245,479
5,429	BAWAG Group AG(a) (Banks)	396,480
5,111	Erste Group Bank AG (Banks)	265,855
8,213	Wienerberger AG (Construction Materials)	291,188

		1,199,002

Belgium – 0.2%
27,289	Anheuser-Busch InBev SA (Beverages)	1,620,262
8,966	KBC Group NV (Banks)	693,483
7,406	Warehouses De Pauw CVA (Industrial REITs)	200,622

		2,514,367

Bermuda – 0.3%
20,708	Arch Capital Group Ltd.* (Insurance)	1,983,412
3,531	Assured Guaranty Ltd. (Insurance)	290,849
4,291	Axis Capital Holdings Ltd. (Insurance)	325,043
3,844	Seadrill Ltd.* (Energy Equipment & Services)	211,458

		2,810,762

Brazil – 0.5%
111,600	Ambev SA (Beverages)	228,482
154,374	Banco Bradesco SA (Banks)	342,710
72,550	Banco BTG Pactual SA (Capital Markets)	418,280

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
113,400	Banco do Brasil SA (Banks)	$ 532,300
37,250	BRF SA* (Food Products)	138,696
135,000	Embraer SA* (Aerospace & Defense)	1,045,649
79,500	Marfrig Global Foods SA* (Food Products)	158,968
183,940	NU Holdings Ltd. Class A* (Banks)	2,231,192
26,900	Raia Drogasil SA (Consumer Staples Distribution & Retail)	131,262
32,750	Santos Brasil Participacoes SA (Transportation Infrastructure)	75,909
115,200	TIM SA (Wireless Telecommunication Services)	356,223
20,900	TOTVS SA (Software)	102,539
56,300	WEG SA (Electrical Equipment)	504,258

		6,266,468

Canada – 1.5%
19,200	Alamos Gold, Inc. Class A (Metals & Mining)	327,220
14,200	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	245,709
7,750	ATS Corp.* (Machinery)	232,896
2,760	BRP, Inc. (Leisure Products)	199,966
5,900	Canadian Apartment Properties REIT (Residential REITs)	205,121
11,022	Canadian National Railway Co. (Ground Transportation)	1,275,796
36,495	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,295,756
54,521	Canadian Pacific Kansas City Ltd. (Ground Transportation)	4,570,732
9,080	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	280,624
31,600	Capstone Copper Corp.* (Metals & Mining)	212,398
6,060	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	317,825
9,589	Descartes Systems Group, Inc.* (Software)	974,884
12,800	Element Fleet Management Corp. (Commerical Services & Supplies)	244,847
7,150	Empire Co. Ltd. Class A (Consumer Staples Distribution & Retail)	189,023
13,720	Filo Corp.* (Metals & Mining)	317,498
6,710	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	273,231
4,671	Intact Financial Corp. (Insurance)	848,842
9,100	Keyera Corp. (Oil, Gas & Consumable Fuels)	256,723
3,465	Methanex Corp. (Chemicals)	168,364
17,000	Osisko Gold Royalties Ltd. (Metals & Mining)	298,099

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
8,500	Quebecor, Inc. Class B (Diversified Telecommunication Services)	$ 187,774
28,522	Shopify, Inc. Class A* (IT Services)	1,745,546
2,970	Stantec, Inc. (Construction & Engineering)	261,323
25,771	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,029,235
2,167	Toromont Industries Ltd. (Trading Companies & Distributors)	201,530
17,385	Toronto-Dominion Bank (Banks)	1,026,617
39,300	Veren, Inc. (Oil, Gas & Consumable Fuels)	306,851

		17,494,430

Cayman Islands* – 0.1%
17,108	Legend Biotech Corp. (Biotechnology)	964,720

Chile – 0.0%
54,828	Cencosud SA (Consumer Staples Distribution & Retail)	101,346

China – 2.2%
14,950	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	54,724
162,750	Alibaba Group Holding Ltd. (Broadline Retail)	1,601,496
358,100	Aluminum Corp. of China Ltd. Class H (Metals & Mining)	200,459
4,940	Anker Innovations Technology Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	37,196
19,300	Avary Holding Shenzhen Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	99,836
81,900	Baidu, Inc. Class A* (Interactive Media & Services)	908,075
401,400	Baoshan Iron & Steel Co. Ltd. Class A (Metals & Mining)	377,738
418,000	BOE Technology Group Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	228,318
954,650	China CITIC Bank Corp. Ltd. Class H (Banks)	571,291
452,000	China Construction Bank Corp. Class H (Banks)	315,625
357,550	China Feihe Ltd.(a) (Food Products)	161,931
606,400	China Minsheng Banking Corp. Ltd. Class A (Banks)	298,165
551,600	China National Building Material Co. Ltd. Class H (Construction Materials)	182,817
617,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	395,425

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	$ 131,969
234,650	China Taiping Insurance Holdings Co. Ltd. (Insurance)	249,818
164,550	CITIC Ltd. (Industrial Conglomerates)	151,710
64,550	CMOC Group Ltd. Class H (Metals & Mining)	51,482
434,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	322,829
3,620	Daqo New Energy Corp.* (Semiconductors & Semiconductor Equipment)	63,459
60,600	Dongyue Group Ltd. (Chemicals)	52,799
11,000	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	355,258
22,350	Fuyao Glass Industry Group Co. Ltd. Class H(a) (Automobile Components)	116,715
278,150	Geely Automobile Holdings Ltd. (Automobiles)	282,616
19,300	Giant Biogene Holding Co. Ltd.(a) (Personal Products)	100,046
26,400	GoerTek, Inc. Class A (Electronic Equipment, Instruments & Components)	78,842
20,300	Great Wall Motor Co. Ltd. Class A (Automobiles)	66,356
38,300	GRG Banking Equipment Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	53,490
155,400	Guotai Junan Securities Co. Ltd. Class A (Capital Markets)	309,250
7,390	Hello Group, Inc. (Interactive Media & Services)	49,883
130,800	Henan Pinggao Electric Co. Ltd. Class A (Electrical Equipment)	362,860
60,700	Hoyuan Green Energy Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	132,986
61,300	Huatai Securities Co. Ltd. Class A (Capital Markets)	112,826
5,088	Hwatsing Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	101,576
8,394	iQIYI, Inc.* (Entertainment)	27,952
81,700	JD Logistics, Inc.*(a) (Air Freight & Logistics)	84,029
66,700	JD.com, Inc. Class A (Broadline Retail)	879,479
30,050	Kuaishou Technology*(a) (Interactive Media & Services)	168,301
457,150	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	592,105

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
176,400	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	$ 328,565
67,650	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	936,726
8,500	NAURA Technology Group Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	403,677
89,150	NetEase, Inc. (Entertainment)	1,644,245
2,730	New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	171,499
6,127	PDD Holdings, Inc.* (Broadline Retail)	789,709
440,850	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	148,329
121,200	PetroChina Co. Ltd. Class A (Oil, Gas & Consumable Fuels)	150,263
47,150	Pop Mart International Group Ltd.(a) (Specialty Retail)	250,156
3,262	Qifu Technology, Inc. (Consumer Finance)	66,251
7,900	Rockchip Electronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	67,714
316,500	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	160,602
12,200	Shenzhen Goodix Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	106,113
7,300	Shenzhen SC New Energy Technology Corp. Class A (Semiconductors & Semiconductor Equipment)	52,967
8,051	Shenzhen Transsion Holdings Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	90,209
55,850	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	130,999
38,750	Sinotruk Hong Kong Ltd. (Machinery)	101,923
5,477	TAL Education Group* (Diversified Consumer Services)	54,880
162,816	Tencent Holdings Ltd. (Interactive Media & Services)	7,513,381
33,600	Tencent Music Entertainment Group (Entertainment)	476,448
17,350	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	739,513
21,600	Weichai Power Co. Ltd. Class H (Machinery)	34,570
71,000	Weichai Power Co. Ltd. Class A (Machinery)	135,875
19,400	Wuliangye Yibin Co. Ltd. Class A (Beverages)	340,973

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
37,750	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	$ 154,424
6,000	Yealink Network Technology Corp. Ltd. Class A (Communications Equipment)	28,007
20,083	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	607,310
115,150	Zhongsheng Group Holdings Ltd. (Specialty Retail)	179,663

		26,196,723

Colombia – 0.0%
5,957	Bancolombia SA (Banks)	198,487

Denmark – 0.8%
7,770	Bavarian Nordic AS* (Biotechnology)	209,430
9,960	Carlsberg AS Class B (Beverages)	1,202,739
3,783	NKT AS* (Electrical Equipment)	340,538
55,394	Novo Nordisk AS Class B (Pharmaceuticals)	7,339,311
3,307	Royal Unibrew AS* (Beverages)	259,643
4,453	Sydbank AS (Banks)	240,071
1,506	Zealand Pharma AS* (Biotechnology)	202,890

		9,794,622

France – 3.6%
22,875	Air Liquide SA (Chemicals)	4,173,738
168,116	Alstom SA* (Machinery)	3,293,830
32,251	AXA SA (Insurance)	1,132,326
12,840	BNP Paribas SA (Banks)	879,716
11,539	Capgemini SE (IT Services)	2,290,762
52,129	Carrefour SA (Consumer Staples Distribution & Retail)	777,620
37,755	Cie de Saint-Gobain SA (Building Products)	3,238,840
27,196	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,076,658
20,605	Danone SA (Food Products)	1,338,605
13,314	Dassault Systemes SE (Software)	504,717
25,112	Edenred SE (Financial Services)	1,045,633
15,804	Elis SA (Commerical Services & Supplies)	365,473
84,149	Engie SA (Multi-Utilities)	1,322,836
8,071	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,846,965
17,914	Forvia SE (Automobile Components)	209,826
2,141	Gecina SA (Office REITs)	212,254
7,918	Kering SA (Textiles, Apparel & Luxury Goods)	2,431,917
9,432	Legrand SA (Electrical Equipment)	1,019,098
3,221	L’Oreal SA (Personal Products)	1,392,913

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,935	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	$ 2,070,238
7,799	Pernod Ricard SA (Beverages)	1,043,562
8,774	Rexel SA (Trading Companies & Distributors)	222,920
12,184	Safran SA (Aerospace & Defense)	2,676,735
13,022	Sanofi SA (Pharmaceuticals)	1,342,470
20,267	Schneider Electric SE (Electrical Equipment)	4,885,060
3,863	Sodexo SA (Hotels, Restaurants & Leisure)	365,854
1,138	Sopra Steria Group (IT Services)	210,934
7,597	SPIE SA (Commerical Services & Supplies)	293,661
10,492	Technip Energies NV (Energy Equipment & Services)	267,299
16,363	Vallourec SACA* (Energy Equipment & Services)	264,567
42,294	Worldline SA*(a) (Financial Services)	479,905

		42,676,932

Germany – 1.7%
10,165	AIXTRON SE (Semiconductors & Semiconductor Equipment)	237,348
2,323	Allianz SE (Insurance)	654,309
14,032	Beiersdorf AG (Personal Products)	2,036,703
2,495	CTS Eventim AG & Co. KGaA (Entertainment)	219,769
10,582	Deutsche Boerse AG (Capital Markets)	2,166,860
70,955	Deutsche Telekom AG (Diversified Telecommunication Services)	1,856,004
3,479	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	176,675
1,750	Gerresheimer AG (Life Sciences Tools & Services)	180,928
45,876	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,593,647
6,020	KION Group AG (Machinery)	238,090
41,940	Lanxess AG (Chemicals)	1,094,911
10,295	Merck KGaA (Pharmaceuticals)	1,839,431
2,413	MTU Aero Engines AG (Aerospace & Defense)	683,274
29,469	RWE AG (Independent Power and Renewable Electricity Producers)	1,099,810
23,380	SAP SE (Software)	4,943,005
2,951	Scout24 SE(a) (Interactive Media & Services)	233,298
3,377	Stroeer SE & Co. KGaA (Media)	228,320

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
16,604	TAG Immobilien AG* (Real Estate Management & Development)	$ 250,151

		19,732,533

Greece – 0.1%
94,950	Alpha Services & Holdings SA (Banks)	175,191
44,250	Eurobank Ergasias Services & Holdings SA Class A (Banks)	101,389
64,576	National Bank of Greece SA (Banks)	566,787
54,052	Piraeus Financial Holdings SA (Banks)	228,367

		1,071,734

Hong Kong – 0.2%
207,700	AIA Group Ltd. (Insurance)	1,389,276
140,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	102,661
242,250	Kunlun Energy Co. Ltd. (Gas Utilities)	234,835
94,800	Link REIT (Retail REITs)	399,963
754,400	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	270,527
17,000	Techtronic Industries Co. Ltd. (Machinery)	217,714

		2,614,976

Hungary – 0.0%
3,450	OTP Bank Nyrt (Banks)	176,852

India – 2.3%
6,350	ABB India Ltd. (Electrical Equipment)	600,111
51,798	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	974,086
87,077	Ashok Leyland Ltd. (Machinery)	267,990
15,288	Axis Bank Ltd. (Banks)	213,563
5,267	Bajaj Auto Ltd. (Automobiles)	608,524
1,583	Bajaj Finance Ltd. (Consumer Finance)	128,994
140,950	Bank of Baroda (Banks)	427,870
437,399	Bharat Electronics Ltd. (Aerospace & Defense)	1,655,069
57,750	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	242,231
28,909	Bharti Airtel Ltd. (Wireless Telecommunication Services)	516,428
16,350	Birlasoft Ltd. (Software)	132,355
1,900	BSE Ltd. (Capital Markets)	58,284
21,449	Chambal Fertilisers & Chemicals Ltd. (Chemicals)	133,091
110,500	Coal India Ltd. (Oil, Gas & Consumable Fuels)	691,166

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,950	Colgate-Palmolive India Ltd. (Personal Products)	$ 120,390
13,483	Cummins India Ltd. (Machinery)	621,666
3,532	Dixon Technologies India Ltd. (Household Durables)	512,284
26,280	DLF Ltd. (Real Estate Management & Development)	279,788
3,100	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	250,323
2,300	Godrej Properties Ltd.* (Real Estate Management & Development)	88,665
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	116,928
2,050	HDFC Asset Management Co. Ltd.(a) (Capital Markets)	100,881
69,718	HDFC Bank Ltd. (Banks)	1,347,249
57,800	Hindalco Industries Ltd.(a) (Metals & Mining)	463,644
5,800	Hindustan Aeronautics Ltd. (Aerospace & Defense)	341,806
164,783	ICICI Bank Ltd. (Banks)	3,361,733
61,092	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	469,472
5,750	Indian Railway Catering & Tourism Corp. Ltd. (Commerical Services & Supplies)	67,999
10,800	InterGlobe Aviation Ltd.*(a) (Passenger Airlines)	577,541
7,250	Lupin Ltd. (Pharmaceuticals)	165,905
17,248	Mahindra & Mahindra Ltd. (Automobiles)	601,141
4,560	MakeMyTrip Ltd.* (Hotels, Restaurants & Leisure)	426,770
34,097	Max Healthcare Institute Ltd. (Health Care Providers & Services)	376,534
6,350	Natco Pharma Ltd. (Pharmaceuticals)	103,599
22,950	Oil India Ltd. (Oil, Gas & Consumable Fuels)	158,524
2,500	Oracle Financial Services Software Ltd. (Software)	330,697
14,193	PB Fintech Ltd.* (Insurance)	246,911
1,200	Persistent Systems Ltd. (IT Services)	69,435
8,393	Polycab India Ltd. (Electrical Equipment)	689,549
152,250	Punjab National Bank (Banks)	226,198
26,134	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	942,194
167,853	Samvardhana Motherson International Ltd. (Automobile Components)	395,114
4,250	Shriram Finance Ltd. (Consumer Finance)	149,106

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
4,766	Siemens Ltd. (Industrial Conglomerates)	$ 406,957
350	Solar Industries India Ltd. (Chemicals)	45,255
1,400	Supreme Industries Ltd. (Chemicals)	89,719
20,903	Tata Consultancy Services Ltd. (IT Services)	1,097,631
62,550	Tata Motors Ltd. (Automobiles)	866,288
99,000	Tata Power Co. Ltd. (Electric Utilities)	537,623
3,900	Torrent Power Ltd. (Electric Utilities)	86,937
7,450	Trent Ltd. (Specialty Retail)	520,669
10,916	TVS Motor Co. Ltd. (Automobiles)	330,602
2,670	UltraTech Cement Ltd. (Construction Materials)	379,628
26,600	United Spirits Ltd. (Beverages)	449,949
22,883	Varun Beverages Ltd. (Beverages)	431,726
49,400	Vedanta Ltd. (Metals & Mining)	266,487
17,250	Zensar Technologies Ltd. (IT Services)	163,943
470,264	Zomato Ltd.* (Hotels, Restaurants & Leisure)	1,293,229

		27,218,451

Indonesia – 0.1%
1,836,200	Adaro Energy Indonesia Tbk. PT (Oil, Gas & Consumable Fuels)	363,626
380,700	Bank Central Asia Tbk. PT (Banks)	240,572
746,900	Bank Mandiri Persero Tbk. PT (Banks)	294,569
325,650	Chandra Asri Pacific Tbk. PT (Chemicals)	193,267

		1,092,034

Ireland – 1.5%
175,438	AIB Group PLC (Banks)	1,006,327
5,264	Aon PLC Class A (Insurance)	1,729,277
18,757	Bank of Ireland Group PLC (Banks)	212,422
78,461	Experian PLC (Professional Services)	3,701,791
9,782	ICON PLC* (Life Sciences Tools & Services)	3,212,800
9,350	Keywords Studios PLC (IT Services)	287,035
6,283	Linde PLC (Chemicals)	2,849,341
36,940	Medtronic PLC (Health Care Equipment & Supplies)	2,967,021
17,668	Ryanair Holdings PLC (Passenger Airlines)	1,789,768
2,370	Weatherford International PLC* (Energy Equipment & Services)	279,328

		18,035,110

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – 0.2%
8,622	Check Point Software Technologies Ltd.* (Software)	$ 1,581,706
1,118	CyberArk Software Ltd.* (Software)	286,633
0	Isracard Ltd. (Consumer Finance)	0
1,413	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	291,742

		2,160,081

Italy – 1.0%
28,088	Banca Mediolanum SpA (Financial Services)	331,615
53,883	Banca Monte dei Paschi di Siena SpA (Banks)	294,032
18,305	BFF Bank SpA(a) (Financial Services)	206,913
3,015	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	281,623
7,408	Buzzi SpA (Construction Materials)	290,424
309,534	Enel SpA (Electric Utilities)	2,209,817
78,827	Eni SpA (Oil, Gas & Consumable Fuels)	1,261,216
8,513	ERG SpA (Independent Power and Renewable Electricity Producers)	225,727
7,079	Ferrari NV (Automobiles)	2,913,522
73,437	Hera SpA (Multi-Utilities)	268,706
392,016	Intesa Sanpaolo SpA (Banks)	1,591,911
49,920	UniCredit SpA (Banks)	2,050,449

		11,925,955

Japan – 3.6%
9,500	ABC-Mart, Inc. (Specialty Retail)	187,261
12,000	ADEKA Corp. (Chemicals)	254,758
22,000	Air Water, Inc. (Chemicals)	323,203
12,964	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	311,655
27,100	Amada Co. Ltd. (Machinery)	318,260
9,400	Amano Corp. (Electronic Equipment, Instruments & Components)	238,309
14,500	Amvis Holdings, Inc. (Health Care Providers & Services)	252,449
22,800	Asics Corp. (Textiles, Apparel & Luxury Goods)	372,104
7,700	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	238,441
33,500	Chiba Bank Ltd. (Banks)	313,810
43,600	Concordia Financial Group Ltd. (Banks)	274,789
14,500	Credit Saison Co. Ltd. (Consumer Finance)	336,098
8,600	Daikin Industries Ltd. (Building Products)	1,247,056

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
85,300	Denso Corp. (Automobile Components)	$ 1,398,835
11,200	DMG Mori Co. Ltd. (Machinery)	284,979
76,300	FANUC Corp. (Machinery)	2,262,047
14,500	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	254,099
20,400	Fuji Media Holdings, Inc. (Media)	255,705
83,500	Fujitsu Ltd. (IT Services)	1,516,373
8,200	Fuso Chemical Co. Ltd. (Chemicals)	212,239
4,400	GMO Payment Gateway, Inc. (Financial Services)	252,227
15,000	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	260,919
140,200	Hitachi Ltd. (Industrial Conglomerates)	3,029,254
5,600	Hoya Corp. (Health Care Equipment & Supplies)	701,684
28,500	IDOM, Inc. (Specialty Retail)	216,416
26,600	INFRONEER Holdings, Inc. (Construction & Engineering)	230,664
10,200	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	172,498
614	Invincible Investment Corp. (Hotel & Resort REITs)	278,111
18,500	J Front Retailing Co. Ltd. (Broadline Retail)	224,096
8,700	JINS Holdings, Inc. (Specialty Retail)	267,053
12,400	Kajima Corp. (Construction & Engineering)	239,612
11,200	Kamigumi Co. Ltd. (Transportation Infrastructure)	255,425
290	KDX Realty Investment Corp. (Diversified REITs)	298,983
12,400	Kinden Corp. (Construction & Engineering)	261,616
9,200	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	164,934
11,000	Kose Corp. (Personal Products)	735,088
24,500	Kubota Corp. (Machinery)	352,234
82,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,036,565
10,800	Kyushu Railway Co. (Ground Transportation)	288,276
75,200	Mebuki Financial Group, Inc. (Banks)	313,016
70,500	Mitsubishi Electric Corp. (Electrical Equipment)	1,174,655
128,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,534,218
93	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	262,046

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,900	Monogatari Corp. (Hotels, Restaurants & Leisure)	$ 133,903
49,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,099,050
12,100	NET One Systems Co. Ltd. (IT Services)	244,496
9,500	Nifco, Inc. (Automobile Components)	240,874
19,800	NOF Corp. (Chemicals)	283,744
4,900	OKUMA Corp. (Machinery)	244,755
69,200	Olympus Corp. (Health Care Equipment & Supplies)	1,194,675
5,500	Organo Corp. (Machinery)	249,453
131,500	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,264,939
29,600	Rengo Co. Ltd. (Containers & Packaging)	206,447
14,200	Rohto Pharmaceutical Co. Ltd. (Personal Products)	333,543
6,200	Sankyu, Inc. (Air Freight & Logistics)	211,779
2,300	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	194,901
190,700	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	2,283,585
29,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,297,376
1,900	SMC Corp. (Machinery)	924,474
9,400	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	189,820
12,800	Sojitz Corp. (Trading Companies & Distributors)	302,759
15,700	Sony Group Corp. (Household Durables)	1,394,452
8,800	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	247,784
5,200	Suzuken Co. Ltd. (Health Care Providers & Services)	189,508
8,500	Taiheiyo Cement Corp. (Construction Materials)	232,161
44,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,240,883
12,600	TechnoPro Holdings, Inc. (Professional Services)	242,285
55,400	Terumo Corp. (Health Care Equipment & Supplies)	993,231
9,700	TIS, Inc. (IT Services)	207,788
30,400	Tohoku Electric Power Co., Inc. (Electric Utilities)	258,481

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
18,300	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	$ 319,236
3,400	Towa Corp. (Semiconductors & Semiconductor Equipment)	195,844
5,000	Toyo Suisan Kaisha Ltd. (Food Products)	335,730
7,300	U-Next Holdings Co. Ltd. (Diversified Telecommunication Services)	251,402
11,200	Yamazaki Baking Co. Ltd. (Food Products)	276,926
27,800	ZOZO, Inc. (Specialty Retail)	813,843

		42,502,187

Jordan – 0.0%
7,772	Hikma Pharmaceuticals PLC (Pharmaceuticals)	190,024

Luxembourg – 0.1%
41,057	ArcelorMittal SA (Metals & Mining)	934,896
4,843	Orion SA (Chemicals)	119,235
5,574	Ternium SA (Metals & Mining)	193,306

		1,247,437

Macau – 0.0%
164,000	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	239,285

Malaysia – 0.1%
52,000	AMMB Holdings Bhd. (Banks)	51,095
226,650	CIMB Group Holdings Bhd. (Banks)	366,477
93,400	Press Metal Aluminium Holdings Bhd. (Metals & Mining)	109,051
240,093	RHB Bank Bhd. (Banks)	298,440
46,250	YTL Power International Bhd. (Multi-Utilities)	47,026

		872,089

Mexico – 0.2%
7,100	BBB Foods, Inc. Class A* (Consumer Staples Distribution & Retail)	192,765
85,936	Cemex SAB de CV (Construction Materials)	551,709
952	Coca-Cola Femsa SAB de CV (Beverages)	86,090
87,800	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	257,118
2,360	Fomento Economico Mexicano SAB de CV (Beverages)	260,190
16,050	Gruma SAB de CV Class B (Food Products)	300,066

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
1,650	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	$ 49,754
61,250	Grupo Mexico SAB de CV (Metals & Mining)	345,191
49,300	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	87,693
4,550	Regional SAB de CV (Banks)	33,023
6,400	Vista Energy SAB de CV* (Oil, Gas & Consumable Fuels)	288,384

		2,451,983

Netherlands – 1.6%
1,413	Adyen NV*(a) (Financial Services)	1,728,436
36,992	Akzo Nobel NV (Chemicals)	2,287,297
2,714	Argenx SE* (Biotechnology)	1,400,071
3,693	ASM International NV (Semiconductors & Semiconductor Equipment)	2,540,861
5,630	ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,273,621
6,093	ASR Nederland NV (Insurance)	306,126
9,614	Expro Group Holdings NV* (Energy Equipment & Services)	223,237
5,327	Heineken NV (Beverages)	472,722
166,296	ING Groep NV (Banks)	3,018,429
65,384	Koninklijke Philips NV* (Health Care Equipment & Supplies)	1,836,616

		19,087,416

Norway – 0.0%
74,686	Var Energi ASA (Oil, Gas & Consumable Fuels)	237,921

Philippines – 0.0%
26,350	International Container Terminal Services, Inc. (Transportation Infrastructure)	160,694
44,700	Metropolitan Bank & Trust Co. (Banks)	52,599

		213,293

Poland – 0.2%
12,300	Bank Polska Kasa Opieki SA (Banks)	498,287
400	Budimex SA (Construction & Engineering)	64,372
3,750	KGHM Polska Miedz SA (Metals & Mining)	128,914
50,300	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	747,530
20,896	Powszechny Zaklad Ubezpieczen SA (Insurance)	255,895

		1,694,998

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.1%
46,311	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	$ 973,754
171,672	Sonae SGPS SA (Consumer Staples Distribution & Retail)	175,108

		1,148,862

Qatar – 0.0%
4,556	Barwa Real Estate Co. (Real Estate Management & Development)	3,477
39,850	Ooredoo QPSC (Diversified Telecommunication Services)	114,373

		117,850

Russia(b) – 0.0%
61,284	Gazprom PJSC* (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC* (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC* (Metals & Mining)	—
5,650	PhosAgro PJSC* (Chemicals)	—
19,000	Surgutneftegas PJSC* (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC* (Banks)	—

		—

Singapore – 0.4%
138,100	CapitaLand Ascendas REIT (Industrial REITs)	281,939
53,750	DBS Group Holdings Ltd. (Banks)	1,472,933
25,392	Sea Ltd.* (Entertainment)	1,668,255
59,100	Sembcorp Industries Ltd. (Multi-Utilities)	211,316
39,000	United Overseas Bank Ltd. (Banks)	945,699

		4,580,142

South Africa – 0.2%
20,350	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	395,547
11,100	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	118,926
108,300	FirstRand Ltd. (Financial Services)	486,637
45,794	Harmony Gold Mining Co. Ltd. (Metals & Mining)	445,118
21,615	Investec Ltd. (Capital Markets)	168,766
41,850	MTN Group Ltd. (Wireless Telecommunication Services)	181,593

		1,796,587

South Korea – 2.1%
300	Alteogen, Inc.* (Biotechnology)	69,174
1,785	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals)	145,385

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
162,906	Coupang, Inc.* (Broadline Retail)	$ 3,380,299
4,700	Doosan Bobcat, Inc. (Machinery)	142,242
2,400	GS Holdings Corp. (Industrial Conglomerates)	85,918
1,500	Hankook Tire & Technology Co. Ltd. (Automobile Components)	48,984
1,400	Hanmi Pharm Co. Ltd. (Pharmaceuticals)	295,857
3,881	Hanmi Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	373,840
2,217	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	465,183
34,550	Hanwha Life Insurance Co. Ltd. (Insurance)	78,598
4,800	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	294,151
2,702	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	611,440
4,450	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	108,727
950	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	84,557
1,750	Hyundai Mobis Co. Ltd. (Automobile Components)	283,133
3,000	Hyundai Rotem Co. Ltd. (Machinery)	106,945
16,550	Hyundai Steel Co. (Metals & Mining)	334,878
7,254	KB Financial Group, Inc. (Banks)	468,943
950	KCC Corp. (Chemicals)	229,296
16,878	Kia Corp. (Automobiles)	1,384,952
1,850	Korea Gas Corp.* (Gas Utilities)	60,096
6,400	Korea Investment Holdings Co. Ltd. (Capital Markets)	343,849
800	Krafton, Inc.* (Entertainment)	172,495
2,250	KT Corp. (Diversified Telecommunication Services)	65,523
1,250	LG H&H Co. Ltd. (Personal Products)	321,566
6,400	NAVER Corp. (Interactive Media & Services)	816,271
600	OCI Holdings Co. Ltd. (Chemicals)	32,266
5,300	Poongsan Corp. (Metals & Mining)	226,082
788	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	540,639
7,650	Samsung E&A Co. Ltd.* (Construction & Engineering)	159,792
78,639	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,692,101
4,300	Shinhan Financial Group Co. Ltd. (Banks)	189,118

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
21,324	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	$ 3,058,362
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	76
750	Soop Co. Ltd. (Interactive Media & Services)	56,647
41,505	Woori Financial Group, Inc. (Banks)	477,731

		24,205,116

Spain – 0.3%
3,804	Aena SME SA(a) (Transportation Infrastructure)	722,755
31,651	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	2,084,561
5,270	CIE Automotive SA (Automobile Components)	153,933

		2,961,249

Sweden – 0.1%
11,411	AAK AB (Food Products)	328,375
22,387	Castellum AB* (Real Estate Management & Development)	280,435
12,041	Saab AB Class B (Aerospace & Defense)	278,039
28,422	Securitas AB Class B (Commerical Services & Supplies)	305,753
7,827	Trelleborg AB Class B (Machinery)	290,871

		1,483,473

Switzerland – 1.1%
13,787	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	2,102,949
16,240	Julius Baer Group Ltd. (Capital Markets)	888,777
20,248	Novartis AG (Pharmaceuticals)	2,260,240
2,501	PSP Swiss Property AG (Real Estate Management & Development)	334,211
2,814	Sika AG (Chemicals)	854,376
2,472	Sonova Holding AG (Health Care Equipment & Supplies)	757,757
671	Tecan Group AG (Life Sciences Tools & Services)	250,562
113,493	UBS Group AG (Capital Markets)	3,438,914
418	VAT Group AG(a) (Machinery)	209,475
3,189	Zurich Insurance Group AG (Insurance)	1,753,217

		12,850,478

Taiwan – 2.2%
48,000	Accton Technology Corp. (Communications Equipment)	752,413

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
25,350	Arcadyan Technology Corp. (Communications Equipment)	$ 114,128
6,600	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	131,419
21,950	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	307,820
510,800	Cathay Financial Holding Co. Ltd. (Insurance)	978,091
30,350	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	144,631
879,550	China Development Financial Holding Corp. (Insurance)	434,094
371,850	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	360,292
970,600	CTBC Financial Holding Co. Ltd. (Banks)	1,053,506
47,000	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	387,803
9,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	146,172
63,450	Eva Airways Corp. (Passenger Airlines)	66,871
89,000	Fubon Financial Holding Co. Ltd. (Insurance)	241,009
3,250	Genius Electronic Optical Co. Ltd. (Electronic Equipment, Instruments & Components)	52,465
212,000	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,714,499
93,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	570,547
9,000	International Games System Co. Ltd. (Entertainment)	205,910
4,750	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	204,613
50,050	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,906,160
10,050	MPI Corp. (Semiconductors & Semiconductor Equipment)	166,879
112,350	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	347,063
22,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	346,617
83,650	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	92,335

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
79,550	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	$ 677,746
16,550	Raydium Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	189,686
18,650	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	294,203
1,391	Silicon Motion Technology Corp. (Semiconductors & Semiconductor Equipment)	96,591
211,150	SinoPac Financial Holdings Co. Ltd. (Banks)	171,878
208,350	Taiwan Business Bank (Banks)	119,380
391,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	13,017,936
5,000	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	316,920
53,600	Yuanta Financial Holding Co. Ltd. (Financial Services)	53,776

		25,663,453

Thailand – 0.2%
101,650	Bangkok Bank PCL (Banks)	390,812
595,000	Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	438,621
41,850	Bumrungrad Hospital PCL (Health Care Providers & Services)	288,951
103,350	Kasikornbank PCL (Banks)	381,762
788,800	Krung Thai Bank PCL (Banks)	400,545
102,650	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	422,062

		2,322,753

Turkey – 0.1%
11,600	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	219,091
8,879	Eldorado Gold Corp.* (Metals & Mining)	150,588
47,939	KOC Holding AS (Industrial Conglomerates)	311,364
9,600	Mavi Giyim Sanayi Ve Ticaret AS Class B(a) (Textiles, Apparel & Luxury Goods)	32,676
3,950	Migros Ticaret AS (Consumer Staples Distribution & Retail)	62,938
62,000	Sok Marketler Ticaret AS (Consumer Staples Distribution & Retail)	111,984

		888,641

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 0.2%
216,172	Abu Dhabi Commercial Bank PJSC (Banks)	$ 523,764
39,215	Abu Dhabi Islamic Bank PJSC (Banks)	130,897
583,228	Emaar Properties PJSC (Real Estate Management & Development)	1,370,358
136,897	Emirates NBD Bank PJSC (Banks)	711,889

		2,736,908

United Kingdom – 5.2%
46,985	3i Group PLC (Capital Markets)	1,890,240
3,475	4imprint Group PLC (Media)	271,344
29,185	AstraZeneca PLC (Pharmaceuticals)	4,636,644
38,646	B&M European Value Retail SA (Broadline Retail)	232,725
48,914	Balfour Beatty PLC (Construction & Engineering)	264,856
1,122,341	Barclays PLC (Banks)	3,356,143
35,018	Beazley PLC (Insurance)	307,791
9,877	Berkeley Group Holdings PLC (Household Durables)	644,794
440,893	BP PLC (Oil, Gas & Consumable Fuels)	2,606,167
48,306	Breedon Group PLC (Construction Materials)	268,714
42,924	British American Tobacco PLC (Tobacco)	1,522,988
67,549	British Land Co. PLC (Diversified REITs)	358,030
142,727	Compass Group PLC (Hotels, Restaurants & Leisure)	4,395,279
7,113	Computacenter PLC (IT Services)	246,295
83,018	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	250,131
4,161	Cranswick PLC (Food Products)	254,888
96,305	Diageo PLC (Beverages)	2,996,527
6,128	Diploma PLC (Trading Companies & Distributors)	350,370
47,425	DS Smith PLC (Containers & Packaging)	277,249
5,380	Endava PLC* (IT Services)	171,407
22,876	Entain PLC (Hotels, Restaurants & Leisure)	168,107
23,171	Ferguson PLC (Trading Companies & Distributors)	5,141,132
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	790
95,870	GSK PLC (Pharmaceuticals)	1,861,679
27,401	IG Group Holdings PLC (Capital Markets)	330,914
13,285	IMI PLC (Machinery)	323,582
12,788	Indivior PLC* (Pharmaceuticals)	175,658
14,849	Intermediate Capital Group PLC (Capital Markets)	419,139

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
161,824	JD Sports Fashion PLC (Specialty Retail)	$ 273,781
16,860	JET2 PLC (Passenger Airlines)	309,512
216,892	Kingfisher PLC (Specialty Retail)	771,079
287,732	Legal & General Group PLC (Insurance)	858,197
11,773	London Stock Exchange Group PLC (Capital Markets)	1,433,076
90,024	Man Group PLC (Capital Markets)	283,421
19,899	National Grid PLC (Multi-Utilities)	252,482
151,868	NatWest Group PLC (Banks)	720,535
3,387	Noble Corp. PLC (Energy Equipment & Services)	159,934
8,132	Nomad Foods Ltd. (Food Products)	155,403
326,143	Prudential PLC (Insurance)	2,943,241
42,818	Reckitt Benckiser Group PLC (Household Products)	2,303,336
67,449	RELX PLC (Professional Services)	3,180,319
13,096	Rio Tinto PLC (Metals & Mining)	851,671
917,375	Rolls-Royce Holdings PLC* (Aerospace & Defense)	5,311,787
59,233	Segro PLC (Industrial REITs)	697,208
116,351	Serco Group PLC (Commerical Services & Supplies)	285,903
78,308	Shell PLC (Oil, Gas & Consumable Fuels)	2,863,265
80,507	Standard Chartered PLC (Banks)	795,271
235,092	Tesco PLC (Consumer Staples Distribution & Retail)	1,002,543
134,784	Tritax Big Box REIT PLC (Industrial REITs)	286,493
11,318	Weir Group PLC (Machinery)	295,454
59,229	WH Smith PLC (Specialty Retail)	1,007,778
5,463	Whitbread PLC (Hotels, Restaurants & Leisure)	204,698

		60,969,970

United States – 56.3%
738	AAR Corp.* (Aerospace & Defense)	47,675
69,973	Abbott Laboratories (Health Care Equipment & Supplies)	7,412,940
14,164	AbbVie, Inc. (Biotechnology)	2,624,872
750	Acuity Brands, Inc. (Electrical Equipment)	188,513
824	Addus HomeCare Corp.* (Health Care Providers & Services)	100,001
13,037	Adeia, Inc. (Software)	153,185
11,559	Adobe, Inc.* (Software)	6,376,522
2,759	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	321,065
6,446	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	931,318

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,819	Affirm Holdings, Inc.* (Financial Services)	$ 249,490
5,850	Agios Pharmaceuticals, Inc.* (Biotechnology)	271,440
6,140	Agree Realty Corp. (Retail REITs)	423,476
2,295	Alamo Group, Inc. (Machinery)	442,292
3,540	Allison Transmission Holdings, Inc. (Machinery)	313,609
29,981	Allstate Corp. (Insurance)	5,130,349
143,612	Alphabet, Inc. Class A (Interactive Media & Services)	24,635,202
145,058	Amazon.com, Inc.* (Broadline Retail)	27,122,945
117,949	American International Group, Inc. (Insurance)	9,345,099
10,144	Ameris Bancorp (Banks)	617,668
2,776	Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	90,664
2,123	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	143,557
61,711	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	3,965,549
148,835	Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,319,192
3,225	Appfolio, Inc. Class A* (Software)	714,273
52,145	Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,580,362
6,295	Archrock, Inc. (Energy Equipment & Services)	130,495
19,548	Arcutis Biotherapeutics, Inc.* (Biotechnology)	196,848
940	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	116,269
14,171	Artivion, Inc.* (Health Care Equipment & Supplies)	384,743
1,825	Asbury Automotive Group, Inc.* (Specialty Retail)	491,326
1,657	Ashland, Inc. (Chemicals)	160,149
1,320	Atkore, Inc. (Electrical Equipment)	178,200
26,886	Atlassian Corp. Class A* (Software)	4,747,261
3,464	Atmus Filtration Technologies, Inc.* (Machinery)	106,830
9,500	AtriCure, Inc.* (Health Care Equipment & Supplies)	204,915
69,629	Aurora Innovation, Inc.* (Software)	278,516
13,696	Avient Corp. (Chemicals)	619,607
5,374	Avnet, Inc. (Electronic Equipment, Instruments & Components)	288,906
1,017	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	128,498

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,489	Azenta, Inc.* (Life Sciences Tools & Services)	$ 341,910
1,452	AZZ, Inc. (Building Products)	116,102
3,359	Balchem Corp. (Chemicals)	596,088
13,475	Baldwin Insurance Group, Inc.* (Insurance)	589,396
176,493	Bank of America Corp. (Banks)	7,114,433
3,766	Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	387,145
4,181	Beazer Homes USA, Inc.* (Household Durables)	140,774
24,220	Becton Dickinson & Co. (Health Care Equipment & Supplies)	5,838,473
1,267	Belden, Inc. (Electronic Equipment, Instruments & Components)	117,438
2,339	BellRing Brands, Inc.* (Personal Products)	119,944
25,123	Berkshire Hathaway, Inc. Class B* (Financial Services)	11,016,435
29,864	BGC Group, Inc. Class A (Capital Markets)	275,047
36,440	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	265,283
2,610	Blue Bird Corp.* (Machinery)	136,033
5,265	Boeing Co.* (Aerospace & Defense)	1,003,509
825	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	3,064,883
3,748	Boot Barn Holdings, Inc.* (Specialty Retail)	500,283
15,597	Bowlero Corp. Class A (Hotels, Restaurants & Leisure)	201,981
2,581	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	157,105
1,842	Brady Corp. Class A (Commerical Services & Supplies)	131,906
2,138	Brinker International, Inc.* (Hotels, Restaurants & Leisure)	142,840
5,486	Brink’s Co. (Commerical Services & Supplies)	603,405
3,582	Builders FirstSource, Inc.* (Building Products)	599,519
4,976	Bumble, Inc. Class A* (Interactive Media & Services)	46,476
1,710	Cactus, Inc. Class A (Energy Equipment & Services)	107,935
5,434	Cadence Design Systems, Inc.* (Software)	1,454,464
2,458	Caleres, Inc. (Specialty Retail)	94,780
1,886	California Resources Corp. (Oil, Gas & Consumable Fuels)	97,016
58,828	CarMax, Inc.* (Specialty Retail)	4,967,436
8,899	Cars.com, Inc.* (Interactive Media & Services)	183,497

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,150	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	$ 106,026
14,048	Caterpillar, Inc. (Machinery)	4,863,418
9,929	Cathay General Bancorp (Banks)	440,053
7,800	CBIZ, Inc.* (Professional Services)	541,320
17,720	Central Garden & Pet Co. Class A* (Household Products)	608,859
17,171	ChampionX Corp. (Energy Equipment & Services)	588,278
23,911	Charles Schwab Corp. (Capital Markets)	1,558,758
3,433	Chart Industries, Inc.* (Machinery)	552,988
21,139	Chevron Corp. (Oil, Gas & Consumable Fuels)	3,392,175
28,796	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,564,199
2,500	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	429,150
7,497	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	278,064
12,267	Cigna Group (Health Care Providers & Services)	4,277,135
3,539	Clearfield, Inc.* (Communications Equipment)	153,593
2,069	Coca-Cola Consolidated, Inc. (Beverages)	2,370,846
7,427	Cohen & Steers, Inc. (Capital Markets)	637,385
3,235	Comfort Systems USA, Inc. (Construction & Engineering)	1,075,379
1,873	Commercial Metals Co. (Metals & Mining)	112,567
1,752	Concentrix Corp. (Professional Services)	123,516
60,497	ConocoPhillips (Oil, Gas & Consumable Fuels)	6,727,266
13,388	Constellium SE* (Metals & Mining)	238,440
10,900	CoreCivic, Inc.* (Commerical Services & Supplies)	151,946
127,660	Corteva, Inc. (Chemicals)	7,161,726
5,544	Cousins Properties, Inc. (Office REITs)	152,515
2,849	CryoPort, Inc.* (Life Sciences Tools & Services)	26,296
34,181	Danaher Corp. (Life Sciences Tools & Services)	9,470,871
8,750	Deere & Co. (Machinery)	3,254,825
18,988	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,841,462
3,042	Dime Community Bancshares, Inc. (Banks)	76,902
6,904	DNOW, Inc.* (Trading Companies & Distributors)	106,045
11,249	Dollar General Corp. (Consumer Staples Distribution & Retail)	1,354,267

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
59,748	Dominion Energy, Inc. (Multi-Utilities)	$ 3,194,128
39,625	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	4,387,280
3,850	Ducommun, Inc.* (Aerospace & Defense)	247,054
24,089	Dynatrace, Inc.* (Software)	1,057,989
15,809	Ecovyst, Inc.* (Chemicals)	150,818
6,434	Eli Lilly & Co. (Pharmaceuticals)	5,174,673
2,139	Employers Holdings, Inc. (Insurance)	102,693
4,262	Enact Holdings, Inc. (Financial Services)	145,036
1,512	EnerSys (Electrical Equipment)	166,214
3,402	EPAM Systems, Inc.* (IT Services)	731,872
5,819	Equifax, Inc. (Professional Services)	1,625,654
5,357	Essent Group Ltd. (Financial Services)	336,634
898	Evercore, Inc. Class A (Capital Markets)	224,850
4,585	Evolent Health, Inc. Class A* (Health Care Technology)	106,922
27,873	Extra Space Storage, Inc. (Specialized REITs)	4,449,088
950	Fair Isaac Corp.* (Software)	1,520,000
2,377	Federal Agricultural Mortgage Corp. Class C (Financial Services)	490,185
10,294	First Advantage Corp. (Professional Services)	177,263
2,789	First American Financial Corp. (Insurance)	168,958
1,936	First Industrial Realty Trust, Inc. (Industrial REITs)	105,938
4,450	First Merchants Corp. (Banks)	179,558
4,808	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	78,226
2,830	FirstCash Holdings, Inc. (Consumer Finance)	315,828
38,618	Fiserv, Inc.* (Financial Services)	6,316,746
27,692	Flywire Corp.* (Financial Services)	507,041
4,402	Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	121,451
3,990	Fox Factory Holding Corp.* (Automobile Components)	213,026
74,379	Freeport-McMoRan, Inc. (Metals & Mining)	3,377,550
6,312	Frontdoor, Inc.* (Diversified Consumer Services)	249,072
707	FTI Consulting, Inc.* (Professional Services)	154,105
102,166	General Motors Co. (Automobiles)	4,527,997
8,072	Glacier Bancorp, Inc. (Banks)	360,899
790	Globant SA* (IT Services)	153,821

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,704	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	$ 626,340
4,407	Grand Canyon Education, Inc.* (Diversified Consumer Services)	687,272
3,054	Granite Construction, Inc. (Construction & Engineering)	209,077
3,107	Griffon Corp. (Building Products)	223,890
534	Group 1 Automotive, Inc. (Specialty Retail)	195,294
3,256	Hackett Group, Inc. (IT Services)	88,824
1,978	Haemonetics Corp.* (Health Care Equipment & Supplies)	178,119
14,462	Halozyme Therapeutics, Inc.* (Biotechnology)	799,170
3,909	Hancock Whitney Corp. (Banks)	213,940
29,921	Hartford Financial Services Group, Inc. (Insurance)	3,318,837
15,398	HCA Healthcare, Inc. (Health Care Providers & Services)	5,590,244
8,185	HealthEquity, Inc.* (Health Care Providers & Services)	642,359
7,780	Heritage Commerce Corp. (Banks)	80,523
37,552	Hillman Solutions Corp.* (Machinery)	381,153
8,624	Home Depot, Inc. (Specialty Retail)	3,175,012
14,008	Honeywell International, Inc. (Industrial Conglomerates)	2,868,138
7,755	Hope Bancorp, Inc. (Banks)	102,056
13,839	Horace Mann Educators Corp. (Insurance)	478,414
3,965	Houlihan Lokey, Inc. (Capital Markets)	595,741
19,999	Howmet Aerospace, Inc. (Aerospace & Defense)	1,913,904
1,616	HubSpot, Inc.* (Software)	803,200
10,282	Humana, Inc. (Health Care Providers & Services)	3,718,074
1,255	Huron Consulting Group, Inc.* (Professional Services)	138,063
3,856	ICF International, Inc. (Professional Services)	567,218
1,835	ICU Medical, Inc.* (Health Care Equipment & Supplies)	233,008
3,900	IDACORP, Inc. (Electric Utilities)	381,225
5,602	Independent Bank Corp. (Banks)	359,368
29,074	Ingersoll Rand, Inc. (Machinery)	2,919,030
844	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	189,478
7,277	Insmed, Inc.* (Biotechnology)	529,402
16,628	Intapp, Inc.* (Software)	595,781
4,716	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	117,004

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
65,510	Intercontinental Exchange, Inc. (Capital Markets)	$ 9,928,696
3,247	InterDigital, Inc. (Software)	398,602
3,421	International Money Express, Inc.* (Financial Services)	75,980
33,262	International Paper Co. (Containers & Packaging)	1,546,018
6,646	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	523,173
22,094	Intuit, Inc. (Software)	14,302,551
10,349	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,601,269
4,535	ITT, Inc. (Machinery)	641,521
15,679	Janus International Group, Inc.* (Building Products)	226,091
37,350	JBS SA* (Food Products)	222,668
51,030	JPMorgan Chase & Co. (Banks)	10,859,184
5,254	Kelly Services, Inc. Class A (Professional Services)	123,627
199,339	KeyCorp (Banks)	3,215,338
18,055	Kinsale Capital Group, Inc. (Insurance)	8,252,399
1,137	Knife River Corp.* (Construction Materials)	90,414
815,143	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	4,507,741
15,427	L3Harris Technologies, Inc. (Aerospace & Defense)	3,500,232
16,509	Labcorp Holdings, Inc. (Health Care Providers & Services)	3,556,699
1,362	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	142,778
15,442	Laureate Education, Inc. (Diversified Consumer Services)	239,351
5,309	La-Z-Boy, Inc. (Household Durables)	234,339
21,321	Lear Corp. (Automobile Components)	2,602,015
3,451	Liberty Media Corp.-Liberty Live Class A* (Entertainment)	130,344
2,484	LiveRamp Holdings, Inc.* (Software)	75,216
7,073	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	713,807
10,468	Magnite, Inc.* (Media)	152,205
24,886	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	677,895
3,178	Martin Marietta Materials, Inc. (Construction Materials)	1,885,666
15,299	Mastercard, Inc. Class A (Financial Services)	7,094,299
11,450	Matador Resources Co. (Oil, Gas & Consumable Fuels)	703,946

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
858	Matson, Inc. (Marine Transportation)	$ 113,865
1,379	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	527,495
2,133	Merchants Bancorp (Financial Services)	95,985
996	Meritage Homes Corp. (Household Durables)	202,059
19,736	Meta Platforms, Inc. Class A (Interactive Media & Services)	9,371,245
86,381	Microsoft Corp. (Software)	36,137,491
5,871	Minerals Technologies, Inc. (Chemicals)	460,169
5,965	Monday.com Ltd.* (Software)	1,370,817
1,519	MongoDB, Inc.* (IT Services)	383,335
15,520	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	13,395,157
48,868	Nasdaq, Inc. (Capital Markets)	3,307,386
5,190	National Health Investors, Inc. (Health Care REITs)	388,523
5,762	NCR Voyix Corp.* (Software)	84,990
26,733	Nestle SA (Food Products)	2,707,855
4,705	Netflix, Inc.* (Entertainment)	2,956,387
1,964	New Jersey Resources Corp. (Gas Utilities)	91,817
11,550	Newpark Resources, Inc.* (Energy Equipment & Services)	95,403
1,576	Nexstar Media Group, Inc. (Media)	291,229
1,539	Northeast Bank (Banks)	111,824
8,806	Northwestern Energy Group, Inc. (Multi-Utilities)	473,499
4,142	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	750,448
250,810	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	29,349,786
513	NVR, Inc.* (Household Durables)	4,415,637
26,692	OceanFirst Financial Corp. (Banks)	484,994
9,517	Old National Bancorp (Banks)	190,530
121,995	ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	9,546,109
8,159	O’Reilly Automotive, Inc.* (Specialty Retail)	9,189,808
4,406	Organon & Co. (Pharmaceuticals)	96,315
1,354	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	200,365
4,504	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	474,406
16,282	Pacific Premier Bancorp, Inc. (Banks)	440,591
5,237	Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	139,042

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
15,640	Paragon 28, Inc.* (Health Care Equipment & Supplies)	$ 121,836
7,402	Parker-Hannifin Corp. (Machinery)	4,153,706
3,911	Patrick Industries, Inc. (Automobile Components)	500,843
21,839	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	240,011
3,775	Peapack-Gladstone Financial Corp. (Banks)	106,682
7,372	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	61,482
1,171	Pegasystems, Inc. (Software)	81,642
1,667	PennyMac Financial Services, Inc. (Financial Services)	163,566
2,922	Penumbra, Inc.* (Health Care Equipment & Supplies)	488,237
32,315	PepsiCo, Inc. (Beverages)	5,579,831
6,156	Perdoceo Education Corp. (Diversified Consumer Services)	152,607
14,900	Perella Weinberg Partners (Capital Markets)	281,610
6,842	PetIQ, Inc.* (Health Care Providers & Services)	149,703
166,406	Pfizer, Inc. (Pharmaceuticals)	5,082,039
2,965	Phinia, Inc. (Automobile Components)	132,536
3,268	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	83,040
17,216	Phreesia, Inc.* (Health Care Technology)	429,539
1,153	Portland General Electric Co. (Electric Utilities)	54,629
2,654	Preferred Bank (Banks)	228,403
14,255	Primoris Services Corp. (Construction & Engineering)	804,980
9,060	Progyny, Inc.* (Health Care Providers & Services)	255,492
18,131	Qiagen NV* (Life Sciences Tools & Services)	806,720
10,702	R1 RCM, Inc.* (Health Care Providers & Services)	137,842
2,650	RBC Bearings, Inc.* (Machinery)	770,726
18,810	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	136,749
20,034	Regal Rexnord Corp. (Electrical Equipment)	3,219,063
7,381	Revolve Group, Inc.* (Specialty Retail)	142,822
18,261	Roche Holding AG (Pharmaceuticals)	5,912,170
18,405	Ross Stores, Inc. (Specialty Retail)	2,636,148
5,757	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	578,636
3,321	S&T Bancorp, Inc. (Banks)	147,386

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
18,210	Saia, Inc.* (Ground Transportation)	$ 7,609,048
19,311	SBA Communications Corp. (Specialized REITs)	4,239,537
31,678	Schlumberger NV (Energy Equipment & Services)	1,529,731
8,416	Schneider National, Inc. Class B (Ground Transportation)	226,475
1,633	Science Applications International Corp. (Professional Services)	203,145
15,802	Seacoast Banking Corp. of Florida (Banks)	439,928
10,573	Select Water Solutions, Inc. (Energy Equipment & Services)	124,973
3,318	Sensata Technologies Holding PLC (Electrical Equipment)	129,369
12,923	ServiceNow, Inc.* (Software)	10,524,362
21,665	Sherwin-Williams Co. (Chemicals)	7,600,082
1,584	Shift4 Payments, Inc. Class A* (Financial Services)	108,963
20,111	Shoals Technologies Group, Inc. Class A* (Electrical Equipment)	130,722
12,230	Silgan Holdings, Inc. (Containers & Packaging)	628,989
3,113	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	373,965
2,631	Simply Good Foods Co.* (Food Products)	89,244
7,291	Skyline Champion Corp.* (Household Durables)	594,289
26,357	SLM Corp. (Consumer Finance)	598,040
8,195	Solo Brands, Inc. Class A* (Leisure Products)	19,586
1,274	SouthState Corp. (Banks)	126,088
8,833	Spotify Technology SA* (Entertainment)	3,038,022
5,578	SpringWorks Therapeutics, Inc.* (Biotechnology)	200,306
6,151	SPX Technologies, Inc.* (Machinery)	907,519
63,736	SS&C Technologies Holdings, Inc. (Professional Services)	4,649,541
18,276	STAG Industrial, Inc. (Industrial REITs)	745,844
12,698	Stagwell, Inc.* (Media)	84,823
31,339	Starbucks Corp. (Hotels, Restaurants & Leisure)	2,442,875
6,927	STERIS PLC (Health Care Equipment & Supplies)	1,653,891
3,328	Sterling Infrastructure, Inc.* (Construction & Engineering)	387,246
5,260	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	238,488
8,142	Stifel Financial Corp. (Capital Markets)	721,951

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,901	StoneX Group, Inc.* (Capital Markets)	$ 158,429
16,994	Stryker Corp. (Health Care Equipment & Supplies)	5,564,685
14,266	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	425,412
62,279	Sysco Corp. (Consumer Staples Distribution & Retail)	4,773,685
792	Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	98,723
5,150	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	190,447
28,833	Target Corp. (Consumer Staples Distribution & Retail)	4,336,772
1,557	Taylor Morrison Home Corp.* (Household Durables)	104,444
16,203	TEGNA, Inc. (Media)	258,114
32,029	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,527,830
4,779	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	834,461
1,543	Tidewater, Inc.* (Energy Equipment & Services)	152,695
4,928	T-Mobile U.S., Inc. (Wireless Telecommunication Services)	898,276
11,316	Tradeweb Markets, Inc. Class A (Capital Markets)	1,263,771
10,927	Tri Pointe Homes, Inc.* (Household Durables)	494,447
3,775	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	368,062
5,600	UFP Industries, Inc. (Building Products)	738,808
2,433	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	105,252
4,937	UMB Financial Corp. (Banks)	503,673
38,396	Union Pacific Corp. (Ground Transportation)	9,473,445
12,661	UnitedHealth Group, Inc. (Health Care Providers & Services)	7,294,762
2,313	Universal Corp. (Tobacco)	123,560
20,609	Utz Brands, Inc. (Food Products)	305,838
483	Valmont Industries, Inc. (Construction & Engineering)	144,108
9,750	Vector Group Ltd. (Tobacco)	124,605
13,493	Veracyte, Inc.* (Biotechnology)	323,832
43,410	Viavi Solutions, Inc.* (Communications Equipment)	349,016
9,471	Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	404,128

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
29,310	Visa, Inc. Class A (Financial Services)	$ 7,786,788
10,327	Vita Coco Co., Inc.* (Beverages)	266,850
14,617	Vivid Seats, Inc. Class A* (Entertainment)	71,331
2,079	Voya Financial, Inc. (Financial Services)	151,206
87,935	Walt Disney Co. (Entertainment)	8,238,630
9,341	Waste Connections, Inc. (Commerical Services & Supplies)	1,660,550
15,489	Waste Management, Inc. (Commerical Services & Supplies)	3,139,001
70,963	Wells Fargo & Co. (Banks)	4,210,944
3,984	Western Alliance Bancorp (Banks)	320,553
150	White Mountains Insurance Group Ltd. (Insurance)	267,900
3,563	Wintrust Financial Corp. (Banks)	385,517
7,810	World Kinect Corp. (Oil, Gas & Consumable Fuels)	218,133
57,975	Zoetis, Inc. (Pharmaceuticals)	10,437,819

		662,812,200

Uruguay* – 0.3%
2,107	MercadoLibre, Inc. (Broadline Retail)	3,516,372

TOTAL COMMON STOCKS (Cost $865,682,368)		$1,073,530,808

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Brazil – 0.1%
Cia Energetica de Minas Gerais (Electric Utilities)
17,550	9.945%	$ 33,697
Cia Paranaense de Energia - Copel (Electric Utilities)
127,100	3.767	226,734
Itausa SA (Banks)
483,704	7.841	869,722
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
46,400	14.593	306,891

		1,437,044

South Korea – 0.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)
18,660	2.227	888,343

TOTAL PREFERRED STOCKS (Cost $2,334,091)		$ 2,325,387

Shares	Description	Value

Exchange Traded Funds – 0.3%
23,600	iShares Core MSCI Emerging Markets ETF	$ 1,272,984
40,555	iShares MSCI Saudi Arabia ETF	1,707,365

TOTAL EXCHANGE TRADED FUNDS (Cost $2,995,137)		$ 2,980,349

Shares	Dividend Rate	Value

Investment Companies(c) – 8.5%
Goldman Sachs Financial Square Government Fund — Class R6
41,703,818	5.220%	$ 41,703,818
Goldman Sachs Financial Square Government Fund — Institutional Shares
58,699,996	5.220	58,699,996

TOTAL INVESTMENT COMPANIES – 8.5% (Cost $100,403,814)		$ 100,403,814

TOTAL INVESTMENTS – 100.2% (Cost $971,415,410)		$1,179,240,358

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,402,317)

NET ASSETS – 100.0%		$1,176,838,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JULY 31, 2024

Sector	% of Total Market Value
Information Technology	19.6%
Financials	16.0
Industrials	12.1
Health Care	12.0
Consumer Discretionary	10.9
Investment Companies	8.5
Communication Services	5.8
Consumer Staples	4.3
Materials	4.1
Energy	3.9
Real Estate	1.5
Utilities	1.0
Exchange Traded Funds	0.3
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	CHF	7,550,000	USD	8,559,242	08/02/24	$44,330
	JPY	3,235,000,000	USD	21,067,015	08/02/24	534,109
	NOK	5,750,000	USD	524,489	08/02/24	2,548
	NZD	280,000	USD	165,132	08/02/24	1,510
	SEK	29,850,000	USD	2,768,932	08/02/24	18,655
	SGD	1,420,000	USD	1,058,042	08/02/24	4,427
	USD	6,574,695	AUD	9,890,000	08/02/24	106,799
	USD	6,493,912	AUD	9,890,000	09/03/24	20,442
	USD	3,282,310	DKK	22,500,000	09/03/24	12,783
	USD	30,526,218	EUR	28,050,000	09/03/24	119,750
	USD	13,245,722	GBP	10,295,000	09/03/24	6,574
	USD	1,548,627	HKD	12,080,000	08/02/24	2,374
	USD	1,548,791	HKD	12,080,000	09/03/24	1,009
	USD	342,875	ILS	1,280,000	08/02/24	4,217
	USD	350,045	ILS	1,280,000	09/03/24	10,643
	USD	542,347	NOK	5,750,000	08/02/24	15,310
	USD	171,118	NZD	280,000	08/02/24	4,476
	USD	2,843,047	SEK	29,850,000	08/02/24	55,460
JPMorgan Securities, Inc.	CHF	2,990,000	USD	3,390,454	08/02/24	16,788
	JPY	1,278,000,000	USD	8,338,412	08/02/24	195,201
	NOK	2,300,000	USD	209,113	08/02/24	1,702
	NZD	110,000	USD	64,799	08/02/24	668
	SEK	11,850,000	USD	1,097,809	08/02/24	8,821
	SGD	560,000	USD	417,294	08/02/24	1,708
	USD	2,612,594	AUD	3,930,000	08/02/24	42,439
	USD	2,578,878	AUD	3,930,000	09/03/24	6,508
	USD	1,320,753	DKK	9,060,000	09/03/24	4,223
	USD	12,060,464	EUR	11,090,000	09/03/24	38,798
	USD	5,266,408	GBP	4,095,000	09/03/24	326
	USD	624,322	HKD	4,870,000	08/02/24	957
	USD	624,371	HKD	4,870,000	09/03/24	389
	USD	139,293	ILS	520,000	08/02/24	1,713
	USD	142,455	ILS	520,000	09/03/24	4,573
	USD	216,939	NOK	2,300,000	08/02/24	6,124
	USD	67,225	NZD	110,000	08/02/24	1,759
	USD	1,128,647	SEK	11,850,000	08/02/24	22,017

TOTAL						$1,320,130

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	9,890,000	USD	6,488,760	08/02/24	$(20,864)
	DKK	22,500,000	USD	3,276,340	08/02/24	(12,922)
	EUR	28,050,000	USD	30,480,538	08/02/24	(120,656)
	GBP	10,295,000	USD	13,241,923	08/02/24	(6,933)
	HKD	12,080,000	USD	1,547,442	08/02/24	(1,188)
	ILS	1,280,000	USD	349,428	08/02/24	(10,770)
	USD	8,481,002	CHF	7,550,000	08/02/24	(122,569)
	USD	8,592,056	CHF	7,550,000	09/03/24	(44,596)
	USD	3,235,193	DKK	22,500,000	08/02/24	(28,225)
	USD	30,073,864	EUR	28,050,000	08/02/24	(286,019)
	USD	13,058,446	GBP	10,295,000	08/02/24	(176,545)
	USD	20,380,807	JPY	3,235,000,000	08/02/24	(1,220,318)
	USD	21,168,462	JPY	3,235,000,000	09/03/24	(538,228)
	USD	524,905	NOK	5,750,000	09/03/24	(2,557)
	USD	165,136	NZD	280,000	09/03/24	(1,517)
	USD	2,773,451	SEK	29,850,000	09/03/24	(18,819)
	USD	1,049,952	SGD	1,420,000	08/02/24	(12,517)
	USD	1,059,681	SGD	1,420,000	09/03/24	(4,493)
JPMorgan Securities, Inc.	AUD	3,930,000	USD	2,576,834	08/02/24	(6,680)
	DKK	9,060,000	USD	1,318,351	08/02/24	(4,282)
	EUR	11,090,000	USD	12,042,376	08/02/24	(39,128)
	GBP	4,095,000	USD	5,264,892	08/02/24	(464)
	HKD	4,870,000	USD	623,827	08/02/24	(461)
	ILS	520,000	USD	142,204	08/02/24	(4,624)
	USD	3,358,701	CHF	2,990,000	08/02/24	(48,541)
	USD	3,403,446	CHF	2,990,000	09/03/24	(16,897)
	USD	1,302,704	DKK	9,060,000	08/02/24	(11,365)
	USD	11,890,166	EUR	11,090,000	08/02/24	(113,082)
	USD	5,194,204	GBP	4,095,000	08/02/24	(70,223)
	USD	8,051,521	JPY	1,278,000,000	08/02/24	(482,091)
	USD	8,378,541	JPY	1,278,000,000	09/03/24	(196,776)
	USD	209,279	NOK	2,300,000	09/03/24	(1,706)
	USD	64,800	NZD	110,000	09/03/24	(671)
	USD	1,099,601	SEK	11,850,000	09/03/24	(8,889)
	USD	414,066	SGD	560,000	08/02/24	(4,936)
	USD	417,940	SGD	560,000	09/03/24	(1,734)

TOTAL						$(3,642,286)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	230	09/20/24	$63,917,000	$272,761
S&P Toronto Stock Exchange 60 Index	159	09/19/24	31,907,102	2,020,151

TOTAL FUTURES CONTRACTS				$2,292,912

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 37.2%
Brazil Real – 2.5%
Brazil Notas do Tesouro Nacional
BRL	46,185,000	10.000%	01/01/25	$ 8,133,911
	126,729,000	10.000	01/01/27	21,613,393
	63,121,000	10.000	01/01/29	10,475,088
	5,208,000	10.000	01/01/33	832,852

				41,055,244

Chilean Peso – 0.2%
Bonos de la Tesoreria de la Republica
CLP	244,263,175	1.900	09/01/30	248,401
	75,157,900	2.000	03/01/35	75,303
	1,164,947,450	3.400	10/01/39	1,351,496
Bonos de la Tesoreria de la Republica en pesos
	190,000,000	4.500	03/01/26	200,408
	920,000,000	5.000	10/01/28	951,584
	600,000,000	6.000	04/01/33	634,774
	370,000,000	5.000	03/01/35	362,853

				3,824,819

Chinese Yuan Renminbi – 0.6%
China Government Bonds
CNY	8,020,000	2.800	03/25/30	1,159,505
	21,670,000	2.880	02/25/33	3,182,501
	17,390,000	2.270	05/25/34	2,432,295
	1,140,000	3.530	10/18/51	193,543
	6,150,000	3.120	10/25/52	977,758
	10,900,000	3.000	10/15/53	1,705,689

				9,651,291

Colombia Peso – 1.5%
Colombia TES
COP	33,877,000,000	6.000	04/28/28	7,408,546
	20,693,300,000	7.750	09/18/30	4,568,688
	21,165,100,000	7.000	06/30/32	4,278,600
	26,338,700,000	13.250	02/09/33	7,434,350
	4,286,800,000	7.250	10/18/34	833,642
	5,507,600,000	6.250	07/09/36	940,713

				25,464,539

Czech Republic Koruna – 1.8%
Czech Republic Government Bonds
CZK	16,140,000	1.000	06/26/26	651,131
	100,780,000	5.750	03/29/29	4,680,610
	44,920,000	0.950	05/15/30	1,649,939
	48,130,000	5.000	09/30/30	2,206,075
	94,200,000	1.750	06/23/32	3,482,704
	43,940,000	3.000	03/03/33	1,768,658
	106,650,000	2.000	10/13/33	3,925,040
	22,750,000	4.900	04/14/34	1,051,369
	99,590,000	3.500	05/30/35	4,106,862
	211,690,000	1.500	04/24/40	6,426,582

				29,948,970

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Peso(a)(b) – 0.2%
Dominican Republic International Bonds
DOP	176,650,000	10.750%	06/01/36	$ 3,039,301

Egyptian Pound – 0.9%
Egypt Treasury Bills(c)
EGP	139,425,000	0.000	09/10/24	2,793,682
	130,075,000	0.000	09/17/24	2,578,464
	209,100,000	0.000	12/10/24	3,923,682
	221,075,000	0.000	12/17/24	4,128,812
	41,425,000	0.000	03/04/25	736,949
	42,750,000	0.000	03/18/25	753,839

				14,915,428

Hungarian Forint – 1.1%
Hungary Government Bonds
HUF	456,220,000	5.500	06/24/25	1,249,036
	304,660,000	9.500	10/21/26	897,314
	310,510,000	2.750	12/22/26	793,475
	594,880,000	3.000	10/27/27	1,495,236
	550,000,000	6.750	10/22/28	1,552,236
	1,745,940,000	2.000	05/23/29	4,013,559
	295,790,000	3.250	10/22/31	680,009
	125,000,000	4.750	11/24/32	310,963
	518,390,000	4.750	11/24/32	1,289,602
	3,158,860,000	2.250	04/20/33	6,367,474

				18,648,904

Indian Rupee – 1.3%
India Government Bonds
INR	150,680,000	7.040	06/03/29	1,814,783
	253,000,000	7.320	11/13/30	3,085,646
	728,120,000	7.180	08/14/33	8,818,575
	620,870,000	7.100	04/08/34	7,503,033

				21,222,037

Indonesia Rupiah – 2.6%
Indonesia Treasury Bonds
IDR	44,606,000,000	8.375	09/15/26	2,836,569
	24,713,000,000	6.375	08/15/28	1,505,426
	30,431,000,000	9.000	03/15/29	2,037,155
	109,833,000,000	6.875	04/15/29	6,789,416
	53,855,000,000	7.000	09/15/30	3,349,795
	51,105,000,000	6.375	04/15/32	3,049,361
	52,887,000,000	7.500	08/15/32	3,369,497
	55,465,000,000	7.000	02/15/33	3,432,400
	193,420,000,000	6.625	02/15/34	11,642,038
	12,373,000,000	8.375	03/15/34	836,758
	29,671,000,000	7.500	06/15/35	1,894,356
	11,500,000,000	7.125	06/15/38	712,410
	14,417,000,000	8.375	04/15/39	991,723
	19,262,000,000	6.875	08/15/51	1,152,048

				43,598,952

Malaysia Ringgit – 2.4%
Malaysia Government Bonds
MYR	10,739,000	3.906	07/15/26	2,363,421

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Malaysia Ringgit – (continued)
Malaysia Government Bonds – (continued)
MYR	1,500,000	3.519%	04/20/28	$ 327,702
	15,324,000	3.733	06/15/28	3,366,477
	24,699,000	3.885	08/15/29	5,466,088
	23,161,000	2.632	04/15/31	4,728,232
	12,203,000	3.582	07/15/32	2,625,192
	20,333,000	4.642	11/07/33	4,741,711
	2,379,000	3.828	07/05/34	521,428
	25,986,000	4.762	04/07/37	6,125,389
	24,959,000	4.893	06/08/38	5,978,046
	10,544,000	3.757	05/22/40	2,238,692
	9,342,000	4.065	06/15/50	1,998,369
	2,388,000	4.457	03/31/53	545,999

				41,026,746

Mexican Peso – 2.7%
Mexico Bonos
MXN	66,000,000	5.500	03/04/27	3,186,012
	163,000,000	7.500	06/03/27	8,237,226
	54,740,000	8.500	05/31/29	2,794,183
	209,132,600	7.750	05/29/31	10,098,301
	175,615,500	7.500	05/26/33	8,154,866
	44,544,900	7.750	11/23/34	2,078,005
	23,534,700	10.000	11/20/36	1,283,974
	18,340,000	8.500	11/18/38	878,781
	73,747,300	8.500	11/18/38	3,533,684
	123,116,100	7.750	11/13/42	5,366,365

				45,611,397

Nigerian Naira(c) – 0.1%
Nigeria OMO Bills
NGN	2,362,405,000	0.000	05/20/25	1,169,442

Peru Nuevo Sol – 1.4%
Peru Government Bonds
PEN	6,370,000	6.150	08/12/32	1,654,438
	7,119,000	7.300	08/12/33	1,963,275
	9,447,000	5.400	08/12/34	2,253,197
	10,273,000	7.600	08/12/39	2,812,875
Peru Government International Bonds
	13,847,000	5.940	02/12/29	3,755,628
	3,931,000	6.950	08/12/31	1,084,870
	26,300,000	6.950	08/12/31	7,258,227
	8,176,000	6.900	08/12/37	2,125,594

				22,908,104

Philippine Peso – 0.2%
Philippines Government Bonds
PHP	18,170,000	6.750	09/15/32	319,906
	203,830,000	6.250	01/25/34	3,482,173

				3,802,079

Polish Zloty – 1.6%
Republic of Poland Government Bonds
PLN	11,486,000	0.750	04/25/25	2,828,279
	11,005,000	3.250	07/25/25	2,742,810
	19,832,000	0.250	10/25/26	4,512,409

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Polish Zloty – (continued)
Republic of Poland Government Bonds – (continued)
PLN	9,065,000	2.500%		07/25/27	$ 2,129,664
	9,490,000	2.750		10/25/29	2,135,795
	26,445,000	1.250		10/25/30	5,288,366
	18,940,000	1.750		04/25/32	3,724,209
	12,726,000	6.000		10/25/33	3,360,180

					26,721,712

Romania New Leu – 0.8%
Romania Government Bonds
RON	3,765,000	4.750		02/24/25	813,660
	9,305,000	3.250		06/24/26	1,928,131
	7,930,000	5.800		07/26/27	1,708,016
	12,680,000	4.150		01/26/28	2,585,243
	28,740,000	6.700		02/25/32	6,257,552

					13,292,602

South African Rand – 2.8%
Republic of South Africa Government Bonds
ZAR	53,996,759	10.500		12/21/26	3,100,096
	147,000,000	8.000		01/31/30	7,595,188
	168,904,759	8.250		03/31/32	8,334,690
	65,579,560	8.875		02/28/35	3,147,909
	112,339,137	6.250		03/31/36	4,267,253
	160,312,261	8.500		01/31/37	7,183,530
	153,173,080	9.000		01/31/40	6,897,330
	154,385,472	8.750		01/31/44	6,631,222

					47,157,218

Thailand Baht – 1.9%
Thailand Government Bonds
THB	144,609,000	2.250		03/17/27	4,043,129
	67,941,000	2.650		06/17/28	1,925,487
	274,644,000	1.600		12/17/29	7,380,600
	61,547,000	2.000		12/17/31	1,668,477
	231,049,000	3.350		06/17/33	6,863,086
	26,161,000	1.585		12/17/35	654,154
	110,248,000	3.300		06/17/38	3,263,056
	207,109,000	3.450		06/17/43	6,131,054

					31,929,043

Turkish Lira – 0.2%
Turkiye Government Bonds
TRY	92,502,756	31.080		11/08/28	2,902,953
	23,119,781	26.200		10/05/33	687,375

					3,590,328

United States Dollar – 10.3%
Abu Dhabi Government International Bonds
	$3,442,000	1.700		03/02/31	2,893,448
	1,939,000	5.000	(b)	04/30/34	1,986,273
	1,226,000	3.125		09/30/49	862,798
	253,000	3.000		09/15/51	171,382
	254,000	3.000	(b)	09/15/51	172,060
	715,000	5.500	(b)	04/30/54	733,325

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Angola Government International Bonds
$349,000	8.750	%(b)	04/14/32	$ 310,654
2,254,000	8.750		04/14/32	2,006,342
Argentina Republic Government International Bonds(a)
437,354	1.000		07/09/29	253,665
1,191,820	0.750	(d)	07/09/30	644,328
1,311,070	4.125	(d)	07/09/35	548,191
5,492,358	3.500	(d)	07/09/41	2,188,361
Bahrain Government International Bonds
2,560,000	5.450		09/16/32	2,380,800
789,000	7.750		04/18/35	829,436
Benin Government International Bonds(b)
216,000	7.960		02/13/38	201,420
Bolivia Government International Bonds
409,000	4.500		03/20/28	229,551
Brazil Government International Bonds
4,713,000	6.125		01/22/32	4,694,007
894,000	4.750	(a)	01/14/50	655,213
2,331,000	7.125		05/13/54	2,303,028
CBB International Sukuk Programme Co. WLL
2,741,000	3.950		09/16/27	2,594,528
Chile Government International Bonds(a)
4,147,000	4.850		01/22/29	4,152,184
China Government International Bonds
707,000	0.750		10/26/24	699,577
2,184,000	1.950		12/03/24	2,160,347
1,088,000	0.550		10/21/25	1,037,005
256,000	1.250		10/26/26	239,521
Colombia Government International Bonds(a)
617,000	8.000		04/20/33	647,233
2,596,000	8.000		11/14/35	2,707,628
2,193,000	8.750		11/14/53	2,332,255
Costa Rica Government International Bonds(a)
984,000	6.550		04/03/34	1,017,830
963,000	7.300	(b)	11/13/54	1,025,595
200,000	7.300		11/13/54	213,000
Dominican Republic International Bonds(a)
4,603,000	7.050		02/03/31	4,830,296
769,000	7.050	(b)	02/03/31	806,973
Ecuador Government International Bonds
1,081,248	0.000	(c)	07/31/30	552,518
1,404,411	6.900	(d)	07/31/30	950,786
1,643,893	5.500	(d)	07/31/35	870,754
Egypt Government International Bonds
1,111,000	7.625		05/29/32	930,463
2,529,000	7.300		09/30/33	2,023,200
2,528,000	8.500		01/31/47	1,910,220
El Salvador Government International Bonds
179,000	9.250	(a)(b)	04/17/30	162,779
305,000	8.250		04/10/32	246,669
643,000	7.125	(a)	01/20/50	423,737
793,000	9.500	(a)	07/15/52	641,339
Ethiopia International Bonds
200,000	6.625		12/11/24	157,000

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Export-Import Bank of India
$1,632,000	2.250%		01/13/31	$ 1,374,650
Gabon Government International Bonds
200,000	6.950		06/16/25	179,938
200,000	7.000	(a)(b)	11/24/31	146,500
200,000	7.000	(a)	11/24/31	146,500
Ghana Government International Bonds(e)
2,606,000	8.625		04/07/34	1,329,868
1,195,000	7.875		02/11/35	607,956
Guatemala Government Bonds(a)
968,000	6.050	(b)	08/06/31	967,419
878,000	6.600		06/13/36	891,444
1,028,000	6.600	(b)	06/13/36	1,043,741
968,000	6.550	(b)	02/06/37	970,546
Hazine Mustesarligi Varlik Kiralama AS
1,321,000	8.509		01/14/29	1,410,167
2,759,000	8.509	(b)	01/14/29	2,945,232
Honduras Government International Bonds(a)
259,000	5.625		06/24/30	223,711
Hungary Government International Bonds
200,000	6.125	(b)	05/22/28	205,375
2,467,000	6.125		05/22/28	2,533,301
750,000	5.500	(b)	03/26/36	735,469
858,000	5.500		03/26/36	841,376
1,837,000	3.125		09/21/51	1,167,891
Indonesia Government International Bonds
1,271,000	4.550	(a)	01/11/28	1,257,098
2,052,000	4.400	(a)	03/10/29	2,016,090
1,762,000	2.850		02/14/30	1,589,104
2,381,000	3.550	(a)	03/31/32	2,168,198
1,974,000	5.650	(a)	01/11/53	2,028,902
Ivory Coast Government International Bonds(b)
1,190,000	8.250		01/30/37	1,151,325
Jordan Government International Bonds
811,000	7.500	(b)	01/13/29	803,701
1,086,000	7.500		01/13/29	1,076,226
Kazakhstan Government International Bonds
556,000	5.125		07/21/25	555,305
200,000	4.875		10/14/44	193,000
Latvia Government International Bonds(b)
357,000	5.125		07/30/34	358,139
Lebanon Government International Bonds(e)
3,668,000	6.100		10/04/22	238,420
1,247,000	6.600		11/27/26	81,055
1,564,000	7.000		03/20/28	101,660
1,259,000	6.650		11/03/28	81,835
758,000	11.500		11/27/29	49,270
Mexico Government International Bonds
1,246,000	2.659	(a)	05/24/31	1,048,197
1,660,000	6.000	(a)	05/07/36	1,654,190
1,862,000	4.600		01/23/46	1,472,726
Mongolia Government International Bonds
200,000	8.650		01/19/28	209,688
271,000	7.875	(b)	06/05/29	280,176
200,000	7.875		06/05/29	206,772

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Mozambique International Bonds(d)
$269,000	9.000%		09/15/31	$ 228,398
Nigeria Government International Bonds
4,859,000	7.375		09/28/33	3,970,714
Oman Government International Bonds
4,910,000	6.750		10/28/27	5,101,797
Pakistan Global Sukuk Programme Co. Ltd.
655,000	7.950		01/31/29	583,153
Pakistan Government International Bonds
1,137,000	8.875		04/08/51	852,039
Panama Government International Bonds(a)
2,564,000	2.252		09/29/32	1,894,796
5,095,000	4.500		04/16/50	3,521,919
Paraguay Government International Bonds(a)
200,000	4.950		04/28/31	195,188
1,146,000	5.850	(b)	08/21/33	1,162,113
400,000	5.850		08/21/33	405,624
Peru Government International Bonds(a)
4,046,000	2.783		01/23/31	3,516,227
Philippines Government International Bonds
3,540,000	5.170		10/13/27	3,564,337
543,000	1.648		06/10/31	442,715
2,843,000	1.950		01/06/32	2,323,264
Qatar Government International Bonds
5,115,000	4.500		04/23/28	5,110,205
448,000	4.625	(b)	05/29/29	451,500
436,000	4.750	(b)	05/29/34	441,859
Republic of Azerbaijan International Bonds
33,000	5.125		09/01/29	32,246
532,000	5.125		09/01/29	519,844
628,000	3.500		09/01/32	544,201
Republic of Kenya Government International Bonds
1,405,000	9.750	(b)	02/16/31	1,332,994
220,000	9.750		02/16/31	208,725
Republic of Poland Government International Bonds(a)
595,000	4.625		03/18/29	593,651
2,070,000	5.125		09/18/34	2,073,498
3,140,000	5.500		03/18/54	3,083,731
Republic of South Africa Government International Bonds
2,015,000	5.875		04/20/32	1,901,656
3,730,000	5.750		09/30/49	2,867,437
Republic of Uzbekistan International Bonds
219,000	3.900		10/19/31	179,648
793,000	6.900	(b)	02/28/32	776,892
Romania Government International Bonds
320,000	5.875		01/30/29	323,000
516,000	7.125		01/17/33	552,443
918,000	7.125	(b)	01/17/33	982,834
320,000	6.375		01/30/34	325,200
3,700,000	4.000		02/14/51	2,601,562
Rwanda International Government Bonds
200,000	5.500		08/09/31	160,750
Saudi Government International Bonds
402,000	4.750		01/16/30	399,236
4,686,000	4.750	(b)	01/16/30	4,653,784

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Saudi Government International Bonds – (continued)
	$200,000	2.250%		02/02/33	$ 161,625
	4,026,000	5.750		01/16/54	3,940,447
Senegal Government International Bonds
	914,000	6.750		03/13/48	656,938
Serbia International Bonds (b)
	1,206,000	6.000		06/12/34	1,202,237
Sri Lanka Government International Bonds(e)
	339,000	5.750		04/18/23	185,640
	2,976,000	6.750		04/18/28	1,687,957
Trinidad & Tobago Government International Bonds(a)
	686,000	5.950	(b)	01/14/31	686,858
	200,000	5.950		01/14/31	200,250
Turkiye Government International Bonds
	829,000	9.125		07/13/30	918,043
	3,411,000	7.125		07/17/32	3,409,601
UAE International Government Bonds(b)
	584,000	4.857		07/02/34	589,658
Ukraine Government International Bonds
	1,267,000	8.994		02/01/26	459,288
	2,296,000	7.750		09/01/29	719,796
	1,066,000	9.750		11/01/30	350,714
	1,725,000	6.876		05/21/31	527,850
Uruguay Government International Bonds(a)
	3,863,542	5.750		10/28/34	4,097,286
Venezuela Government International Bonds(e)
	1,864,900	9.250		05/07/28	319,830
	190,000	7.000		03/31/38	27,550
	557,000	7.750		10/13/49	78,816
Zambia Government International Bonds(b)
	435,628	5.750	(d)	06/30/33	381,131
	858,000	0.500		12/31/53	434,094

					172,654,669

Uruguayan Peso – 0.1%
Uruguay Government International Bonds(a)
UYU	57,029,185	9.750		07/20/33	1,421,031
	41,072,033	3.400		05/16/45	1,017,664

					2,438,695

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $623,975,242)					$ 623,671,520

Corporate Obligations – 30.4%
Advertising(a)(b) – 0.1%
CMG Media Corp.
	$1,710,000	8.875%		12/15/27	$ 998,213
Summer BC Holdco A SARL
EUR	282,931	9.250		10/31/27	300,567
Summer BC Holdco B SARL
	442,000	5.750		10/31/26	475,341

					1,774,121

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(a) – 0.3%
Bombardier, Inc.(b)
	$562,000	7.875%		04/15/27	$ 563,000
	777,000	7.250		07/01/31	800,318
Rolls-Royce PLC(b)
GBP	450,000	5.750		10/15/27	586,261
Spirit AeroSystems, Inc.(b)
	$820,000	9.750		11/15/30	914,349
TransDigm, Inc.
	650,000	5.500		11/15/27	641,908
	1,675,000	7.125	(b)	12/01/31	1,741,631

					5,247,467

Agriculture(a)(b) – 0.0%
Vector Group Ltd.
	800,000	5.750		02/01/29	768,184

Airlines(b) – 0.3%
Air Canada(a)
	925,000	3.875		08/15/26	889,656
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	408,333	5.500		04/20/26	405,487
Azul Secured Finance LLP(a)
	484,000	11.930		08/28/28	461,010
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(a)
	887,000	8.000		09/20/25	557,683
	269,000	8.000		09/20/25	170,097
United Airlines, Inc.(a)
	345,000	4.375		04/15/26	336,313
	730,000	4.625		04/15/29	690,171
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
	347,000	9.500		06/01/28	311,103
	1,472,000	6.375		02/01/30	1,173,199

					4,994,719

Apparel(a)(b) – 0.1%
Hanesbrands, Inc.
	821,000	9.000		02/15/31	868,339
Wolverine World Wide, Inc.
	1,383,000	4.000		08/15/29	1,180,224

					2,048,563

Automotive(a) – 0.5%
Adient Global Holdings Ltd.(b)
	923,000	8.250		04/15/31	970,645
Allison Transmission, Inc.(b)
	1,000,000	4.750		10/01/27	976,420
Benteler International AG
EUR	216,000	9.375		05/15/28	246,623
Clarios Global LP/Clarios U.S. Finance Co.(b)
	$569,000	8.500		05/15/27	574,081
Dana Financing Luxembourg SARL
EUR	600,000	3.000	(b)	07/15/29	587,727
	654,000	8.500		07/15/31	765,533
Dealer Tire LLC/DT Issuer LLC(b)
	$919,000	8.000		02/01/28	916,096

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
IHO Verwaltungs GmbH(b)(f)
(PIK 4.625%, Cash 3.875%)
EUR	1,025,000	3.875%		05/15/27	$ 1,085,922
(PIK 9.500%, Cash 8.750%)
531,000		8.750		05/15/28	614,195
Tenneco, Inc.(b)
	$1,142,000	8.000		11/17/28	1,036,308

					7,773,550

Banks – 1.5%
Banca Monte dei Paschi di Siena SpA(a)(g) (5 yr. EURIBOR ICE Swap + 5.005%)
EUR	1,680,000	7.708		01/18/28	1,952,562
Banco de Sabadell SA(a)(g) (5 yr. EUR Swap + 6.830%)
	1,000,000	9.375		07/18/28	1,194,533
Banco Santander SA(a)(g) (5 yr. CMT + 3.911%)
	$400,000	8.000		02/01/34	404,134
Barclays PLC(a)(g)
(5 yr. GBP Swap + 4.881%)
GBP	529,000	8.500		06/15/30	683,456
(5 yr. GBP Swap + 5.639%)
	1,628,000	9.250		09/15/28	2,183,037
(5 yr. U.K. Government Bond + 6.579%)
	570,000	7.125		06/15/25	730,214
BBVA Bancomer SA(a)(b)(g) (5 yr. CMT + 4.214%)
	$1,100,000	8.125		01/08/39	1,133,344
CaixaBank SA(a)(g)
(-1X 5 yr. EUR Swap + 3.857%)
EUR	800,000	3.625		09/14/28	757,549
(5 yr. EURIBOR ICE Swap + 5.295%)
	600,000	7.500		01/16/30	683,688
Commerzbank AG(a)(g) (-1X 5 yr. EUR Swap + 6.363%)
	600,000	6.125		10/09/25	647,727
Deutsche Bank AG(a)(g)
(5 yr. EURIBOR ICE Swap + 5.692%)
	600,000	6.750		10/30/28	628,246
(5 yr. EURIBOR ICE Swap + 6.940%)
	1,000,000	10.000		12/01/27	1,181,146
Development Bank of Kazakhstan JSC(b)
	$239,000	5.500		04/15/27	237,731
Freedom Mortgage Corp.(a)(b)
	1,050,000	6.625		01/15/27	1,029,241
	1,392,000	12.000		10/01/28	1,498,029
Intesa Sanpaolo SpA(a)(g)
(1 yr. CMT + 2.750%)
	1,760,000	4.950	(b)	06/01/42	1,359,477
(-1X 5 yr. EUR Swap + 5.848%)
EUR	621,000	5.500		03/01/28	656,465
(-1X 5 yr. EUR Swap + 6.086%)
	1,020,000	5.875		09/01/31	1,085,957
JPMorgan Chase & Co.(a)(g) (Secured Overnight Financing Rate + 1.180%)
	$1,000,000	2.545		11/08/32	852,680

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Lloyds Banking Group PLC(a)(g)
(5 yr. U.K. Government Bond + 5.143%)
GBP	650,000	8.500%		03/27/28	$ 863,935
(5 yr. U.K. Government Bond + 5.883%)
	700,000	8.500		09/27/27	929,131
Societe Generale SA(a)(g)
(5 yr. CMT + 4.514%)
	$810,000	5.375		11/18/30	673,677
(5 yr. CMT + 5.385%)
	602,000	9.375		11/22/27	617,953
(5 yr. EUR Swap + 5.228%)
EUR	800,000	7.875		01/18/29	890,951
TC Ziraat Bankasi AS(a)(b)(g) (5 yr. CMT + 4.327%)
	$200,000	8.994		08/02/34	203,250
UniCredit SpA(a)(g)
(-1X 5 yr. EUR Swap + 4.606%)
EUR	921,000	4.450		12/03/27	940,864
(5 yr. USD ICE Swap + 3.703%)
	$1,525,000	5.861	(b)	06/19/32	1,509,475

					25,528,452

Biotechnology(a) – 0.1%
Cidron Aida Finco SARL
EUR	1,048,000	5.000		04/01/28	1,052,717

Building Materials(a)(b) – 0.6%
AmeriTex HoldCo Intermediate LLC
	$1,370,000	10.250		10/15/28	1,456,159
Builders FirstSource, Inc.
	787,000	6.375		03/01/34	794,052
Camelot Return Merger Sub, Inc.
	1,601,000	8.750		08/01/28	1,591,442
CP Atlas Buyer, Inc.
	1,254,000	7.000		12/01/28	1,074,678
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
	787,000	6.625		12/15/30	801,465
Limak Cimento Sanayi ve Ticaret AS
	249,000	9.750		07/25/29	246,510
Sisecam U.K. PLC
	609,000	8.625		05/02/32	620,876
Smyrna Ready Mix Concrete LLC
	875,000	8.875		11/15/31	942,961
Standard Industries, Inc.
	1,150,000	4.375		07/15/30	1,047,558
Summit Materials LLC/Summit Materials Finance Corp.
	563,000	5.250		01/15/29	550,710
	415,000	7.250		01/15/31	432,820

					9,559,231

Chemicals – 1.3%
ASP Unifrax Holdings, Inc.(a)(b)
	650,000	5.250		09/30/28	347,549
Axalta Coating Systems Dutch Holding B BV(a)(b)
	1,345,000	7.250		02/15/31	1,410,609

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Axalta Coating Systems LLC(a)(b)
	$1,005,000	3.375%		02/15/29	$ 914,208
Cerdia Finanz GmbH(a)(b)
	1,200,000	10.500		02/15/27	1,235,856
CF Industries, Inc.
	792,000	5.150		03/15/34	784,627
Chemours Co.(a)(b)
	922,000	5.750		11/15/28	863,204
	999,000	4.625		11/15/29	875,474
Cornerstone Chemical Co. LLC(a)(b)(h)
	1,000,000	10.250	(e)	09/01/27	1,000,000
(PIK 10.000%, Cash 5.000%)
	1,285,963	15.000	(f)	12/06/28	1,285,963
INEOS Finance PLC(a)
EUR	553,000	6.375		04/15/29	615,355
INEOS Quattro Finance 2 PLC(a)(b)
	350,000	8.500		03/15/29	402,806
Innophos Holdings, Inc.(a)(b)
	$715,000	9.375		02/15/28	619,119
Iris Holdings, Inc.(a)(b)(f) (PIK 9.500%, Cash 8.750%)
	615,000	8.750		02/15/26	511,022
Monitchem HoldCo 3 SA(a)(b)
EUR	400,000	8.750		05/01/28	446,467
NOVA Chemicals Corp.(a)(b)
	$2,200,000	4.250		05/15/29	1,987,436
OCI NV(a)(b)
	336,000	4.625		10/15/25	332,264
	1,124,000	6.700		03/16/33	1,120,493
OCP SA(a)(b)
	1,542,000	7.500		05/02/54	1,590,188
Rain Carbon, Inc.(a)(b)
	855,000	12.250		09/01/29	923,562
Rain CII Carbon LLC/CII Carbon Corp.(a)(b)
	14,000	7.250		04/01/25	13,693
SCIH Salt Holdings, Inc.(a)(b)
	210,000	4.875		05/01/28	195,693
	556,000	6.625		05/01/29	523,507
Tronox, Inc.(a)(b)
	2,313,000	4.625		03/15/29	2,107,536
Vibrantz Technologies, Inc.(a)(b)
	830,000	9.000		02/15/30	743,016
WR Grace Holdings LLC(a)(b)
	578,000	5.625		08/15/29	529,124

					21,378,771

Commercial Services(a) – 1.1%
ADT Security Corp.(b)
	547,000	4.125		08/01/29	510,329
Albion Financing 1 SARL/Aggreko Holdings, Inc.(b)
EUR	575,000	5.250		10/15/26	625,579
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
	$50,000	6.625		07/15/26	50,054
APX Group, Inc.(b)
	732,000	5.750		07/15/29	712,134

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
	$606,000	8.000%	02/15/31	$ 601,600
BCP V Modular Services Finance II PLC(b)
EUR	615,000	4.750	11/30/28	632,651
BCP V Modular Services Finance PLC(b)
	280,000	6.750	11/30/29	257,576
Boels Topholding BV(b)
	475,000	5.750	05/15/30	521,713
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
GBP	926,000	8.500	01/15/31	1,281,558
Cerved Group SpA(b)
EUR	691,000	6.000	02/15/29	698,515
Champions Financing, Inc.(b)
	$684,000	8.750	02/15/29	697,666
CPI CG, Inc.(b)
	605,000	10.000	07/15/29	632,739
House of HR Group BV(b)
EUR	550,000	9.000	11/03/29	622,023
Kapla Holding SAS(b)
	650,000	3.375	12/15/26	687,768
Korn Ferry(b)
	$1,265,000	4.625	12/15/27	1,220,295
Loxam SAS(b)
EUR	700,000	4.500	04/15/27	731,060
Neptune Bidco U.S., Inc.(b)
	$1,198,000	9.290	04/15/29	1,172,447
Q-Park Holding I BV(b)
EUR	600,000	5.125	03/01/29	662,324
Sabre GLBL, Inc.(b)
	$1,095,000	11.250	12/15/27	1,081,542
StoneMor, Inc.(b)
	975,000	8.500	05/15/29	816,163
United Rentals North America, Inc.
	535,000	5.250	01/15/30	523,369
	595,000	4.000	07/15/30	545,240
Verisure Holding AB(b)
EUR	100,000	3.250	02/15/27	104,709
	461,000	7.125	02/01/28	521,493
Wand NewCo 3, Inc.(b)
	$1,892,550	7.625	01/30/32	1,976,712
WW International, Inc.(b)
	530,000	4.500	04/15/29	194,870

				18,082,129

Computers – 0.4%
Ahead DB Holdings LLC(a)(b)
	529,000	6.625	05/01/28	503,328
Amentum Escrow Corp.(a)(b)
	185,000	7.250	08/01/32	188,909
Apple, Inc.(a)
	2,500,000	2.375	02/08/41	1,787,475
CA Magnum Holdings(a)(b)
	1,800,000	5.375	10/31/26	1,733,625
Endo Design LLC(b)(h)(i)
	1,183,000	9.500	07/31/27	—

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Endo Design LLC(b)(h)(i) – (continued)
	$946,000	6.000	%(e)	06/30/28	$ —
Entorian Technologies, Inc.(b)(e)(h)(i)
	835,000	8.750		10/15/26	—
Lutech SpA(a)(b)
EUR	500,000	5.000		05/15/27	529,247
McAfee Corp.(a)(b)
	$1,745,000	7.375		02/15/30	1,627,823
Seagate HDD Cayman(a)
	552,000	3.375		07/15/31	444,211

					6,814,618

Distribution & Wholesale(a)(b) – 0.1%
Green Bidco SA
EUR	500,000	10.250		07/15/28	507,721
H&E Equipment Services, Inc.
	$1,143,000	3.875		12/15/28	1,044,588

					1,552,309

Diversified Financial Services – 1.1%
Bach Bidco SpA(a)(b)(g) (3 mo. EUR EURIBOR + 4.250%)
EUR	575,000	7.935		10/15/28	624,994
Bread Financial Holdings, Inc.(a)(b)
	$626,000	9.750		03/15/29	671,091
CI Financial Corp.(a)(b)
	1,780,000	7.500		05/30/29	1,792,371
Coinbase Global, Inc.(a)(b)
	766,000	3.375		10/01/28	673,881
Finance of America Funding LLC(a)(b)
	1,810,000	7.875		11/15/25	1,371,039
Freedom Mortgage Holdings LLC(a)(b)
	494,000	9.250		02/01/29	497,690
GGAM Finance Ltd.(a)(b)
	1,050,000	6.875		04/15/29	1,076,355
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
	774,000	5.000		08/15/28	719,294
Kane Bidco Ltd. (a)
EUR	300,000	5.000	(b)	02/15/27	321,581
GBP	213,000	6.500		02/15/27	267,793
Macquarie Airfinance Holdings Ltd.(a)(b)
	$705,000	6.400		03/26/29	724,042
	105,000	6.500		03/26/31	108,991
Midcap Financial Issuer Trust(a)(b)
	1,448,000	6.500		05/01/28	1,398,102
	775,000	5.625		01/15/30	698,515
Nationstar Mortgage Holdings, Inc.(a)(b)
	500,000	5.000		02/01/26	491,810
	1,418,000	5.500		08/15/28	1,376,807
Navient Corp.
	900,000	5.625		08/01/33	750,564
OneMain Finance Corp.(a)
	377,000	3.500		01/15/27	356,465
	775,000	3.875		09/15/28	709,172
	91,000	9.000		01/15/29	96,487
	1,565,000	5.375		11/15/29	1,503,198
	700,000	4.000		09/15/30	612,465

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
PennyMac Financial Services, Inc.(a)(b)
	$555,000	4.250%		02/15/29	$ 514,374
PRA Group, Inc.(a)(b)
	627,000	8.875		01/31/30	638,230
United Wholesale Mortgage LLC(a)(b)
	345,000	5.500		11/15/25	342,350
Voyager Aviation Holdings LLC(a)(b)(e)
	729,562	8.500		05/09/26	112,622

					18,450,283

Electrical – 0.8%
AES Andes SA(a)(b)(g) (5 yr. CMT + 3.835%)
	600,000	8.150		06/10/55	609,000
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/ Buffalo Energy(a)(b)
	692,000	7.875		02/15/39	728,115
Calpine Corp.(a)(b)
	443,000	4.500		02/15/28	424,562
	755,000	4.625		02/01/29	713,067
Electricite de France SA(a)(g) (-1X 5 yr. EUR Swap + 3.970%)
EUR	1,600,000	3.375		06/15/30	1,547,617
Eskom Holdings SOC Ltd.(j)
ZAR	17,000,000	7.500		09/15/33	715,134
NRG Energy, Inc.(a)(b)
	$2,615,000	3.625		02/15/31	2,288,779
(5 yr. CMT + 5.920%)
	781,000	10.250	(g)	03/15/28	865,411
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(b)
	1,233,000	4.500		08/15/28	1,162,312
PG&E Corp.(a)
	1,000,000	5.250		07/01/30	966,520
Vistra Corp.(a)(b)(g) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/15/26	1,402,421
Vistra Operations Co. LLC(a)(b)
	1,000,000	5.000		07/31/27	979,630
	400,000	4.375		05/01/29	377,584
	29,000	4.300		07/15/29	27,859
	550,000	7.750		10/15/31	581,169

					13,389,180

Electrical Components & Equipment(a)(b) – 0.0%
Belden, Inc.
EUR	751,000	3.375		07/15/31	750,357

Electronics(a)(b) – 0.1%
Coherent Corp.
	$750,000	5.000		12/15/29	715,020
Sensata Technologies BV
	1,365,000	4.000		04/15/29	1,265,341

					1,980,361

Energy-Alternate Sources(a)(b) – 0.2%
Cullinan Holdco SCSp
EUR	700,000	4.625		10/15/26	657,984

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(a)(b) – (continued)
Enviva Partners LP/Enviva Partners Finance Corp.(e)
	$994,000	6.500%		01/15/26	$ 433,811
FS Luxembourg SARL
	780,000	8.875		02/12/31	760,695
TerraForm Power Operating LLC
	1,102,000	5.000		01/31/28	1,062,637
	250,000	4.750		01/15/30	232,295

					3,147,422

Engineering & Construction(a)(b) – 0.1%
Aeropuertos Dominicanos Siglo XXI SA
	377,000	7.000		06/30/34	386,425
Artera Services LLC
	275,000	8.500		02/15/31	281,737
Assemblin Caverion Group AB
EUR	225,000	6.250		07/01/30	248,564
(3 mo. EUR EURIBOR + 3.500%)
	246,000	7.195	(g)	07/01/31	265,834
Global Infrastructure Solutions, Inc.
	$1,208,000	5.625		06/01/29	1,163,147

					2,345,707

Entertainment(a) – 1.1%
888 Acquisitions Ltd.(b)
EUR	1,538,000	7.558		07/15/27	1,606,309
Allwyn Entertainment Financing U.K. PLC
	750,000	7.250	(b)	04/30/30	858,359
	770,000	7.250		04/30/30	881,249
Allwyn International AS(b)
	550,000	3.875		02/15/27	585,565
Banijay Entertainment SAS(b)
	475,000	7.000		05/01/29	539,772
Boyne USA, Inc.(b)
	$1,351,000	4.750		05/15/29	1,281,626
Caesars Entertainment, Inc.(b)
	839,000	4.625		10/15/29	779,515
	1,140,000	7.000		02/15/30	1,175,739
Cirsa Finance International SARL(b)
EUR	1,040,000	4.500		03/15/27	1,109,895
	400,000	6.500		03/15/29	446,593
Empire Resorts, Inc.(b)
	$1,380,000	7.750		11/01/26	1,331,258
Flutter Treasury DAC(b)
EUR	509,000	5.000		04/29/29	563,480
	$670,000	6.375		04/29/29	681,115
International Game Technology PLC(b)
EUR	1,850,000	2.375		04/15/28	1,908,641
	$375,000	5.250		01/15/29	367,241
Jacobs Entertainment, Inc.(b)
	970,000	6.750		02/15/29	908,483
	150,000	6.750		02/15/29	139,166
LHMC Finco 2 SARL(b)(f) (PIK 8.000%, Cash 7.250%)
EUR	157,259	7.250		10/02/25	170,194
Live Nation Entertainment, Inc.(b)
	$625,000	4.750		10/15/27	606,756

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Loarre Investments SARL(b)
EUR	800,000	6.500%		05/15/29	$ 875,852
Pinewood Finco PLC(b)
GBP	400,000	6.000		03/27/30	511,351
Raptor Acquisition Corp./Raptor Co-Issuer LLC(b)
	$640,000	4.875		11/01/26	624,186

					17,952,345

Environmental(a)(b) – 0.1%
Clean Harbors, Inc.
	398,000	4.875		07/15/27	389,451
GFL Environmental, Inc.
	450,000	3.500		09/01/28	417,929
	700,000	4.375		08/15/29	652,603

					1,459,983

Food & Drug Retailing – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	335,000	4.875		02/15/30	320,166
Bellis Acquisition Co. PLC(a)(b)
GBP	843,000	8.125		05/14/30	1,072,470
Iceland Bondco PLC(a)(b)
	298,000	4.625		03/15/25	377,827
(3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	9.328	(g)	12/15/27	219,861
Lamb Weston Holdings, Inc.(a)(b)
	$1,440,000	4.125		01/31/30	1,314,086
MARB BondCo PLC(a)
	1,428,000	3.950		01/29/31	1,182,313
Minerva Luxembourg SA(a)(b)
	1,064,000	8.875		09/13/33	1,119,743
New Albertsons LP
	1,050,000	8.700		05/01/30	1,183,749
	175,000	8.000		05/01/31	187,822
Nomad Foods Bondco PLC(a)(b)
EUR	807,000	2.500		06/24/28	814,999
Ocado Group PLC(a)(b)
GBP	700,000	3.875		10/08/26	832,952
Picard Groupe SAS(a)(b)
EUR	550,000	6.375		07/01/29	607,922
Post Holdings, Inc.(a)(b)
	$565,000	5.625		01/15/28	559,333
Sigma Holdco BV(a)(b)
EUR	312,196	5.750		05/15/26	330,481
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(b)
	$1,248,000	4.625		03/01/29	1,126,982

					11,250,706

Forest Products & Paper(a)(b) – 0.2%
Domtar Corp.
	3,537,000	6.750		10/01/28	3,218,599

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Forest Products & Paper(a)(b) – (continued)
WEPA Hygieneprodukte GmbH
EUR	566,000	5.625%		01/15/31	$ 620,517

					3,839,116

Gaming(a)(b) – 0.1%
Wynn Macau Ltd.
	$1,475,000	5.125		12/15/29	1,343,651

Hand/Machine Tools(a)(b) – 0.0%
IMA Industria Macchine Automatiche SpA
EUR	360,000	3.750		01/15/28	378,253

Health Care Services(a)(b) – 0.1%
Kedrion SpA
	$1,250,000	6.500		09/01/29	1,159,888

Healthcare Providers & Services(a) – 1.4%
Acadia Healthcare Co., Inc.(b)
	1,000,000	5.000		04/15/29	957,640
Akumin, Inc.(b)
	15,000	8.000		08/01/28	12,143
(PIK 9.000%, Cash 8.000%)
	1,590,000	9.000	(f)	08/01/27	1,391,314
Avantor Funding, Inc.(b)
EUR	504,000	2.625		11/01/25	535,908
	195,000	3.875		07/15/28	207,514
CAB SELAS(b)
	835,000	3.375		02/01/28	838,072
Cerba Healthcare SACA(b)
	500,000	3.500		05/31/28	452,451
Charles River Laboratories International, Inc.(b)
	$850,000	4.000		03/15/31	772,582
CHS/Community Health Systems, Inc.(b)
	2,049,000	5.625		03/15/27	1,962,696
	903,000	10.875		01/15/32	970,192
DaVita, Inc.(b)
	1,100,000	3.750		02/15/31	951,819
Embecta Corp.(b)
	900,000	5.000		02/15/30	772,587
Ephios Subco 3 SARL(b)
EUR	300,000	7.875		01/31/31	349,480
Fortrea Holdings, Inc.(b)
	$391,000	7.500		07/01/30	396,662
Global Medical Response, Inc.(b)(f)
	2,299,494	10.000		10/31/28	2,262,357
HCA, Inc.
	611,000	3.500		09/01/30	563,391
IQVIA, Inc.(b)
EUR	600,000	2.250		03/15/29	598,356
Legacy LifePoint Health LLC(b)
	$188,000	4.375		02/15/27	181,770
LifePoint Health, Inc.(b)
	1,745,000	9.875		08/15/30	1,902,940
	372,000	10.000		06/01/32	395,417
Medline Borrower LP(b)
	1,911,000	3.875		04/01/29	1,783,479

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Molina Healthcare, Inc.(b)
	$893,000	4.375%	06/15/28	$ 851,449
	650,000	3.875	11/15/30	588,159
Radiology Partners, Inc.(b)(f)
	648,311	9.781	02/15/30	567,972
(PIK 4.275%, Cash 3.500%)
	1,922,102	7.775	01/31/29	1,811,581
Tenet Healthcare Corp.
	1,315,000	6.750	05/15/31	1,351,176

				23,429,107

Home Builders(a)(b) – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	258,000	6.625	01/15/28	259,177
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
	1,250,000	4.875	02/15/30	1,150,750

				1,409,927

Home Furnishings(a)(b) – 0.0%
Flos B&b Italia SpA
EUR	300,000	10.000	11/15/28	343,600
Versuni Group BV
	425,000	3.125	06/15/28	413,239

				756,839

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
	$525,000	10.125	08/01/26	538,288
	959,000	8.250	02/01/29	976,032
	200,000	7.500	11/06/30	203,006
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
	150,000	4.250	10/15/27	142,758
	1,272,000	7.000	01/15/31	1,294,794
Ardonagh Finco Ltd.(a)(b)
	775,000	7.750	02/15/31	786,207
Ardonagh Group Finance Ltd.(a)(b)
	1,050,000	8.875	02/15/32	1,059,565
Genworth Holdings, Inc.
	940,000	6.500	06/15/34	905,718
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.(a)(b)(f) (PIK 8.375%, Cash 7.625%)
	918,933	7.625	10/15/25	918,832
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
	2,025,000	7.250	02/15/31	2,030,427
	575,000	8.125	02/15/32	573,057
Panther Escrow Issuer LLC(a)(b)
	1,299,000	7.125	06/01/31	1,332,462

				10,761,146

Internet – 0.5%
ANGI Group LLC(a)(b)
	1,679,000	3.875	08/15/28	1,461,771

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Cablevision Lightpath LLC(a)(b)
	$750,000	5.625%		09/15/28	$ 636,368
Engineering - Ingegneria Informatica - SpA(a)(b)
EUR	650,000	5.875		09/30/26	641,698
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b)
	$1,567,000	3.500		03/01/29	1,425,046
GrubHub Holdings, Inc.(a)(b)
	1,365,000	5.500		07/01/27	1,258,202
Rakuten Group, Inc.(b)
	500,000	9.750		04/15/29	529,165
United Group BV(a)
EUR	500,000	3.625	(b)	02/15/28	520,411
	1,257,000	5.250	(b)	02/01/30	1,343,519
(3 mo. EUR EURIBOR + 4.250%)
	610,000	8.078	(g)	02/15/31	662,648

					8,478,828

Investment Companies – 0.3%
Abu Dhabi Developmental Holding Co. PJSC(a)(b)
	$1,186,000	5.375		05/08/29	1,210,467
Blackstone Private Credit Fund(a)
	1,200,000	2.625		12/15/26	1,113,888
Blue Owl Capital Corp.(a)
	962,000	3.400		07/15/26	919,855
Blue Owl Technology Finance Corp.(a)(b)
	340,000	4.750		12/15/25	331,748
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)
	1,175,000	5.250		05/15/27	1,126,402
Khazanah Global Sukuk Bhd.
	696,000	4.687		06/01/28	693,825

					5,396,185

Iron/Steel – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(b)
	1,960,000	8.750		07/15/26	1,761,334
CSN Resources SA(a)
	690,000	8.875		12/05/30	694,982
Mineral Resources Ltd.(a)(b)
	615,000	8.125		05/01/27	623,241
	973,000	9.250		10/01/28	1,032,878
	640,000	8.500		05/01/30	668,576
Samarco Mineracao SA(a)(f) (PIK 9.049%, Cash 9.000%)
	1,427,500	9.000		06/30/31	1,322,579
Tacora Resources, Inc.(b)
	45,451	13.000	(h)	11/03/23	45,451
	405,000	8.250	(a)(e)	05/15/26	101,250

					6,250,291

Leisure Time(a)(b) – 0.4%
Carnival Corp.
	350,000	4.000		08/01/28	331,156
EUR	1,000,000	5.750		01/15/30	1,116,102
	$1,600,000	10.500		06/01/30	1,738,560
Carnival Holdings Bermuda Ltd.
	670,000	10.375		05/01/28	724,384

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Deuce Finco PLC
GBP	250,000	5.500%		06/15/27	$ 308,471
(3 mo. EUR EURIBOR + 4.750%)
EUR	200,000	8.469	(g)	06/15/27	217,894
NCL Corp. Ltd.
	$700,000	5.875		03/15/26	696,738
	200,000	8.125		01/15/29	212,456
Viking Cruises Ltd.
	1,200,000	5.875		09/15/27	1,193,232

					6,538,993

Lodging(a) – 0.5%
Hilton Domestic Operating Co., Inc.(b)
	1,030,000	3.750		05/01/29	954,099
	1,215,000	4.000		05/01/31	1,101,677
Melco Resorts Finance Ltd.(b)
	950,000	5.375		12/04/29	855,000
	1,367,000	7.625		04/17/32	1,361,450
MGM Resorts International
	530,000	6.500		04/15/32	532,009
Station Casinos LLC(b)
	403,000	4.625		12/01/31	367,524
Studio City Finance Ltd.(b)
	1,250,000	5.000		01/15/29	1,110,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
	1,400,000	5.250		05/15/27	1,371,538

					7,654,234

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,334,000	4.125		06/30/28	1,268,714

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
	250,000	7.500		01/01/30	260,227
	565,000	9.500		01/01/31	613,771
Mangrove Luxco III Sarl(g) (3 mo. EUR EURIBOR + 5.000%)
EUR	1,368,000	8.674		07/15/29	1,479,097
TK Elevator Holdco GmbH
	450,000	6.625		07/15/28	474,886

					2,827,981

Media – 2.3%
Altice Financing SA(a)(b)
	300,000	2.250		01/15/25	317,448
	$625,000	9.625		07/15/27	583,294
	2,901,000	5.000		01/15/28	2,320,220
	767,000	5.750		08/15/29	582,797
AMC Networks, Inc.(a)(b)
	611,000	10.250		01/15/29	603,253
Audacy Capital Corp.(a)(b)(e)
	745,000	6.500		05/01/27	32,057
	925,000	6.750		03/31/29	37,065
Beasley Mezzanine Holdings LLC(a)(b)
	1,610,000	8.625		02/01/26	958,320

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
$410,000	5.000%		02/01/28	$ 390,484
25,000	5.375		06/01/29	23,385
2,109,000	6.375		09/01/29	2,052,837
2,590,000	4.500		08/15/30	2,267,079
650,000	4.250		02/01/31	553,312
1,328,000	7.375		03/01/31	1,342,103
820,000	4.250		01/15/34	647,702
CSC Holdings LLC(a)(b)
721,000	5.500		04/15/27	602,273
425,000	7.500		04/01/28	237,805
590,000	11.750		01/31/29	533,024
951,000	6.500		02/01/29	732,118
2,293,000	5.750		01/15/30	923,552
94,000	4.125		12/01/30	65,087
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(e)
1,620,000	5.375		08/15/26	32,837
1,274,000	6.625		08/15/27	25,480
Directv Financing LLC(a)(b)
648,000	8.875		02/01/30	648,551
DISH DBS Corp.
3,000	5.875		11/15/24	2,798
563,000	7.750		07/01/26	361,919
2,360,000	5.250	(a)(b)	12/01/26	1,962,906
937,000	5.750	(a)(b)	12/01/28	689,014
790,000	5.125		06/01/29	331,294
DISH Network Corp.(a)(b)
680,000	11.750		11/15/27	679,952
Gray Television, Inc.(a)(b)
435,000	7.000		05/15/27	421,663
1,551,000	10.500		07/15/29	1,618,655
2,504,000	4.750		10/15/30	1,664,960
665,000	5.375		11/15/31	429,497
Liberty Interactive LLC(a)
2,628,019	4.000		11/15/29	880,386
150,131	3.750		02/15/30	51,045
McGraw-Hill Education, Inc.(a)(b)
450,000	5.750		08/01/28	433,071
Nexstar Media, Inc.(a)(b)
658,000	4.750		11/01/28	604,834
Paramount Global(a)(g) (5 yr. CMT + 3.999%)
1,347,000	6.375		03/30/62	1,239,429
Scripps Escrow II, Inc.(a)(b)
1,986,000	3.875		01/15/29	1,291,853
Sinclair Television Group, Inc.(a)(b)
805,000	5.500		03/01/30	490,003
798,000	4.125		12/01/30	556,198
Sirius XM Radio, Inc.(a)(b)
300,000	3.125		09/01/26	285,432
858,000	5.000		08/01/27	830,312
Spanish Broadcasting System, Inc.(a)(b)
1,225,000	9.750		03/01/26	731,754
TEGNA, Inc.(a)
1,174,000	4.625		03/15/28	1,083,696

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Tele Columbus AG(a)(b)(e)(f) (PIK 10.000%, Cash 3.875%)
EUR	202,281	10.000%	01/01/29	$ 168,712
Telenet Finance Luxembourg Notes SARL(a)(b)
	$1,000,000	5.500	03/01/28	956,070
Univision Communications, Inc.(a)(b)
	646,000	6.625	06/01/27	642,828
	390,000	4.500	05/01/29	341,094
	645,000	7.375	06/30/30	620,812
Urban One, Inc.(a)(b)
	1,215,000	7.375	02/01/28	927,725
Virgin Media Secured Finance PLC(a)(b)
	32,000	4.500	08/15/30	27,760
Virgin Media Vendor Financing Notes III DAC(a)(b)
GBP	635,000	4.875	07/15/28	743,304
Virgin Media Vendor Financing Notes IV DAC(a)(b)
	$587,000	5.000	07/15/28	548,880
Ziggo BV(a)(b)
EUR	600,000	2.875	01/15/30	587,662

				38,717,601

Metal Fabricate & Hardware(a)(b) – 0.1%
Vallourec SACA
	$995,000	7.500	04/15/32	1,041,188

Mining(a) – 0.7%
Compass Minerals International, Inc.(b)
	988,000	6.750	12/01/27	971,668
Corp. Nacional del Cobre de Chile
	1,998,000	5.950	01/08/34	2,028,594
Eldorado Gold Corp.(b)
	1,000,000	6.250	09/01/29	969,400
First Quantum Minerals Ltd.(b)
	2,500,000	9.375	03/01/29	2,632,825
	800,000	8.625	06/01/31	796,000
Freeport-McMoRan, Inc.
	320,000	4.625	08/01/30	312,496
	795,000	5.400	11/14/34	795,072
Mountain Province Diamonds, Inc.(b)(h)
	2,861,000	9.000	12/15/25	2,686,479
Northwest Acquisitions ULC/Dominion Finco, Inc.(b)(e)
	1,260,000	7.125	11/01/22	13
Novelis Corp.(b)
	400,000	4.750	01/30/30	377,108
WE Soda Investments Holding PLC
	880,000	9.375	02/14/31	906,675

				12,476,330

Miscellaneous Manufacturing(a)(b) – 0.0%
LSB Industries, Inc.
	360,000	6.250	10/15/28	350,366

Office & Business Equipment(a)(b) – 0.1%
Pitney Bowes, Inc.
	420,000	6.875	03/15/27	414,296
	560,000	7.250	03/15/29	526,529

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(a)(b) – (continued)
Xerox Holdings Corp.
$646,000	8.875%		11/30/29	$ 601,194

				1,542,019

Oil Field Services – 3.4%
Antero Resources Corp.(a)(b)
875,000	7.625		02/01/29	904,680
Apache Corp.(a)
1,434,000	5.100		09/01/40	1,257,145
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
444,000	6.250		04/01/28	443,294
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
230,000	7.000		11/01/26	230,265
500,000	8.250		12/31/28	513,305
Chesapeake Energy Corp.
195,000	7.000	(i)	10/01/24	2,925
935,000	7.500	(i)	10/01/26	14,025
1,350,000	5.875	(a)(b)	02/01/29	1,342,804
CITGO Petroleum Corp.(a)(b)
1,074,000	6.375		06/15/26	1,074,354
1,559,000	8.375		01/15/29	1,624,307
Civitas Resources, Inc.(a)(b)
460,000	8.625		11/01/30	496,736
CNX Resources Corp.(a)(b)
1,175,000	6.000		01/15/29	1,163,920
Comstock Resources, Inc.(a)(b)
1,329,000	6.750		03/01/29	1,285,462
Ecopetrol SA(a)
825,000	8.875		01/13/33	858,726
EDO Sukuk Ltd.(b)
923,000	5.662		07/03/31	926,286
Empresa Nacional del Petroleo(a)(b)
200,000	5.950		07/30/34	199,700
Energean Israel Finance Ltd.(a)
1,270,240	8.500		09/30/33	1,206,728
Greenfire Resources Ltd.(a)(b)
1,743,000	12.000		10/01/28	1,872,435
Guara Norte SARL(b)
745,335	5.198		06/15/34	690,277
Kosmos Energy Ltd.(a)(b)
2,052,000	7.750		05/01/27	2,010,324
Kraken Oil & Gas Partners LLC(a)(b)
950,000	7.625		08/15/29	959,386
Moss Creek Resources Holdings, Inc.(a)(b)
1,299,000	7.500		01/15/26	1,299,416
Nabors Industries, Inc.(a)(b)
882,000	9.125		01/31/30	943,819
Pan American Energy LLC(a)(b)
848,000	8.500		04/30/32	882,454
Permian Resources Operating LLC(a)(b)
500,000	8.000		04/15/27	515,765
500,000	9.875		07/15/31	556,920
Petroleos de Venezuela SA(e)
4,216,113	6.000		05/16/24	480,637
5,235,646	6.000		11/15/26	602,099

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos del Peru SA
	$2,382,000	5.625%		06/19/47	$ 1,525,218
Petroleos Mexicanos
	466,000	6.375		01/23/45	307,975
	8,988,000	6.750		09/21/47	6,078,135
Petronas Capital Ltd.(a)
	2,031,000	3.500		04/21/30	1,903,270
	1,279,000	2.480		01/28/32	1,087,227
	1,785,000	3.404		04/28/61	1,225,153
Saudi Arabian Oil Co.(a)(b)
	1,069,000	5.875		07/17/64	1,042,414
Southwestern Energy Co.(a)
	950,000	4.750		02/01/32	887,575
Strathcona Resources Ltd.(a)(b)
	870,000	6.875		08/01/26	876,273
Sunoco LP(a)(b)
	345,000	7.250		05/01/32	358,724
TGNR Intermediate Holdings LLC(a)(b)
	1,217,000	5.500		10/15/29	1,154,945
Transocean Titan Financing Ltd.(a)(b)
	370,000	8.375		02/01/28	384,800
Transocean, Inc.
	500,000	8.000	(a)(b)	02/01/27	501,555
	632,000	8.250	(a)(b)	05/15/29	645,342
	2,732,400	8.750	(a)(b)	02/15/30	2,875,059
	946,000	8.500	(a)(b)	05/15/31	968,553
	1,295,000	6.800		03/15/38	1,111,291
Valaris Ltd.(a)(b)
	1,300,000	8.375		04/30/30	1,362,023
Var Energi ASA(a)(g) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,160,000	7.862		11/15/83	1,374,711
Vital Energy, Inc.(a)(b)
	$1,363,000	7.875		04/15/32	1,387,002
Wintershall Dea Finance 2 BV (a)(g) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,500,000	3.000		07/20/28	1,459,008
Yinson Boronia Production BV(a)(b)
	$2,480,000	8.947		07/31/42	2,527,988
YPF SA(a)(b)
	1,355,000	9.500		01/17/31	1,388,875

					56,791,310

Packaging(a) – 0.6%
ARD Finance SA(b)(f)
(PIK 5.750%, Cash 5.000%)
EUR	271,000	5.000		06/30/27	59,987
(PIK 7.250%, Cash 6.500%)
	$135,000	6.500		06/30/27	34,305
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
EUR	400,000	2.000		09/01/28	379,870
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
	$600,000	4.125		08/15/26	508,338
	453,000	5.250		08/15/27	259,302
	328,000	5.250		08/15/27	189,958

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
Ball Corp.
EUR	1,065,000	1.500%		03/15/27	$ 1,087,912
	$949,000	2.875		08/15/30	815,836
Canpack SA/Canpack U.S. LLC(b)
EUR	532,000	2.375		11/01/27	543,065
Fiber Bidco SpA(b)
	250,000	6.125		06/15/31	267,318
(3 mo. EUR EURIBOR + 4.000%)
	250,000	7.695	(g)	01/15/30	272,042
Graphic Packaging International LLC(b)
	$355,000	3.750		02/01/30	322,390
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(b)
	1,481,000	6.000		09/15/28	1,456,786
LABL, Inc.(b)
	149,000	10.500		07/15/27	145,433
OI European Group BV(b)
	500,000	4.750		02/15/30	460,135
Sealed Air Corp./Sealed Air Corp. U.S.(b)
	1,324,000	6.125		02/01/28	1,335,254
Trident TPI Holdings, Inc.(b)
	1,061,000	12.750		12/31/28	1,160,564

					9,298,495

Pharmaceuticals – 0.6%
1375209 BC Ltd.(a)(b)
	300,000	9.000		01/30/28	285,666
Bausch Health Cos., Inc.(b)
	850,000	11.000		09/30/28	794,597
Bayer AG(a)(g)
(5 yr. EUR Swap + 3.432%)
EUR	700,000	6.625		09/25/83	776,514
(5 yr. EUR Swap + 3.896%)
	500,000	7.000		09/25/83	564,269
Bormioli Pharma SpA(a)(b)(g) (3 mo. EUR EURIBOR + 5.500%)
	550,000	9.328		05/15/28	599,404
Cheplapharm Arzneimittel GmbH(a)(b)
	650,000	4.375		01/15/28	675,324
	$1,482,000	5.500		01/15/28	1,388,901
Endo Finance Holdings, Inc.(a)(b)
	350,000	8.500		04/15/31	369,061
Grifols SA(a)(b)
EUR	300,000	1.625		02/15/25	321,886
	$1,090,000	4.750		10/15/28	994,636
Nidda Healthcare Holding GmbH(a)(b)
EUR	300,000	7.500		08/21/26	334,854
Option Care Health, Inc.(a)(b)
	$700,000	4.375		10/31/29	653,450
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b)
	685,000	5.125		04/30/31	629,316
Par Pharmaceutical, Inc.(b)(h)
	344,000	7.500		04/01/27	—
Teva Pharmaceutical Finance Netherlands II BV(a)
EUR	600,000	4.375		05/09/30	637,986

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Teva Pharmaceutical Finance Netherlands II BV(a) – (continued)
EUR	420,000	7.875%		09/15/31	$ 530,681

					9,556,545

Pipelines – 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
	$1,270,000	5.375		06/15/29	1,241,768
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
	978,000	7.500		12/15/33	1,034,186
Energy Transfer LP(a)
	540,000	5.750		04/01/25	539,914
EnLink Midstream LLC(a)
	502,000	5.375		06/01/29	500,333
	440,000	6.500	(b)	09/01/30	458,784
EnLink Midstream Partners LP(a)
	491,000	5.600		04/01/44	439,106
	549,000	5.450		06/01/47	483,724
EQM Midstream Partners LP(a)
	200,000	6.000	(b)	07/01/25	200,088
	1,191,000	6.500		07/15/48	1,209,544
Genesis Energy LP/Genesis Energy Finance Corp.(a)
	900,000	8.000		01/15/27	920,007
	650,000	8.875		04/15/30	687,869
Greensaif Pipelines Bidco SARL(b)
	1,048,000	5.853		02/23/36	1,051,196
ITT Holdings LLC(a)(b)
	3,368,000	6.500		08/01/29	3,162,249
New Fortress Energy, Inc.(a)(b)
	1,135,000	6.500		09/30/26	1,054,846
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b)
	678,000	8.125		02/15/29	687,499
Prairie Acquiror LP(a)(b)
	853,000	9.000		08/01/29	879,102
QazaqGaz NC JSC
	929,000	4.375		09/26/27	879,354
Summit Midstream Holdings LLC(a)(b)
	700,000	8.625		10/31/29	715,540
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(a)
	636,000	5.750		04/15/25	636,210
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	522,000	7.375		02/15/29	528,473
	2,612,000	6.000		12/31/30	2,474,139
Venture Global Calcasieu Pass LLC(a)(b)
	1,980,000	3.875		11/01/33	1,718,046
Venture Global LNG, Inc.(a)(b)
	1,107,000	9.500		02/01/29	1,231,039
Western Midstream Operating LP(a)
	1,300,000	5.250		02/01/50	1,155,674

					23,888,690

Real Estate(a) – 0.3%
Heimstaden Bostad Treasury BV
EUR	1,368,000	1.625		10/13/31	1,110,359

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Howard Hughes Corp.(b)
	$1,050,000	4.375%		02/01/31	$ 938,196
Kennedy-Wilson, Inc.
	535,000	4.750		03/01/29	470,656
Newmark Group, Inc.
	899,000	7.500		01/12/29	943,482
Samhallsbyggnadsbolaget i Norden AB
EUR	550,000	3.000		01/14/25	553,791
	500,000	2.375	(d)	09/04/26	419,372

					4,435,856

Real Estate Investment Trust – 1.0%
Apollo Commercial Real Estate Finance, Inc.(a)(b)
	$1,450,000	4.625		06/15/29	1,241,287
Brandywine Operating Partnership LP(a)
	997,000	8.050		03/15/28	1,049,891
	546,000	8.875		04/12/29	580,660
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(a)(b)
	1,817,000	4.500		04/01/27	1,720,208
Diversified Healthcare Trust(a)
	1,000,000	0.000	(b)(c)	01/15/26	883,390
	300,000	4.750		02/15/28	255,594
	2,505,000	4.375		03/01/31	1,910,714
HAT Holdings I LLC/HAT Holdings II LLC(b)
	506,000	3.375	(a)	06/15/26	483,341
	126,000	3.750		09/15/30	110,565
Iron Mountain U.K. PLC(a)(b)
GBP	400,000	3.875		11/15/25	503,735
Iron Mountain, Inc.(a)(b)
	$419,000	5.250		03/15/28	410,402
	935,000	4.875		09/15/29	893,121
	175,000	4.500		02/15/31	160,944
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b)
	287,000	5.250		10/01/25	285,614
	883,000	4.250		02/01/27	854,205
	1,000,000	4.750		06/15/29	949,920
Piedmont Operating Partnership LP(a)
	871,000	9.250		07/20/28	953,249
	584,000	6.875		07/15/29	594,798
Service Properties Trust(a)
	380,000	5.500		12/15/27	362,159
	485,000	4.375		02/15/30	362,688
Starwood Property Trust, Inc.(a)(b)
	700,000	3.625		07/15/26	666,603
	830,000	7.250		04/01/29	855,307
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)(b)
	650,000	10.500		02/15/28	658,080
VICI Properties LP/VICI Note Co., Inc.(a)(b)
	898,000	3.750		02/15/27	863,696

					17,610,171

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 1.4%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	$750,000	3.875%		01/15/28	$ 705,315
	450,000	4.375		01/15/28	428,144
Asbury Automotive Group, Inc.(a)
	782,000	4.500		03/01/28	747,819
	138,000	4.625	(b)	11/15/29	129,169
Bath & Body Works, Inc.
	256,000	9.375	(b)	07/01/25	263,695
	145,000	5.250		02/01/28	142,167
	795,000	6.875		11/01/35	805,709
	705,000	6.750		07/01/36	705,204
BCPE Ulysses Intermediate, Inc.(a)(b)(f) (PIK 8.500%, Cash 7.750%)
	1,013,667	7.750		04/01/27	979,729
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(a)(b)
	700,000	5.125		04/15/29	646,814
Constellation Automotive Financing PLC(a)(b)
GBP	400,000	4.875		07/15/27	439,231
Cougar JV Subsidiary LLC(a)(b)
	$308,000	8.000		05/15/32	322,073
Doman Building Materials Group Ltd.(a)(b)
CAD	1,590,000	5.250		05/15/26	1,128,599
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
	$976,000	5.375		04/01/26	979,904
	573,000	5.875		04/01/29	534,386
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
	375,000	4.625		01/15/29	350,580
Global Auto Holdings Ltd./AAG FH U.K. Ltd.(a)(b)
	1,012,000	8.375		01/15/29	987,054
	612,000	8.750		01/15/32	583,438
Kohl’s Corp.(a)
	220,000	4.625		05/01/31	179,601
	260,000	5.550		07/17/45	172,578
LBM Acquisition LLC(a)(b)
	1,714,000	6.250		01/15/29	1,515,073
LCM Investments Holdings II LLC(a)(b)
	1,154,000	4.875		05/01/29	1,085,845
Macy’s Retail Holdings LLC(a)
	984,000	6.125	(b)	03/15/32	936,227
	670,000	4.500		12/15/34	564,723
Neiman Marcus Group Ltd. LLC(h)(i)
	605,000	8.000		10/15/21	21,189
PetSmart, Inc./PetSmart Finance Corp.(a)(b)
	500,000	4.750		02/15/28	469,705
QVC, Inc.(a)
	1,425,000	4.750		02/15/27	1,249,069
Rite Aid Corp.(a)(b)
	348,000	7.500	(e)	07/01/25	148,474
(3 mo. USD Term SOFR + 7.000%)
	97,124	8.000	(f)	10/18/24	41,399
	33,424	12.325	(f)	10/18/24	33,424
Shiba Bidco SpA (a)(b)
EUR	343,000	4.500		10/31/28	361,646

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
	$2,279,000	6.375%		09/30/26	$ 2,245,271
Staples, Inc.(a)(b)
	950,000	10.750		09/01/29	920,626
Victoria’s Secret & Co.(a)(b)
	1,874,000	4.625		07/15/29	1,553,040
Walgreens Boots Alliance, Inc.(a)
	700,000	4.800		11/18/44	524,895
White Cap Parent LLC(a)(b)(f) (PIK 9.000%, Cash 8.250%)
	822,000	8.250		03/15/26	823,052
Yum! Brands, Inc.
	260,000	5.375	(a)	04/01/32	251,914
	285,000	6.875		11/15/37	312,676

					24,289,457

Semiconductors(a)(b) – 0.2%
Entegris, Inc.
	1,000,000	4.750		04/15/29	964,790
	145,000	3.625		05/01/29	131,493
ON Semiconductor Corp.
	1,451,000	3.875		09/01/28	1,355,974
Synaptics, Inc.
	1,150,000	4.000		06/15/29	1,051,687

					3,503,944

Software(a)(b) – 0.7%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
	1,319,000	8.000		06/15/29	1,358,266
Central Parent, Inc./CDK Global, Inc.
	1,250,000	7.250		06/15/29	1,260,900
Cloud Software Group, Inc.
	1,930,000	6.500		03/31/29	1,880,843
	1,580,000	9.000		09/30/29	1,569,635
	620,000	8.250		06/30/32	643,399
Elastic NV
	931,000	4.125		07/15/29	859,304
Open Text Holdings, Inc.
	1,582,000	4.125		02/15/30	1,444,540
Rocket Software, Inc.
	1,891,000	9.000		11/28/28	1,947,068
SS&C Technologies, Inc.
	1,000,000	6.500		06/01/32	1,018,110

					11,982,065

Telecommunication Services – 1.9%
Altice France Holding SA(a)(b)
EUR	365,000	8.000		05/15/27	135,062
	$1,069,000	10.500		05/15/27	404,980
Altice France SA(a)(b)
EUR	100,000	2.500		01/15/25	101,936
	500,000	2.125		02/15/25	509,621
	$350,000	5.500		01/15/28	256,088
	2,058,000	5.500		10/15/29	1,447,597

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Ciena Corp.(a)(b)
	$730,000	4.000%	01/31/30	$ 670,483
CommScope LLC(a)(b)
	909,000	6.000	03/01/26	854,842
	1,790,000	8.250	03/01/27	1,235,100
	395,000	7.125	07/01/28	248,348
	940,000	4.750	09/01/29	684,611
Iliad Holding SASU(a)(b)
	155,000	6.500	10/15/26	155,381
EUR	500,000	5.625	10/15/28	545,167
	$1,717,000	7.000	10/15/28	1,719,576
	1,103,000	8.500	04/15/31	1,146,425
Kaixo Bondco Telecom SA(a)(b)
EUR	200,000	5.125	09/30/29	215,688
Level 3 Financing, Inc.(a)(b)
	$375,000	10.500	04/15/29	387,488
	1,728,000	4.875	06/15/29	1,218,275
	585,000	3.750	07/15/29	276,301
	1,191,628	11.000	11/15/29	1,261,350
	270,000	4.500	04/01/30	181,572
	1,997,000	10.500	05/15/30	2,056,630
	530,000	3.875	10/15/30	340,122
	300,000	10.750	12/15/30	309,873
Lorca Telecom Bondco SA(a)(b)
EUR	450,000	4.000	09/18/27	482,907
Odido Group Holding BV(a)(b)
	500,000	5.500	01/15/30	507,592
Odido Holding BV(a)(b)
	170,000	3.750	01/15/29	176,421
Optics Bidco SpA(a)(b)
	$306,000	6.000	09/30/34	289,602
SoftBank Group Corp.(a)
EUR	1,379,000	3.375	07/06/29	1,366,597
	542,000	3.875	07/06/32	524,255
TDC Net AS(a)
	921,000	6.500	06/01/31	1,077,110
Telecom Italia Capital SA
	$20,000	6.000	09/30/34	18,856
Telecom Italia SpA(a)
EUR	1,395,000	6.875	02/15/28	1,612,008
Telesat Canada/Telesat LLC(a)(b)
	$1,020,000	5.625	12/06/26	481,399
Viasat, Inc.(a)(b)
	1,446,000	7.500	05/30/31	1,063,287
Vmed O2 U.K. Financing I PLC(a)(b)
	1,230,000	4.250	01/31/31	1,042,081
	2,642,000	7.750	04/15/32	2,645,276
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(b)
	1,370,000	7.750	08/15/28	1,322,653
Zayo Group Holdings, Inc.(a)(b)
	4,055,000	4.000	03/01/27	3,450,481

				32,423,041

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.1%
Rand Parent LLC(a)(b)
	$931,000	8.500%		02/15/30	$ 919,260
SGL Group ApS(a)(g) (3 mo. EUR EURIBOR + 4.750%)
EUR	340,000	8.438		04/22/30	370,463
Transnet SOC Ltd.(b)
	$527,000	8.250		02/06/28	533,917

					1,823,640

Water Utilities(a)(b) – 0.1%
Aegea Finance SARL
	616,000	6.750		05/20/29	608,300
	921,000	9.000		01/20/31	969,353

					1,577,653

TOTAL CORPORATE OBLIGATIONS (Cost $517,357,030)					$ 510,102,699

Bank Loans(k) – 24.3%
Aerospace & Defense – 1.0%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 3.250%)
	$2,994,157	8.585%		10/31/30	$ 3,007,002
Cobham Ultra SeniorCo SARL (6 mo. USD Term SOFR + 3.750%)
	929,648	9.262	(g)	08/03/29	902,921
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 3.500%)
	4,771,876	8.844		08/24/28	4,791,536
Kaman Corp. (3 mo. USD Term SOFR + 3.500%)
	1,045,000	8.835	(g)	04/21/31	1,050,225
Propulsion (BC) Finco SARL (3 mo. USD Term SOFR + 3.750%)
	567,027	9.085	(g)	09/14/29	569,256
Spirit Aerosystems, Inc. (3 mo. USD Term SOFR + 4.250%)
	1,741,774	9.502	(g)	01/15/27	1,759,191
TransDigm, Inc.
(3 mo. USD Term SOFR + 2.500%)
	911,274	7.843	(g)	02/28/31	913,443
(3 mo. USD Term SOFR + 2.750%)
	1,500,000	7.843–8.059	(g)	08/24/28	1,503,750
(3 mo. USD Term SOFR + 2.750%)
	2,482,008	8.085		03/22/30	2,489,032

					16,986,356

Airlines(g) – 0.0%
American Airlines, Inc. (3 mo. USD Term SOFR + 4.750%)
	542,250	10.294		04/20/28	560,312

Apparel(l) – 0.0%
Varsity Brands, Inc.
	650,000	0.000		07/25/31	646,750

Auto Parts & Equipment(g) – 0.1%
Autokiniton U.S. Holdings, Inc. (1 mo. USD Term SOFR + 4.000%)
	496,228	9.458		04/06/28	498,620

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Auto Parts & Equipment(g) – (continued)
Clarios Global LP (1 mo. USD Term SOFR + 2.500%)
$448,875	7.844%		05/06/30	$ 449,436

				948,056

Beverages(g) – 0.0%
Naked Juice LLC (3 mo. USD Term SOFR + 3.250%)
731,493	8.685–8.694		01/24/29	649,763

Building Materials – 0.6%
Chamberlain Group Inc (1 mo. USD Term SOFR + 3.500%)
500,000	9.066–9.080	(g)	11/03/28	500,155
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
3,097,687	8.694	(g)	11/03/28	3,090,810
Cornerstone Building Brands, Inc.
(1 mo. USD Term SOFR + 4.500%)
750,000	9.829	(g)	05/02/31	725,625
(1 mo. USD Term SOFR + 5.625%)
622,161	10.954	(g)	08/01/28	620,295
CP Atlas Buyer, Inc. (1 mo. USD Term SOFR + 3.750%)
693,067	9.194	(g)	11/23/27	663,175
Emrld Borrower LP
600,000	0.000	(l)	06/18/31	600,000
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.750%)
997,449	9.346	(g)	12/22/28	1,000,980
(3 mo. USD Term SOFR + 6.750%)
500,000	12.346	(g)	12/21/29	506,250
Wilsonart LLC
600,000	0.000	(l)	07/25/31	591,000
(3 mo. USD Term SOFR + 3.250%)
1,151,053	8.685	(g)	12/31/26	1,151,053

				9,449,343

Chemicals – 0.4%
Aruba Investments Holdings LLC(g)
(1 mo. USD Term SOFR + 7.750%)
457,905	9.444		11/24/27	457,140
(1 mo. USD Term SOFR + 7.750%)
424,596	13.194		11/24/28	405,668
Derby Buyer LLC (1 mo. USD Term SOFR + 3.500%)
654,085	8.843	(g)	11/01/30	655,825
Eastman Chemical Co. (3 mo. USD Term SOFR + 5.250%)
964,057	10.846	(g)	11/01/28	867,651
Lonza Group AG (3 mo. USD Term SOFR + 3.925%)
547,191	9.360	(g)	07/03/28	529,402
New Arclin U.S. Holding Corp. (1 mo. USD Term SOFR + 3.500%)
116,814	8.944	(g)	09/30/28	116,595
Polar U.S. Borrower LLC (3 mo. USD Term SOFR + 4.750%)
1,822,395	10.136	(g)	10/15/25	1,448,804
SCIH Salt Holdings, Inc. (3 mo. USD Term SOFR + 3.500%)
1,032,697	8.755	(g)	03/16/27	1,035,692
Tronox Finance LLC (1 mo. USD Term SOFR + 2.750%)
978,821	8.094	(g)	04/04/29	980,788

				6,497,565

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services – 1.8%
AlixPartners LLP (1 mo. USD Term SOFR + 2.500%)
	$988,573	7.958	%(g)	02/04/28	$ 992,122
Allied Universal Holdco LLC (1 mo. USD Term SOFR + 3.750%)
	2,984,615	9.194	(g)	05/12/28	2,982,616
American Auto Auction Group LLC (3 mo. USD Term SOFR + 5.000%)
	381,422	10.485	(g)	12/30/27	381,899
Ankura Consulting Group LLC (6 mo. USD Term SOFR + 4.250%)
	619,200	9.389	(g)	03/17/28	621,522
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
	1,122,187	8.710	(g)	11/16/28	1,127,327
(3 mo. USD Term SOFR + 3.150%)
	2,492,749	8.460	(g)	11/16/28	2,495,865
Armorica Lux SARL (3 mo. USD Term SOFR + 5.000%)
EUR	600,000	8.561	(g)	07/28/28	617,811
AVSC Holding Corp.
	$196,556	0.000	(l)	09/01/25	195,574
(1 mo. USD Term SOFR + 1.000%)
	350,563	9.944	(g)	10/15/26	350,563
(1 mo. USD Term SOFR + 3.250%)
	625,343	8.694	(g)	03/03/25	621,122
Conservice Midco LLC (1 mo. USD Term SOFR + 3.500%)
	1,109,060	8.844	(g)	05/13/27	1,111,489
Creative Artists Agency LLC (1 mo. USD Term SOFR + 3.500%)
	670,538	8.594	(g)	11/27/28	673,428
Ensemble RCM LLC (3 mo. USD Term SOFR + 3.000%)
	1,125,903	8.252	(g)	08/01/29	1,129,990
Envision Healthcare Corp. (1 mo. USD Term SOFR + 8.250%)
	1,900,000	13.582	(g)	12/30/27	1,889,550
Fugue Finance BV (3 mo. USD Term SOFR + 4.000%)
	446,614	9.347	(g)	01/31/28	449,195
Fugue Finance LLC (3 mo. USD Term SOFR + 3.750%)
	360,000	9.097	(g)	02/26/31	362,700
Geosyntec Consultants
	700,000	0.000	(h)(l)	07/24/31	696,500
Grant Thornton Advisors LLC (3 mo. USD Term SOFR + 3.250%)
	2,670,000	8.597		06/02/31	2,674,779
GTCR W Merger Sub LLC (3 mo. USD Term SOFR + 3.000%)
	240,000	8.335	(g)	01/31/31	240,113
Hertz Corp. (3 mo. USD Term SOFR + 3.250%)
	436,632	8.859		06/30/28	396,243
Mavis Tire Express Services Corp. (1 mo. USD Term SOFR + 3.750%)
	2,205,459	9.094	(g)	05/04/28	2,209,142
Mister Car Wash Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
	570,000	8.344	(g)	03/27/31	571,322
Nuvei Technologies Corp.
	500,000	0.000	(l)	07/18/31	498,750
OMNIA Partners LLC
	300,000	0.000	(l)	07/25/30	300,564

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services – (continued)
PG Investment Co. 59 SARL (3 mo. USD Term SOFR + 3.500%)
	$625,000	8.835	%(g)	03/26/31	$ 628,644
R1 RCM, Inc. (1 mo. USD Term SOFR + 3.000%)
	298,481	8.344	(g)	06/21/29	299,788
Sabre GLBL, Inc. (1 mo. USD Term SOFR + 5.000%)
	165,000	10.444	(g)	06/30/28	153,155
Spin Holdco, Inc. (3 mo. USD Term SOFR + 4.000%)
	1,092,699	9.600	(g)	03/04/28	895,106
Spring Education Group, Inc. (3 mo. USD Term SOFR + 4.000%)
	597,873	9.335	(g)	10/04/30	600,988
St. George’s University Scholastic Services (1 mo. USD Term SOFR + 2.750%)
	740,481	8.094	(g)	02/10/29	739,148
Teneo Holdings LLC (1 mo. USD Term SOFR + 4.750%)
	476,805	10.094	(g)	03/13/31	479,189
Wand NewCo 3, Inc. (1 mo. USD Term SOFR + 3.250%)
	2,000,000	8.597		01/30/31	2,006,640
XPLOR T1 LLC (3 mo. USD Term SOFR + 4.250%)
	530,000	9.597	(g)	06/24/31	531,325

					29,924,169

Computers – 0.6%
Access CIG LLC (3 mo. USD Term SOFR + 5.000%)
	1,703,309	10.252	(g)	08/18/28	1,711,826
Idemia Group (3 mo. USD Term SOFR + 4.250%)
	497,953	9.585	(g)	09/30/28	499,197
Imprivata, Inc.
	400,000	0.000	(l)	12/01/27	401,388
Magenta Buyer LLC (3 mo. USD Term SOFR + 5.000%)
	1,860,735	10.645	(g)	07/27/28	911,760
McAfee LLC (1 mo. USD Term SOFR + 3.250%)
	576,127	8.593	(g)	03/01/29	574,865
Netsmart Technologies, Inc. (1 mo. USD Term SOFR + 3.750%)
	1,299,503	9.208	(g)	10/01/27	1,303,909
Peraton Corp.
(3 mo. USD Term SOFR + 8.000%)
	375,000	13.427	(g)	02/01/29	376,095
(1 mo. USD Term SOFR + 3.750%)
	1,746,053	9.194	(g)	02/01/28	1,745,320
(3 mo. USD Term SOFR + 7.750%)
	1,161,339	13.177	(g)	02/01/29	1,164,731
Verifone Systems, Inc. (3 mo. USD Term SOFR + 4.000%)
	1,790,227	9.598	(g)	08/20/25	1,540,866

					10,229,957

Distribution & Wholesale(g) – 0.5%
BCPE Empire Holdings, Inc. (1 mo. USD Term SOFR + 4.000%)
	2,992,500	9.344		12/11/28	2,997,378
Core & Main LP (3 mo. USD Term SOFR + 2.000%)
	358,571	7.339		07/27/28	358,571
Fluid-Flow Products, Inc. (3 mo. USD Term SOFR + 3.750%)
	1,748,714	9.346		03/31/28	1,753,629
OptiGroup (1 mo. EUR EURIBOR + 5.250%)
EUR	570,000	8.883		03/16/29	579,869

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Distribution & Wholesale(g) – (continued)
Resideo Funding, Inc. (1 mo. USD Term SOFR + 2.000%)
$54,759	7.349%		02/11/28	$ 54,804
Windsor Holdings III LLC (1 mo. USD Term SOFR + 4.000%)
3,238,744	9.345		08/01/30	3,259,569

				9,003,820

Diversified Financial Services – 0.6%
Apex Group Treasury LLC
(3 mo. USD Term SOFR + 5.000%)
862,184	10.286	(g)	07/27/28	864,339
(3 mo. USD Term SOFR + 3.750%)
2,338,837	9.335	(g)	07/27/28	2,335,913
Assetmark Financial Holdings, Inc.
465,000	0.000	(l)	06/03/31	460,350
Avolon TLB Borrower 1 (U.S.) LLC (1 mo. USD Term SOFR + 2.000%)
412,925	7.345	(g)	06/22/28	414,065
CPI Holdco B LLC (1 mo. USD Term SOFR + 2.000%)
460,800	7.344	(g)	05/19/31	460,754
Deerfield Dakota Holding LLC
(3 mo. USD Term SOFR + 3.750%)
947,533	9.085	(g)	04/09/27	947,059
(3 mo. USD Term SOFR + 6.750%)
3,047,000	12.346	(g)	04/07/28	3,071,772
Ditech Holding Corp.
372,201	0.000	(e)(g)(h)	06/30/25	10,236
Edelman Financial Center LLC (1 mo. USD Term SOFR + 5.250%)
495,226	10.594	(g)	10/06/28	495,474
Focus Financial Partners LLC
(1 mo. USD Term SOFR + 2.500%)
264,811	7.844	(g)	06/30/28	264,514
(1 mo. USD Term SOFR + 2.750%)
497,500	8.094	(g)	06/30/28	497,400
Hightower Holding LLC (3 mo. USD Term SOFR + 4.000%)
698,022	9.541	(g)	04/21/28	698,197
Russell Investments U.S. Institutional Holdco, Inc. (3 mo. USD Term SOFR + 5.000%)
6	8.752	(g)	05/30/27	5

				10,520,078

Electrical – 0.1%
Generation Bridge Northeast LLC (1 mo. USD Term SOFR + 3.500%)
449,800	8.844	(g)	08/22/29	452,800
Lackawanna Energy Center LLC (1 mo. USD Term SOFR + 5.000%)
495,728	10.344		08/06/29	498,618
Lightstone Holdco LLC
440,001	0.000		01/29/27	438,900
Talen Energy Supply LLC (3 mo. USD Term SOFR + 3.500%)
496,268	8.827		05/17/30	501,152

				1,891,470

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Electronics(g) – 0.3%
II-VI, Inc. (1 mo. USD Term SOFR + 2.500%)
$783,219	7.844%		07/02/29	$ 784,394
Mirion Technologies, Inc. (3 mo. USD Term SOFR + 2.250%)
587,746	7.585		10/20/28	587,992
Roper Industrial Products Investment Co. LLC (1 mo. USD Term SOFR + 3.250%)
2,868,872	8.585		11/22/29	2,873,663

				4,246,049

Energy-Alternate Sources – 0.1%
Enstall Group BV (3 mo. USD Term SOFR + 5.000%)
197,562	10.596	(g)	08/30/28	183,733
Enviva Partners LP/Fin C(g)
(3 mo. U.S. (Fed) Prime Rate + 1.750%)
304,776	10.250	(g)(h)	06/30/27	307,099
(3 mo. USD Term SOFR + 8.000%)
136,355	13.301		12/13/24	156,355
(3 mo. USD Term SOFR + 8.000%)
90,904	13.346		12/13/24	104,236
(3 mo. USD Term SOFR + 8.000%)
90,904	13.282		12/13/24	100,203

				851,626

Engineering & Construction(g) – 0.6%
Apple Bidco LLC (1 mo. USD Term SOFR + 3.500%)
3,320,502	8.844		09/22/28	3,326,744
Artera Services LLC (3 mo. USD Term SOFR + 4.500%)
632,269	9.835		02/15/31	633,255
Brand Industrial Services, Inc. (3 mo. USD Term SOFR + 4.500%)
897,500	9.827		08/01/30	897,392
KKR Apple Bidco LLC (1 mo. USD Term SOFR + 2.750%)
243,750	8.208		09/22/28	243,940
Service Logic Acquisition, Inc. (1 mo. USD Term SOFR + 4.000%)–(3 mo. USD Term SOFR + 4.000%)
849,252	9.458–9.514		10/29/27	852,972
Tutor Perini Corp. (1 mo. USD Term SOFR + 4.750%)
757,048	10.208		08/18/27	757,048
USIC Holdings, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,869,872	9.096		05/12/28	1,809,101
(3 mo. USD Term SOFR + 6.500%)
1,592,092	12.096		05/14/29	1,515,147

				10,035,599

Entertainment – 0.7%
Caesars Entertainment, Inc. (g)
(3 mo. USD Term SOFR + 2.750%)
670,666	8.097		02/06/30	672,343
(3 mo. USD Term SOFR + 2.750%)
3,216,937	8.097		02/06/31	3,219,801
Churchill Downs, Inc. (1 mo. USD Term SOFR + 2.000%)
33,311	7.444	(g)	03/17/28	33,353
Delta 2 (LUX) SARL (3 mo. USD Term SOFR + 2.250%)
600,000	7.585	(g)	01/15/30	601,998

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Entertainment – (continued)
East Valley Tourist Development Authority (1 mo. USD Term SOFR + 7.500%)
$1,059,869	12.958	%(g)(h)	11/23/26	$ 1,038,671
ECL Entertainment LLC (1 mo. USD Term SOFR + 4.000%)
1,086,275	9.344	(g)	08/31/30	1,088,991
Great Canadian Gaming Corp. (3 mo. USD Term SOFR + 4.000%)
536,727	9.609	(g)	11/01/26	539,142
Ontario Gaming GTA LP (3 mo. USD Term SOFR + 4.250%)
642,137	9.585	(g)	08/01/30	644,044
OVG Business Services, LLC
425,000	0.000	(l)	06/25/31	424,736
SeaWorld Parks & Entertainment, Inc. (1 mo. USD Term SOFR + 2.500%)
1,496,241	7.844	(g)	08/25/28	1,494,370
UFC Holdings LLC (3 mo. USD Term SOFR + 2.750%)
938,409	8.291	(g)	04/29/26	940,361
William Morris Endeavor Entertainment LLC (1 mo. USD Term SOFR + 2.750%)
1,122,467	8.208	(g)	05/18/25	1,123,309

				11,821,119

Environmental(g) – 0.3%
Filtration Group Corp. (1 mo. USD Term SOFR + 3.500%)
4,085,722	8.958		10/21/28	4,106,722
WIN Waste Innovations Holdings, Inc. (1 mo. USD Term SOFR + 2.750%)
401,020	8.208		03/24/28	373,101

				4,479,823

Food & Drug Retailing – 0.5%
8th Avenue Food & Provisions, Inc.
(1 mo. USD Term SOFR + 7.750%)
280,000	13.208	(g)	10/01/26	247,887
(1 mo. USD Term SOFR + 3.750%)
3,635,317	9.208		10/01/25	3,428,104
(1 mo. USD Term SOFR + 4.750%)
496,499	10.208	(g)	10/01/25	466,709
B&G Foods, Inc.
500,000	0.000	(l)	10/10/29	494,845
Chobani LLC (1 mo. USD Term SOFR + 3.250%)
578,497	8.708	(g)	10/25/27	580,152
Fiesta Purchaser, Inc. (1 mo. USD Term SOFR + 4.000%)
625,000	9.344	(g)	02/12/31	628,338
Nomad Foods U.S. LLC (3 mo. USD Term SOFR + 2.500%)
643,448	7.813	(g)	11/12/29	644,020
Quirch Foods Holdings LLC (3 mo. USD Term SOFR + 5.000%)
648,072	10.637	(g)	10/27/27	614,048
Solina Bidco (3 mo. USD Term SOFR + 3.750%)
655,000	9.093	(g)	03/07/29	657,456
U.S. Foods, Inc. (1 mo. USD Term SOFR + 2.000%)
62,872	7.458	(g)	09/13/26	63,021

				7,824,580

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Food Service(g) – 0.0%
Aramark Services, Inc. (1 mo. USD Term SOFR + 2.000%)
$723,174	7.344%		06/22/30	$ 724,259

Health Care Products – 1.1%
Agiliti Health, Inc. (3 mo. USD Term SOFR + 3.000%)
791,756	8.332	(g)	05/01/30	785,327
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 3.250%)
1,376,119	8.695		05/10/27	1,349,807
(1 mo. USD Term SOFR + 4.000%)
2,489,662	9.344	(g)	09/29/28	2,470,990
Carestream Health, Inc. (3 mo. USD Term SOFR + 7.500%)
1,238,761	12.935	(g)	09/30/27	1,096,613
Confluent Medical Technologies, Inc. (3 mo. USD Term SOFR + 3.750%)
1,057,659	9.085	(g)	02/16/29	1,058,981
Curia Global, Inc. (1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%)
1,804,893	9.102–9.194	(g)	08/30/26	1,706,851
ICU Medical, Inc. (3 mo. USD Term SOFR + 2.500%)
507,070	7.985	(g)	01/08/29	506,943
Lifescan Global Corp. (3 mo. USD Term SOFR + 6.500%)
3,034,432	11.926	(g)	12/31/26	1,263,082
Maravai Intermediate Holdings LLC (3 mo. USD Term SOFR + 3.000%)
935,204	8.280	(g)	10/19/27	928,190
Medline Borrower LP (1 mo. USD Term SOFR + 2.500%)
5,075,024	8.094	(g)	10/23/28	5,089,945
Resonetics, LLC
825,000	0.000	(l)	06/18/31	828,094
Viant Medical Holdings, Inc. (1 mo. USD Term SOFR + 3.750%)
617,811	9.208	(g)	07/02/25	611,893
Vyaire Medical, Inc. (3 mo. U.S. (Fed) Prime Rate + 3.750%)
363,906	12.250	(g)	04/16/25	212,521

				17,909,237

Health Care Services – 0.9%
Cambrex Corp. (1 mo. USD Term SOFR + 3.500%)
1,087,398	8.944	(g)	12/04/26	1,073,219
Catalent Pharma Solutions, Inc. (1 mo. USD Term SOFR + 3.000%)
413,962	8.345	(g)	02/22/28	415,515
Charlotte Buyer, Inc. (1 mo. USD Term SOFR + 4.750%)
730,957	10.076	(g)	02/11/28	734,458
Da Vinci Purchaser Corp. (1 mo. USD Term SOFR + 3.500%)
950,559	8.844	(g)	01/08/27	951,519
Electron BidCo, Inc. (1 mo. USD Term SOFR + 3.000%)
511,508	8.458	(g)	11/01/28	512,859
eResearchTechnology, Inc. (1 mo. USD Term SOFR + 4.000%)
1,308,404	9.344	(g)	02/04/27	1,314,763
Global Medical Response, Inc. (3 mo. USD Term SOFR + 5.500%)
1,045,984	10.848	(g)	10/31/28	1,019,834
Heartland Dental LLC (1 mo. USD Term SOFR + 4.500%)
621,875	9.844	(g)	04/28/28	620,675

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Health Care Services – (continued)
HomeVi SAS
EUR	500,000	0.000	%(l)	10/31/26	$ 528,500
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 4.000%)
	$92,732	9.329	(g)	05/17/31	92,964
(3 mo. USD Term SOFR + 4.750%)
	725,001	10.054	(g)	11/16/28	728,379
MDVIP, Inc. (1 mo. USD Term SOFR + 3.250%)
	920,715	8.579	(g)	10/16/28	920,448
Pluto Acquisition I, Inc.
(3 mo. USD Term SOFR + 4.000%)
	880,098	9.328	(g)	09/20/28	745,883
(3 mo. USD Term SOFR + 5.500%)
	238,343	10.947	(g)	06/20/28	238,939
Precision Medicine Group LLC (3 mo. USD Term SOFR + 3.000%)
	796,653	8.435	(g)	11/18/27	793,912
Radnet Management, Inc. (3 mo. USD Term SOFR + 2.500%)
	840,000	7.779	(g)	04/18/31	842,730
Select Medical Corp. (1 mo. USD Term SOFR + 3.000%)
	119,625	8.344	(g)	03/06/27	119,475
Surgery Center Holdings, Inc. (1 mo. USD Term SOFR + 2.750%)
	1,108,268	8.095	(g)	12/19/30	1,110,540
Team Health Holdings, Inc. (1 mo. USD Term SOFR + 5.250%)–(3 mo. USD Term SOFR + 5.250%)
	2,983,915	10.502–10.594	(g)	03/02/27	2,793,213

					15,557,825

Holding Companies-Diversified(g) – 0.0%
Belfor Holdings, Inc. (1 mo. USD Term SOFR + 3.750%)
	711,946	9.094		11/01/30	714,616

Home Furnishings(g) – 0.1%
AI Aqua Merger Sub, Inc. (1 mo. USD Term SOFR + 3.500%)
	859,379	8.843		07/31/28	861,649
Weber-Stephen Products LLC (1 mo. USD Term SOFR + 3.250%)
	189,400	8.708		10/30/27	174,704

					1,036,353

Housewares(g) – 0.0%
Solis IV BV (3 mo. USD Term SOFR + 3.500%)
	330,713	8.836		02/26/29	326,853

Insurance – 2.3%
Acrisure LLC
(3 mo. USD Term SOFR + 3.000%)
	4,029,664	8.344	(g)	02/15/27	4,023,257
(3 mo. USD Term SOFR + 3.250%)
	463,838	8.594	(g)	11/06/30	463,132
Alliant Holdings Intermediate LLC (1 mo. USD Term SOFR + 3.500%)
	1,994,975	8.845	(g)	11/06/30	2,003,035
AmWINS Group, Inc. (1 mo. USD Term SOFR + 2.250%)
	680,103	7.708	(g)	02/19/28	681,076

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Insurance – (continued)
AssuredPartners, Inc. (1 mo. USD Term SOFR + 3.500%)
$5,555,077	8.844	%(g)	02/14/31	$ 5,572,465
Asurion LLC(g)
(1 mo. USD Term SOFR + 5.250%)
276,000	10.708	(g)	01/20/29	252,841
(1 mo. USD Term SOFR + 3.250%)
190,529	8.708		12/23/26	189,706
(1 mo. USD Term SOFR + 3.250%)
372,560	8.708		07/31/27	368,764
Broadstreet Partners, Inc. (1 mo. USD Term SOFR + 3.250%)
3,068,668	8.594	(g)	06/14/31	3,072,842
Cross Financial Corp. (1 mo. USD Term SOFR + 3.500%)
353,207	8.844	(g)	09/15/27	354,531
Howden Group Holdings Ltd.
(1 mo. USD Term SOFR + 3.500%)
339,463	8.844	(g)	02/15/31	339,958
(3 mo. USD Term SOFR + 4.000%)
3,940,165	9.252		04/18/30	3,942,647
HUB International Ltd. (3 mo. USD Term SOFR + 3.250%)
3,834,917	8.532–8.567	(g)	06/20/30	3,838,752
IMA Financial Group, Inc. (1 mo. USD Term SOFR + 3.250%)
3,119,275	8.594	(g)	11/01/28	3,115,376
OneDigital Borrower LLC (1 mo. USD Term SOFR + 3.250%)
500,000	8.594	(g)	07/02/31	497,880
Ryan Specialty Group LLC (1 mo. USD Term SOFR + 2.750%)
497,416	8.094	(g)	09/01/27	498,660
Sedgwick Claims Management Services, Inc. (3 mo. USD Term SOFR + 3.000%)
844,408	8.252	(g)	02/24/28	845,463
Truist Insurance Holdings LLC (3 mo. USD Term SOFR + 4.750%)
4,463,304	10.085	(g)	05/06/32	4,579,662
USI, Inc.
500,000	0.000	(l)	11/22/29	500,800
(3 mo. USD Term SOFR + 2.750%)
3,491,250	8.085	(g)	09/27/30	3,495,614

				38,636,461

Internet(g) – 0.4%
CNT Holdings I Corp. (3 mo. USD Term SOFR + 3.500%)
3,683,831	8.752		11/08/27	3,696,798
MH Sub I LLC (1 mo. USD Term SOFR + 4.250%)
308,000	9.594		05/03/28	307,200
Polaris Purchaser, Inc. (3 mo. USD Term SOFR + 4.500%)
500,000	9.835		03/03/31	500,000
Proofpoint, Inc. (1 mo. USD Term SOFR + 3.000%)
436,538	8.344		08/31/28	437,729
PUG LLC (1 mo. USD Term SOFR + 4.750%)
2,081,269	10.094		03/15/30	2,078,667

				7,020,394

Investment Companies – 0.2%
AAL Delaware Holdco, Inc.
1,500,000	0.000	(l)	07/30/31	1,507,500

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Investment Companies – (continued)
BEP Intermediate Holdco LLC (1 mo. USD Term SOFR + 3.750%)
	$714,000	9.094	%(g)	04/25/31	$ 715,785
CHPPR Midco Inc. (3 mo. USD Term SOFR + 9.000%)
	847,615	14.445	(g)(h)	12/31/29	847,616
Wec U.S. Holdings Ltd. (1 mo. USD Term SOFR + 2.750%)
	798,715	8.094	(g)	01/27/31	800,232

					3,871,133

Leisure Time – 0.8%
Alterra Mountain Co.
	130,000	0.000	(l)	05/31/30	130,705
(1 mo. USD Term SOFR + 3.250%)
	1,864,991	8.594		08/17/28	1,870,828
(1 mo. USD Term SOFR + 3.500%)
	3,715,715	8.844	(g)	05/31/30	3,735,855
Bulldog Purchaser Inc. (3 mo. USD Term SOFR + 4.250%)
	454,548	9.589	(g)	06/27/31	456,444
ClubCorp Holdings, Inc. (3 mo. USD Term SOFR + 5.262%)
	5,145,060	10.596		09/18/26	5,174,026
Life Time Fitness, Inc. (3 mo. USD Term SOFR + 3.000%)
	357,868	9.514	(g)	01/15/26	359,016
Recess Holdings, Inc. (3 mo. USD Term SOFR + 4.500%)
	1,017,950	9.752	(g)	02/20/30	1,023,803

					12,750,677

Lodging(g) – 0.2%
Awaze Ltd. (6 mo. USD Term SOFR + 5.000%)
EUR	472,973	8.634		05/09/28	511,235
Four Seasons Hotels Ltd. (1 mo. USD Term SOFR + 2.000%)
	$322,544	7.344		11/30/29	323,512
Station Casinos LLC (1 mo. USD Term SOFR + 2.250%)
	1,421,437	7.594		03/14/31	1,422,646
Wyndham Hotels & Resorts, Inc. (1 mo. USD Term SOFR + 1.750%)
	199,971	7.094		05/24/30	199,938

					2,457,331

Machinery-Diversified – 1.3%
CD&R Hydra Buyer, Inc. (1 mo. USD Term SOFR + 4.000%)
	3,301,725	9.444	(g)	03/25/31	3,312,720
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
	1,130,629	7.825	(g)	03/15/30	1,134,168
(3 mo. USD Term SOFR + 3.250%)
	456,742	7.825	(g)	03/15/30	458,171
Eagle Parent Corp. (3 mo. USD Term SOFR + 4.250%)
	159,186	9.585	(g)	04/02/29	153,606
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
	621,811	9.346	(g)	05/19/28	624,243
(3 mo. USD Term SOFR + 6.500%)
	1,325,000	12.096	(g)	05/21/29	1,328,313

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Machinery-Diversified – (continued)
INNIO Group Holding GmbH (3 mo. USD Term SOFR + 3.250%)
$299,405	8.536	%(g)	11/02/28	$ 300,902
Pro Mach Group, Inc. (1 mo. USD Term SOFR + 3.500%)
2,743,125	8.844	(g)	08/31/28	2,747,322
Project Castle, Inc. (3 mo. USD Term SOFR + 5.500%)
894,440	10.832–10.835	(g)	06/01/29	791,580
SPX Flow, Inc. (1 mo. USD Term SOFR + 3.500%)
2,192,456	8.844	(g)	04/05/29	2,206,619
Star U.S. Bidco LLC (1 mo. USD Term SOFR + 4.250%)
2,246,267	9.694	(g)	03/17/27	2,252,579
Titan Acquisition Ltd. (6 mo. USD Term SOFR + 5.000%)
3,017,087	10.326		02/15/29	3,021,793
TK Elevator U.S. Newco, Inc. (6 mo. USD Term SOFR + 3.500%)
3,036,847	8.588	(g)	04/30/30	3,051,545
Victory Buyer LLC (3 mo. USD Term SOFR + 3.750%)
832,466	9.343	(g)	11/19/28	795,305

				22,178,866

Media–0.4%
Diamond Sports Group LLC (Fixed + 5.000%)
163,282	5.000	(g)	12/02/24	216,553
EW Scripps Co.
77,344	0.000	(l)	01/07/28	68,664
(1 mo. USD Term SOFR + 2.563%)
87,869	8.021	(g)	05/01/26	84,727
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
80,000	8.458	(g)	12/01/28	73,763
(1 mo. USD Term SOFR + 5.250%)
265,000	10.593	(g)	06/04/29	256,830
NEP Group, Inc.(g)
(1 mo. USD Term SOFR + 1.500%)
156,493	9.458		08/19/26	147,104
(1 mo. USD Term SOFR + 1.500%)
1,890,405	8.708		08/19/26	1,774,032
Simon & Schuster, Inc. (3 mo. USD Term SOFR + 4.000%)
1,120,746	9.255	(g)	10/30/30	1,125,655
Sinclair Television Group, Inc. (3 mo. USD Term SOFR + 2.500%)
399,796	8.014	(g)	09/30/26	377,975
United Talent Agency LLC (1 mo. USD Term SOFR + 3.750%)
1,054,907	9.082	(g)	07/07/28	1,058,863
Virgin Media Bristol LLC (6 mo. USD Term SOFR + 3.250%)
775,000	8.656	(g)	03/31/31	737,761
WideOpenWest Finance LLC (3 mo. USD Term SOFR + 3.000%)
338,265	8.335	(g)	12/20/28	289,599

				6,211,526

Metal Fabricate & Hardware(g) – 0.2%
Crosby U.S. Acquisition Corp. (1 mo. USD Term SOFR + 4.000%)
3,982,494	9.349		08/16/29	3,996,791

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Mining(g)(h) – 0.0%
Dominion Diamond (6 mo. USD Term SOFR + 10.000%)
$467,153	10.000%		06/30/26	$ 467,153

Miscellaneous Manufacturing – 0.2%
LTI Holdings, Inc.
1,500,000	0.000	(l)	07/19/29	1,485,945
Rohm Holding GmbH
744,647	0.000	(l)	01/31/29	700,899
Touchdown Acquirer, Inc.(g)
(3 mo. USD Term SOFR + 4.000%)
586,557	9.326		02/21/31	586,557
(3 mo. USD Term SOFR + 4.000%)
128,443	9.304		02/21/31	128,443

				2,901,844

Oil & Gas(g) – 0.1%
Gulf Finance LLC (1 mo. USD Term SOFR + 6.250%)
1,214,230	11.691–11.958		08/25/26	1,216,756

Oil Field Services(l) – 0.0%
BANGL LLC
290,000	0.000		02/01/29	291,995

Packaging – 1.4%
Anchor Packaging, Inc. (1 mo. USD Term SOFR + 3.750%)
653,832	9.094	(g)	07/18/29	654,414
Berlin Packaging LLC
600,000	0.000	(l)	06/09/31	602,250
Brook and Whittle Holding Corp. (3 mo. USD Term SOFR + 4.000%)
958,084	9.497	(g)	12/14/28	863,924
Charter NEX U.S., Inc. (1 mo. USD Term SOFR + 3.250%)
2,719,339	8.597	(g)	12/01/27	2,730,679
Charter NEX US, Inc.
1,500,000	0.000	(l)	12/01/27	1,506,874
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
3,342,076	10.447		10/29/28	3,230,918
Pregis TopCo Corp.(g)
(1 mo. USD Term SOFR + 4.000%)
3,485,140	9.344		07/31/26	3,498,209
(1 mo. USD Term SOFR + 4.000%)
248,721	9.458		07/31/26	249,965
Pretium Packaging LLC
(3 mo. USD Term SOFR + 5.000%)
1,507,262	10.962		10/02/28	1,537,950
(3 mo. USD Term SOFR + 4.600%)
2,840,432	10.743	(g)	10/02/28	2,362,302
Proampac PG Borrower LLC (3 mo. USD Term SOFR + 4.000%)
3,117,377	9.301–9.322	(g)	09/15/28	3,125,170
Trident TPI Holdings, Inc. (3 mo. USD Term SOFR + 4.000%)
3,197,779	9.341		09/15/28	3,213,608

				23,576,263

Pharmaceuticals – 1.1%
Curium BidCo SARL (3 mo. USD Term SOFR + 4.000%)
1,619,994	9.335	(g)	07/31/29	1,625,064

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Pharmaceuticals – (continued)
Gainwell Acquisition Corp.
(3 mo. USD Term SOFR + 8.000%)
$750,000	13.414	%(g)(h)	10/02/28	$ 682,500
(3 mo. USD Term SOFR + 4.000%)
1,394,204	9.435		10/01/27	1,237,356
Grifols Worldwide Operations USA, Inc. (3 mo. USD Term SOFR + 2.000%)
422,144	7.402	(g)	11/15/27	409,783
Lannett Co., Inc. (3 mo. USD LIBOR + 2.000%)
399,648	2.000	(g)(h)	06/16/30	399,648
MI Opco Holdings, Inc. (1 mo. USD Term SOFR + 5.750%)
89,291	12.694	(g)	03/31/28	84,157
Midwest Veterinary Partners LLC (1 mo. USD Term SOFR + 3.750%)
2,871,316	9.076	(g)	04/27/28	2,876,341
Option Care Health, Inc. (1 mo. USD Term SOFR + 2.250%)
648,337	7.594	(g)	10/27/28	651,579
Packaging Coordinators Midco, Inc. (3 mo. USD Term SOFR + 3.250%)
3,411,443	8.585		11/30/27	3,422,326
Pathway Vet Alliance LLC (1 mo. USD Term SOFR + 3.750%)
2,279,855	9.208	(g)	03/31/27	1,784,625
Sharp Services LLC (3 mo. USD Term SOFR + 3.750%)
970,722	9.085	(g)	12/31/28	975,576
Southern Veterinary Partners LLC (1 mo. USD Term SOFR + 3.750%)
3,566,630	9.094	(g)	10/05/27	3,585,034

				17,733,989

Pipelines – 0.6%
BIP PipeCo Holdings LLC (3 mo. USD Term SOFR + 2.500%)
490,000	8.616	(g)	12/06/30	490,245
Brazos Delaware II LLC (1 mo. USD Term SOFR + 3.500%)
790,877	8.850	(g)	02/11/30	794,831
CQP Holdco LP (3 mo. USD Term SOFR + 2.250%)
413,962	7.585	(g)	12/31/30	414,621
Epic Y-Grade Services LP
1,400,000	0.000	(l)	06/29/29	1,399,342
Freeport LNG Investments LLLP (3 mo. USD Term SOFR + 3.000%)
1,194,988	8.544	(g)	11/16/26	1,187,759
GIP Pilot Acquisition Partners LP (3 mo. USD Term SOFR + 2.500%)
1,217,208	7.818		10/04/30	1,221,772
ITT Holdings LLC (1 mo. USD Term SOFR + 3.000%)
347,379	8.444	(g)	10/11/30	348,467
M6 ETX Holdings II Midco LLC (1 mo. USD Term SOFR + 4.500%)
510,595	9.944	(g)	09/19/29	513,423
Medallion Midland Acquisition LLC (3 mo. USD Term SOFR + 3.500%)
497,500	8.844	(g)	10/18/28	499,366
Prairie ECI Acquiror LP (1 mo. USD Term SOFR + 4.750%)
979,926	10.094	(g)	08/01/29	979,436

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Pipelines – (continued)
TransMontaigne Operating Co. LP (1 mo. USD Term SOFR + 3.500%)
$648,338	8.958–8.958	%(g)	11/17/28	$ 651,073
Traverse Midstream Partners LLC (3 mo. USD Term SOFR + 3.500%)
2,245,525	8.752	(g)	02/16/28	2,248,332

				10,748,667

Real Estate(g) – 0.2%
CoreLogic, Inc. (1 mo. USD Term SOFR + 3.500%)
3,241,667	8.958		06/02/28	3,186,980
Cushman & Wakefield U.S. Borrower LLC (1 mo. USD Term SOFR + 2.750%)
27,209	8.208		08/21/25	27,200
Forest City Enterprises LP (1 mo. USD Term SOFR + 3.500%)
784,680	8.962		12/08/25	733,370

				3,947,550

Retailing(g) – 0.5%
Gulfside Supply Inc (3 mo. USD Term SOFR + 3.000%)
305,000	8.286	(h)	06/17/31	305,763
IRB Holding Corp. (1 mo. USD Term SOFR + 2.750%)
814,334	8.194		12/15/27	814,586
Johnstone Supply LLC (1 mo. USD Term SOFR + 3.000%)
1,308,461	8.332		06/07/31	1,311,078
Kodiak Building Partners, Inc. (3 mo. USD Term SOFR + 3.750%)
393,601	9.085		03/12/28	394,259
LBM Acquisition LLC (3 mo. USD Term SOFR + 3.750%)
738,250	9.182		06/06/31	710,750
Les Schwab Tire Centers (1 mo. USD Term SOFR + 3.000%)
1,067,172	8.344		04/23/31	1,067,172
Specialty Building Products Holdings LLC (1 mo. USD Term SOFR + 3.750%)
495,051	9.194		10/15/28	493,051
Whatabrands LLC (1 mo. USD Term SOFR + 2.750%)
2,956,376	8.094		08/03/28	2,958,061

				8,054,720

Semiconductors(g) – 0.0%
Ultra Clean Holdings, Inc (1 mo. USD Term SOFR + 3.500%)
565,259	8.844		02/28/28	568,323

Software – 3.5%
Applied Systems, Inc.
(3 mo. USD Term SOFR + 3.500%)
613,455	8.835	(g)	02/24/31	616,277
(3 mo. USD Term SOFR + 5.250%)
4,975,000	10.585		02/23/32	5,152,259
AppLovin Corp. (1 mo. USD Term SOFR + 2.500%)
364,088	7.844	(g)	08/16/30	364,743
Avaya, Inc. (1 mo. USD Term SOFR + 7.500%)
2,186,618	12.849	(g)	08/01/28	1,966,863

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
Banff Merger Sub, Inc.
$580,926	0.000	%(l)	07/03/31	$ 580,926
(1 mo. USD Term SOFR + 4.250%)
1,080,926	9.597	(g)	12/29/28	1,075,511
Bracket Intermediate Holding Corp. (3 mo. USD Term SOFR + 5.000%)
878,696	10.435	(g)	05/08/28	883,089
CCC Intelligent Solutions, Inc. (1 mo. USD Term SOFR + 2.250%)
774,679	7.708	(g)	09/21/28	775,647
Central Parent, Inc. (3 mo. USD Term SOFR + 3.250%)
4,000,000	8.585	(g)	07/06/29	3,957,280
Cloud Software Group, Inc.
(2 mo. USD Term SOFR + 4.000%)–(3 mo. USD Term SOFR + 4.000%)
782,134	9.335	(g)	03/30/29	781,422
(3 mo. USD Term SOFR + 4.500%)
190,000	9.835	(g)	03/21/31	190,642
CommerceHub, Inc. (3 mo. USD Term SOFR + 4.000%)
219,526	9.477	(g)	12/29/27	201,141
Darktrace PLC(l)
500,000	0.000		07/02/31	493,125
250,000	0.000		07/02/32	247,500
Drake Software LLC (3 mo. USD Term SOFR + 4.250%)
1,400,000	9.595	(g)	06/26/31	1,365,000
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.750%)
1,371,562	8.097	(g)	01/18/29	1,374,141
Epicor Software Corp.
473,514	0.000	(g)	05/30/31	476,437
(1 mo. USD Term SOFR + 3.250%)
4,096,659	8.594	(g)	05/23/31	4,122,263
Flexera Software LLC (3 mo. USD Term SOFR + 3.500%)
461,434	8.826	(g)	03/03/28	462,818
Genesys Cloud Services Holdings II LLC (1 mo. USD Term SOFR + 3.500%)
993,362	8.844	(g)	12/01/27	998,438
Idera, Inc. (1 mo. USD Term SOFR + 3.500%)
278,876	8.843	(g)	03/02/28	276,893
Instructure Holdings, Inc. (3 mo. USD Term SOFR + 2.750%)
575,584	8.355	(g)	10/30/28	577,023
iSolved, Inc. (1 mo. USD Term SOFR + 3.500%)
1,063,787	8.844	(g)	10/15/30	1,067,117
Marcel LUX IV SARL (1 mo. USD Term SOFR + 4.000%)
1,023,438	9.310	(g)	11/11/30	1,029,199
Mavenir Systems, Inc. (3 mo. USD Term SOFR + 4.750%)
734,801	10.348	(g)	08/18/28	530,130
Mitchell International, Inc.
500,000	0.000	(l)	06/17/31	494,210
Mosel Bidco SE (3 mo. USD Term SOFR + 4.500%)
820,000	9.835	(g)	09/16/30	822,050
Motus LLC (3 mo. USD Term SOFR + 3.750%)
816,766	9.185	(g)	12/11/28	816,260
Open Text Corp. (1 mo. USD Term SOFR + 2.250%)
1,398,430	7.594	(g)	01/31/30	1,405,352
Particle Investments SARL (1 mo. USD Term SOFR + 4.000%)
288,054	9.344	(g)	03/28/31	289,494

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
PointClickCare Technologies, Inc. (3 mo. USD Term SOFR + 3.000%)
$1,070,039	8.335	%(g)	12/29/27	$ 1,074,052
Polaris Newco LLC (3 mo. USD Term SOFR + 4.000%)
4,597,417	9.514	(g)	06/02/28	4,602,659
Project Boost Purchaser, LLC(l)
2,508,633	0.000		07/16/31	2,513,173
1,250,000	0.000		07/02/32	1,271,875
Project Ruby Ultimate Parent Corp. (1 mo. USD Term SOFR + 3.500%)
498,750	8.958	(g)	03/10/28	499,997
Quartz Acquireco LLC (3 mo. USD Term SOFR + 2.750%)
610,411	8.085	(g)	06/28/30	612,321
Quest Software U.S. Holdings, Inc. (3 mo. USD Term SOFR + 4.250%)
1,151,303	9.652	(g)	02/01/29	851,078
Quickbase, Inc. (1 mo. USD Term SOFR + 4.000%)
382,984	9.344	(g)	10/02/28	382,747
RealPage, Inc.
(1 mo. USD Term SOFR + 6.500%)
545,000	11.958	(g)	04/23/29	515,221
(1 mo. USD Term SOFR + 3.000%)
200,000	8.458	(g)	04/24/28	194,708
Severin Acquisition LLC (3 mo. USD Term SOFR + 3.000%)
381,662	8.252	(g)	08/01/27	382,318
Sophia LP
(1 mo. USD Term SOFR + 8.000%)
1,416,667	13.444	(g)	10/09/28	1,416,667
(1 mo. USD Term SOFR + 3.500%)
3,326,167	8.944		10/09/29	3,349,451
SS&C Technologies, Inc. (1 mo. USD Term SOFR + 2.000%)
695,299	7.344	(g)	05/09/31	697,677
UKG, Inc. (3 mo. USD Term SOFR + 3.250%)
4,632,733	8.555	(g)	02/10/31	4,646,075
VS Buyer LLC (1 mo. USD Term SOFR + 3.250%)
560,000	8.579	(g)	04/11/31	561,753
Waystar Technologies, Inc. (1 mo. USD Term SOFR + 2.750%)
241,784	8.094	(g)	10/22/29	243,597
Zelis Payments Buyer, Inc. (1 mo. USD Term SOFR + 2.750%)
1,297,747	8.094	(g)	09/28/29	1,298,825

				58,507,444

Telecommunications – 0.4%
Altice France SA
(3 mo. USD LIBOR + 3.688%)
230,743	9.251	(g)	01/31/26	190,199
(3 mo. USD LIBOR + 4.000%)
212,186	9.584	(g)	08/14/26	169,749
(3 mo. USD Term SOFR + 5.500%)
342,341	10.801	(g)	08/15/28	260,522
Crown Subsea Communications Holding, Inc. (3 mo. USD Term SOFR + 4.750%)
500,000	9.252	(g)	01/30/31	502,625

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Telecommunications – (continued)
Delta TopCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
	$458,850	8.846	%(g)	11/30/29	$ 459,139
(1 mo. USD Term SOFR + 5.250%)
	231,000	10.596	(g)	11/30/29	233,657
Ensono LP (1 mo. USD Term SOFR + 4.000%)
	1,064,319	9.458	(g)	05/26/28	1,051,377
Iridium Satellite LLC (1 mo. USD Term SOFR + 2.250%)
	746,250	7.597	(g)	09/20/30	739,190
Level 3 Financing, Inc. (g)
(1 mo. USD Term SOFR + 6.560%)
	229,159	11.910		04/15/29	227,030
(1 mo. USD Term SOFR + 6.560%)
	230,841	11.910		04/15/30	227,884
Lumen Technologies, Inc. (g)
(1 mo. USD Term SOFR + 2.350%)
	55,865	7.814		04/15/29	41,620
(1 mo. USD Term SOFR + 2.350%)
	57,118	7.814		04/15/30	41,220
Numericable Group SA (3 mo. USD LIBOR + 2.750%)
	56,999	8.264	(g)	07/31/25	50,919
Nuuday AS (1 mo. EUR EURIBOR + 6.000%)
EUR	400,000	10.124	(g)	02/03/28	435,471
SBA Senior Finance II LLC (1 mo. USD Term SOFR + 2.000%)
	$230,732	7.344	(g)	01/25/31	231,020
Zayo Group Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
	1,225,000	8.458	(g)	03/09/27	1,092,872

					5,954,494

Transportation(g) – 0.2%
Genesee & Wyoming, Inc. (New) (3 mo. USD Term SOFR + 2.000%)
	805,000	7.335		04/10/31	805,032
Kenan Advantage Group, Inc. (1 mo. USD Term SOFR + 3.750%)
	1,241,833	9.094		01/25/29	1,242,455
LaserShip, Inc.
(3 mo. USD Term SOFR + 7.000%)
	248,750	12.335	(h)	09/29/27	218,900
(3 mo. USD Term SOFR + 4.500%)
	769,627	10.096		05/07/28	595,360

					2,861,747

TOTAL BANK LOANS (Cost $409,136,540)					$ 406,789,702

Shares	Description	Value

Common Stocks(e) – 0.3%
Chemicals(h) – 0.1%
80,232	Crnrch Dummy Eqt	$ 1,686,477

Commerical Services & Supplies(h) – 0.0%
1,565	Monitronics	—

Shares	Description	Value

Common Stocks(e) – (continued)
Diversified Consumer Services – 0.0%
7,679	Premier Brands Group Holding	$ 9,599

Energy Equipment & Services – 0.0%
17,933	Parker Drilling Co.	219,679

Financial Services(h) – 0.0%
240	Voyager Aviation Holdings LLC	—

Health Care Equipment & Supplies – 0.0%
47,389	Envision Parent, Inc.	491,661

Health Care Providers & Services – 0.0%
4,117	Air Methods Corp.	107,738

Metals & Mining – 0.0%
627	Arctic Canadian Diamond Co. Ltd.(h)	115,222
1,239,530	Burgundy Diamond Mines Ltd.(i)	133,747
1,229,764	Tacora Resources, Inc.(h)	—

		248,969

Pharmaceuticals – 0.0%
6,203	Endo, Inc.	175,235
65,267	Lannett Co., Inc.(h)	140,324

		315,559

Professional Services – 0.0%
61,506	Avaya Holdings Corp.(i)	419,040
865	Skillsoft Corp.	14,878

		433,918

Real Estate Management & Development(h) – 0.1%
48,279	Wework, Inc.	569,209

Semiconductors & Semiconductor Equipment – 0.0%
7,767	Bright Bidco BV Class 1145	5,049
10,610	Bright Bidco BV Class 4a2	6,896

		11,945

Specialty Retail(h) – 0.1%
7,504	GTRC Reorg Equity	913,312

Wireless Telecommunication Services – 0.0%
5,606	IQOR US, Inc.	12,967
14,518	Windstream Corp.	192,363

		205,330

TOTAL COMMON STOCKS (Cost $8,652,376)		$ 5,213,396

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(g) – 0.1%
Collateralized Loan Obligations – 0.1%
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
$250,000	12.265%	01/25/36	$ 259,117
Carlyle U.S. CLO Ltd. Series 2021-4A, Class E (3 mo. USD Term SOFR + 6.862%)
250,000	12.144	04/20/34	252,046
OHA Credit Funding 11 Ltd. Series 2022-11A, Class E (3 mo. USD Term SOFR + 7.250%)
250,000	12.530	07/19/33	253,046
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (3 mo. USD Term SOFR + 3.300%)
250,000	8.613	04/20/37	253,615
Palmer Square CLO Ltd. Series 2015-2A, Class DR2 (3 mo. USD Term SOFR + 6.012%)
250,000	11.294	07/20/30	250,391

			1,268,215

TOTAL ASSET-BACKED SECURITIES (Cost $1,233,038)			$ 1,268,215

Units	Expiration Date	Value

Warrants(e) – 0.0%
Avation PLC
20,510	10/31/26	$ 7,251
Guitar Center, Inc.(h)
3,972	12/31/99	141,630
Intelsat SA
1	02/17/27	2

TOTAL WARRANTS (Cost $379,841)		$ 148,883

Shares	Dividend Rate	Value

Preferred Stocks(e)(h) – 0.0%
Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$ —

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	9,586

TOTAL PREFERRED STOCKS (Cost $84,145)		$ 9,586

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes
$8,706,800	4.375%	05/15/34	$ 8,931,272
(Cost $8,784,650)

Shares	Description	Value

Exchange Traded Funds – 0.3%
66,596	iShares iBoxx $ High Yield Corporate Bond ETF	$ 5,230,450
(Cost $5,004,167)

Shares	Dividend Rate	Value

Investment Company(m) – 7.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
127,977,169	5.220%	$ 127,977,169
(Cost $ 127,977,169)

TOTAL INVESTMENTS – 100.8% (Cost $ 1,702,584,198)		$1,689,342,892

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(12,641,977)

NET ASSETS – 100.0%		$1,676,700,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2024.

(e)	Security is currently in default and/or non-income producing.

(f)	Pay-in-kind securities.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2024.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

(i)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $590,926, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2024. See additional details below:

Restricted Security	Acquisition Date	Cost
Avaya Holdings Corp.	05/01/23	$132,475
Avaya Holdings Corp.	05/01/23	668,883
Burgundy Diamond Mines Ltd.	06/30/23	207,714
Chesapeake Energy Corp.	12/06/19	42,991
Chesapeake Energy Corp.	06/21/19	316,924
Endo Design LLC	04/23/24	—
Endo Design LLC	11/06/23	—
Entorian Technologies, Inc.	04/23/24	—
Neiman Marcus Group Ltd. LLC	04/23/18	605,000

(j)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $715,134, which represents approximately 0% of the Fund’s net assets as of July 31, 2024.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Enviva Partners LP/Fin C, due 06/30/27	$ 780	$ 749	$5
Enviva Partners LP/Fin C, due 12/13/24	136,355	130,654	2,036
Epicor Software Corp., due 05/30/31	7,141	7,222	45

TOTAL	$ 144,276	$ 138,625	$2,086

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	CNH	55,469,978	USD	7,677,385	09/19/24	$32,200
	COP	2,637,350,000	USD	633,205	09/18/24	13,297
	CZK	18,988,971	USD	803,500	09/18/24	6,228
	HUF	499,080,000	USD	1,361,016	09/18/24	7,685
	PLN	53,280,000	USD	13,126,822	09/18/24	307,471
	RON	33,410,000	USD	7,219,761	09/18/24	43,713
	SGD	390,000	USD	291,095	09/18/24	1,378
	THB	145,515,000	USD	4,015,899	09/18/24	82,503
	TRY	270,109,472	USD	7,414,356	09/18/24	304,007
	TRY	56,055,000	USD	1,424,324	10/15/24	131,009
	TRY	252,029,755	USD	6,189,500	10/28/24	702,161
	TRY	118,859,100	USD	2,683,000	03/03/25	174,049
	TRY	34,000,000	USD	742,618	06/18/25	1,231
	USD	250,265	AUD	379,000	09/12/24	2,142
	USD	2,047,037	BRL	11,505,971	09/04/24	20,108
	USD	2,793,753	COP	11,220,800,000	09/18/24	43,163
	USD	3,952,130	CZK	91,560,000	09/18/24	47,828
	USD	4,614,901	EUR	4,220,549	09/10/24	38,331
	USD	2,107,614	MXN	39,280,000	09/18/24	15,364
	USD	1,409,293	PLN	5,542,475	09/18/24	11,785
	USD	3,285,200	ZAR	59,251,867	08/15/24	36,355
	ZAR	11,790,000	USD	638,927	09/18/24	5,951
BNP Paribas SA	CLP	3,541,697,850	USD	3,740,703	10/23/24	16,731
	EUR	4,220,549	USD	4,550,480	09/10/24	26,089
	PLN	17,130,724	USD	4,250,800	12/17/24	59,122
	TRY	88,072,673	USD	1,835,096	03/03/25	281,930
	USD	7,873,893	CZK	182,613,739	12/17/24	58,338
	USD	4,399,100	PLN	17,341,692	12/17/24	36,101
BofA Securities LLC	CZK	18,902,006	USD	804,900	09/18/24	1,120
	PLN	13,167,572	USD	3,259,300	12/17/24	53,531
	THB	275,405,022	USD	7,601,574	10/10/24	168,644
	TRY	59,044,380	USD	1,500,000	09/18/24	187,190
	USD	1,687,132	MXN	31,038,165	09/17/24	33,636
Citibank NA	CNH	1,930,000	USD	268,098	09/19/24	146
	EUR	1,186,892	USD	1,287,251	10/17/24	2,071
	THB	41,470,000	USD	1,161,657	09/18/24	6,337
	USD	1,093,573	CAD	1,486,198	10/17/24	14,675
	USD	231,000	EUR	211,432	10/17/24	1,321
HSBC Bank PLC	CLP	210,000,000	USD	221,739	09/23/24	1,136
	EUR	1,360,000	USD	1,466,368	09/18/24	8,890
	IDR	204,423,017,315	USD	12,465,609	09/18/24	102,050
	MXN	4,010,000	USD	211,562	09/18/24	2,031
	PLN	1,530,000	USD	379,829	09/18/24	5,953
	RON	980,000	USD	211,871	09/18/24	1,185
	SGD	350,000	USD	258,628	09/18/24	3,848
	THB	19,580,000	USD	536,787	09/18/24	14,680
	TRY	20,000,000	USD	586,835	08/02/24	15,824
	TRY	79,000,000	USD	2,023,922	12/18/24	21,211
	TRY	70,000,000	USD	1,652,619	03/19/25	4,410
	TWD	8,350,000	USD	255,976	09/18/24	576
	USD	4,715,902	BRL	25,670,000	09/04/24	193,795
	USD	1,218,186	CLP	1,120,000,000	09/23/24	29,521
	USD	189,128	CZK	4,430,000	09/18/24	224
	USD	3,346,545	EGP	164,650,000	09/18/24	22,310
	USD	5,775,149	MXN	104,255,000	09/18/24	222,005
	USD	4,917,139	PLN	19,367,525	09/18/24	33,712
	USD	863,883	TRY	35,890,000	03/19/25	14,300
	USD	2,083,922	ZAR	37,760,000	09/18/24	18,562
	ZAR	4,410,000	USD	238,877	09/18/24	2,337
JPMorgan Securities, Inc.	TRY	160,670,600	USD	4,540,000	08/12/24	245,791
	TRY	73,770,400	USD	2,020,000	09/18/24	87,985
	TRY	106,426,676	USD	2,682,800	10/28/24	227,398
	TRY	50,927,692	USD	1,071,711	03/03/25	152,452
	USD	6,539,100	CZK	149,067,553	12/17/24	159,264
	USD	1,781,524	EGP	88,357,360	12/11/24	48,166
	USD	5,600,000	PLN	21,988,400	12/17/24	67,935
MS & Co. Int. PLC	MYR	12,398,611	USD	2,648,710	09/20/24	64,631
	PLN	4,890,044	USD	1,207,400	09/18/24	25,601
	TRY	51,124,770	USD	1,402,600	09/18/24	58,288
	TRY	93,341,017	USD	2,456,700	10/28/24	95,676

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	2,800,000	EUR	2,559,649	08/15/24	$27,808
	USD	1,475,000	GBP	1,137,524	08/15/24	12,434
Standard Chartered Bank	CLP	795,600,000	USD	841,607	09/23/24	2,771
	COP	15,402,250,000	USD	3,655,519	09/18/24	120,081
	MYR	20,390,000	USD	4,381,110	09/18/24	80,694
	SGD	11,110,000	USD	8,244,402	09/18/24	87,319
	THB	83,015,000	USD	2,301,982	09/18/24	36,120
	TRY	11,000,000	USD	281,665	12/18/24	3,101
	USD	11,578,254	CZK	267,100,000	09/18/24	188,573
	USD	4,182,771	MXN	76,435,000	09/18/24	111,460

TOTAL						$5,597,049

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	BRL	11,056,941	USD	1,960,600	08/05/24	$(6,870)
	CLP	767,580,000	USD	820,941	09/23/24	(6,302)
	COP	15,311,760,000	USD	3,792,431	09/18/24	(39,012)
	EUR	26,365,000	USD	28,811,118	10/31/24	(151,390)
	HUF	1,392,351,750	USD	3,864,207	09/18/24	(45,754)
	MXN	50,212,710	USD	2,756,683	10/11/24	(92,022)
	PLN	17,490,000	USD	4,439,949	09/18/24	(29,931)
	THB	630,014,927	USD	17,719,447	08/23/24	(10,178)
	USD	165,280	CNH	1,200,000	09/19/24	(1,504)
	USD	5,926,769	COP	24,953,648,751	09/18/24	(190,193)
	USD	692,579	CZK	16,270,000	09/18/24	(1,206)
	USD	2,134,981	EUR	1,970,000	09/18/24	(1,973)
	USD	2,132,092	HUF	788,060,000	09/18/24	(29,122)
	USD	2,858,381	PHP	168,270,000	09/18/24	(22,600)
	USD	17,443,400	THB	630,014,927	08/23/24	(265,868)
	USD	3,161,468	TRY	111,830,000	09/18/24	(34,069)
	USD	8,813,785	ZAR	163,080,280	09/18/24	(106,221)
	ZAR	50,760,000	USD	2,788,386	09/18/24	(11,965)
BNP Paribas SA	CZK	65,845,578	USD	2,827,300	09/18/24	(19,512)
	CZK	204,706,513	USD	8,827,500	12/17/24	(66,411)
	MXN	31,038,165	USD	1,658,629	09/17/24	(5,134)
	MXN	87,150,399	USD	4,828,722	10/11/24	(203,872)
	PLN	32,135,298	USD	8,158,880	09/10/24	(55,263)
	USD	6,551,146	PLN	26,344,777	09/10/24	(92,265)
BofA Securities LLC	CZK	65,738,022	USD	2,844,324	09/18/24	(41,123)
	EGP	37,688,825	USD	781,439	12/11/24	(42,076)
	NGN	6,592,760,000	USD	4,462,000	11/06/24	(574,759)
	NGN	8,432,889,000	USD	5,657,700	11/12/24	(703,006)
Citibank NA	CAD	1,464,705	USD	1,077,041	10/17/24	(13,747)
	EUR	1,806,843	USD	1,967,134	10/17/24	(4,360)
	INR	158,760,000	USD	1,894,490	09/18/24	(1,159)
	USD	1,379,457	EUR	1,270,785	10/17/24	(998)
	USD	1,516,887	GBP	1,183,602	10/17/24	(5,621)
	USD	230,427	RON	1,060,000	09/18/24	(22)
	ZAR	16,540,000	USD	904,761	09/18/24	(73)
HSBC Bank PLC	BRL	104,003,113	USD	19,156,955	09/04/24	(835,441)
	CLP	5,191,000,000	USD	5,627,090	09/23/24	(117,842)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

HSBC Bank PLC (continued)	CZK	49,880,000	USD	2,146,640	09/18/24	$(19,657)
	HUF	1,340,708,250	USD	3,703,782	09/18/24	(26,958)
	INR	138,200,000	USD	1,654,139	09/18/24	(6,001)
	MXN	7,240,000	USD	389,164	09/18/24	(3,525)
	PLN	1,110,000	USD	280,541	09/18/24	(660)
	RON	1,170,000	USD	255,245	09/18/24	(882)
	TRY	32,500,000	USD	719,444	06/18/25	(8,412)
	TWD	19,800,000	USD	613,268	09/18/24	(4,917)
	USD	3,091,660	BRL	17,590,000	09/04/24	(7,049)
	USD	2,519,644	CNH	18,246,397	09/19/24	(16,362)
	USD	2,134,210	EUR	1,970,000	09/18/24	(2,744)
	USD	3,739,993	IDR	61,155,994,665	09/18/24	(19,797)
	USD	2,306,291	PEN	8,730,000	09/18/24	(28,689)
	USD	4,700,790	PHP	276,970,000	09/18/24	(41,263)
	USD	659,209	PLN	2,650,000	09/18/24	(8,975)
	USD	5,585,103	THB	204,100,000	09/18/24	(163,335)
	USD	594,017	TRY	20,000,000	08/02/24	(8,642)
	USD	1,197,517	TRY	43,000,000	09/18/24	(31,205)
	USD	6,065,580	ZAR	111,929,720	09/18/24	(56,643)
	ZAR	28,940,000	USD	1,596,084	09/18/24	(13,152)
JPMorgan Securities, Inc.	CZK	65,762,606	USD	2,844,773	09/18/24	(40,523)
	EGP	68,510,408	USD	1,406,591	12/11/24	(62,582)
	USD	5,212,900	BRL	29,768,265	08/05/24	(47,068)
	USD	327,074	EGP	17,841,873	12/11/24	(22,941)
MS & Co. Int. PLC	EUR	6,832,289	USD	7,436,610	08/15/24	(36,996)
	GBP	1,842,915	USD	2,378,098	08/15/24	(8,578)
	USD	288,799	GBP	225,000	08/15/24	(494)
	USD	8,959,300	TRY	307,483,176	08/12/24	(199,504)
Standard Chartered Bank	BRL	27,111,621	USD	4,924,623	09/04/24	(148,555)
	CLP	2,395,390,000	USD	2,645,028	09/23/24	(102,782)
	CZK	49,880,000	USD	2,144,514	09/18/24	(17,530)
	EGP	164,650,000	USD	3,336,255	09/18/24	(12,021)
	MXN	77,830,000	USD	4,185,563	09/18/24	(39,946)
	TWD	145,050,000	USD	4,501,709	09/18/24	(45,077)
	USD	7,263,265	CNH	52,436,997	09/19/24	(24,776)
	USD	340,903	COP	1,422,589,735	09/18/24	(7,820)
	USD	4,150,800	HUF	1,550,600,000	09/18/24	(101,642)
	USD	537,301	MYR	2,470,000	09/18/24	(3,192)
	USD	14,039,992	PEN	53,170,000	09/18/24	(181,186)
	USD	713,562	PHP	41,820,000	09/18/24	(2,446)
	USD	734,219	RON	3,410,000	09/18/24	(7,129)
	USD	2,480,001	ZAR	46,510,000	09/18/24	(63,958)

TOTAL						$(5,474,478)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2024, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)(a)	Unrealized Appreciation/ (Depreciation)*

12M CNRR(b)	1.834%(b)	Barclays Bank PLC	06/17/26	CNY 27,000	$9,779
12M CNRR(b)	1.967(b)	Barclays Bank PLC	06/24/29	20,480	23,185
4.910(c)	6M CLICP(c)	HSBC Bank PLC	06/17/26	CLP 16,600,000	75,702
5.265(c)	6M CLICP(c)	HSBC Bank PLC	06/24/26	1,600,000	(3,648)
1M BID Average(d)	11.545%(d)	HSBC Bank PLC	01/04/27	37,673	(21,404)
1M BID Average(d)	11.820(d)	HSBC Bank PLC	01/02/29	12,135	(1,329)
1M BID Average(d)	11.985(d)	HSBC Bank PLC	01/02/29	4,218	2,650
1M BID Average(d)	11.830(d)	HSBC Bank PLC	01/02/29	3,645	(423)
3M PIBR(b)	8.200(b)	HSBC Bank PLC	06/17/29	13,400,000	37,643
4.950(c)	6M CLICP(c)	HSBC Bank PLC	06/17/29	6,700,000	35,938
12M CNRR(b)	1.977(b)	HSBC Bank PLC	06/17/29	20,000	23,976
3M PIBR(b)	8.070(b)	HSBC Bank PLC	06/21/29	2,500,000	3,960
12M CNRR(b)	1.956(b)	HSBC Bank PLC	06/21/29	9,000	9,568
5.165(c)	6M CLICP(c)	HSBC Bank PLC	06/24/29	470,000	(2,136)
5.870(e)	6M BUBOR(c)	HSBC Bank PLC	07/24/29	164,126	(5,452)
6M BUBOR(c)	6.550(e)	HSBC Bank PLC	06/18/34	340,000	47,940

TOTAL					$235,949

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2024.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made at maturity.
(e)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	6.535%	Citibank NA	06/20/28	$630	$(26,586)	$(38,597)	$12,011

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 42	5.000%	3.279%	06/20/29	$46,720	$3,433,838	$3,046,201	$387,637

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At July 31, 2024, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
Put EUR/Call USD	Barclays Bank PLC	$19.143	12/05/2024	10,000,000	$10,000,000	$54,675	$165,955	$(111,280)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NGN	— Nigeria Naira
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romania New Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDX.NA.HY Ind 42	— CDX North America High Yield Index 42
CLICP	— Sinacofi Chile Interbank Rate
CNRR	— China Fixing Repo Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Australia – 4.0%
271,229	APA Group (Gas Utilities)	$ 1,405,822
272,911	Atlas Arteria Ltd. (Transportation Infrastructure)	937,337
905,585	Cleanaway Waste Management Ltd. (Commerical Services & Supplies)	1,674,024
623,994	Goodman Group (Industrial REITs)	14,405,579
926,583	National Storage REIT (Specialized REITs)	1,503,678
281,107	NEXTDC Ltd.* (IT Services)	3,095,615
373,959	Qube Holdings Ltd. (Transportation Infrastructure)	936,470
2,770,666	Scentre Group (Retail REITs)	6,318,303
2,253,634	Stockland (Diversified REITs)	6,806,898

		37,083,726

Belgium – 0.3%
58,761	Shurgard Self Storage Ltd. (Specialized REITs)	2,297,354
1,171	Warehouses De Pauw CVA (Industrial REITs)	31,721

		2,329,075

Brazil – 0.4%
64,619	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	1,009,995
311,742	Cia Paranaense de Energia - Copel (Electric Utilities)	494,938
791,959	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,835,627

		3,340,560

Canada – 7.2%
116,055	Allied Properties Real Estate Investment Trust (Office REITs)	1,391,164
12,545	Boardwalk Real Estate Investment Trust (Residential REITs)	708,731
90,942	Canadian Apartment Properties REIT (Residential REITs)	3,161,711
133,201	Chartwell Retirement Residences (Health Care Providers & Services)	1,321,735
506,682	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	18,962,271
90,754	First Capital Real Estate Investment Trust (Retail REITs)	1,076,046
60,490	GFL Environmental, Inc. (Commerical Services & Supplies)	2,348,222
71,090	Hydro One Ltd.(a) (Electric Utilities)	2,227,983
112,940	InterRent Real Estate Investment Trust (Residential REITs)	1,042,976
150,100	Keyera Corp. (Oil, Gas & Consumable Fuels)	4,234,523
106,553	Killam Apartment Real Estate Investment Trust (Residential REITs)	1,430,071
369,808	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	14,332,688

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
340,966	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$ 14,476,824

		66,714,945

China – 0.7%
556,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	817,561
12,434,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,525,633
540,700	ENN Energy Holdings Ltd. (Gas Utilities)	3,783,419
566,578	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	371,798

		6,498,411

France – 4.0%
60,360	Eiffage SA (Construction & Engineering)	6,007,131
17,628	Gecina SA (Office REITs)	1,747,600
225,872	Klepierre SA (Retail REITs)	6,467,746
53,478	Unibail-Rodamco-Westfield* (Retail REITs)	3,999,150
160,698	Vinci SA (Construction & Engineering)	18,338,523

		36,560,150

Germany – 1.4%
102,270	E.ON SE (Multi-Utilities)	1,434,145
20,032	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	1,017,291
354,909	Vonovia SE (Real Estate Management & Development)	10,881,580

		13,333,016

Hong Kong – 2.0%
272,300	China Resources Gas Group Ltd. (Gas Utilities)	924,126
253,500	CLP Holdings Ltd. (Electric Utilities)	2,175,693
1,874,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,527,234
946,000	Kunlun Energy Co. Ltd. (Gas Utilities)	917,045
1,839,337	Link REIT (Retail REITs)	7,760,202
48,500	Power Assets Holdings Ltd. (Electric Utilities)	309,113
500,467	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,333,305
40	Swire Properties Ltd. (Real Estate Management & Development)	63
301,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	739,984

		18,686,765

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – 0.9%
1,110,699	Snam SpA (Gas Utilities)	$ 5,307,614
358,093	Terna - Rete Elettrica Nazionale (Electric Utilities)	2,981,931

		8,289,545

Japan – 5.5%
257	Advance Residence Investment Corp. (Residential REITs)	539,179
922	Daiwa House REIT Investment Corp. (Diversified REITs)	1,483,788
34,100	East Japan Railway Co. (Ground Transportation)	649,721
4,059	GLP J-Reit (Industrial REITs)	3,556,022
7,961	Invincible Investment Corp. (Hotel & Resort REITs)	3,605,934
58,700	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	2,142,801
9,157	Japan Hotel REIT Investment Corp. (Hotel & Resort REITs)	4,677,582
369,243	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	6,293,351
1,271,920	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	13,176,913
558	Nippon Accommodations Fund, Inc. (Residential REITs)	2,387,678
709	Nippon Building Fund, Inc. (Office REITs)	2,736,208
1,344	Nippon Prologis REIT, Inc. (Industrial REITs)	2,220,554
1,046	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	1,026,177
2,960	Sekisui House Reit, Inc. (Diversified REITs)	1,564,106
34,571	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,142,666
151,300	Tokyo Gas Co. Ltd. (Gas Utilities)	3,314,926
2,492	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	17,993

		50,535,599

Luxembourg – 0.1%
203,610	SES SA (Media)	1,100,967

Malaysia – 0.1%
271,600	Tenaga Nasional Bhd. (Electric Utilities)	832,327

Mexico – 0.5%
3,470	Grupo Aeroportuario del Pacifico SAB de CV (Transportation Infrastructure)	555,165
69,033	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	2,081,624
4,454	Grupo Aeroportuario del Sureste SAB de CV (Transportation Infrastructure)	1,338,383

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
151,124	Prologis Property Mexico SA de CV (Industrial REITs)	$ 504,531

		4,479,703

Netherlands – 0.3%
70,800	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	3,162,854

Philippines – 0.2%
288,360	International Container Terminal Services, Inc. (Transportation Infrastructure)	1,758,549

Singapore – 1.6%
1,279,246	CapitaLand Ascendas REIT (Industrial REITs)	2,611,655
3,409,129	CapitaLand Integrated Commercial Trust (Retail REITs)	5,325,184
641,204	CapitaLand Investment Ltd. (Real Estate Management & Development)	1,300,062
1,582,539	Frasers Logistics & Commercial Trust (Industrial REITs)	1,176,347
1,361,600	Mapletree Industrial Trust (Industrial REITs)	2,362,527
1,703,339	Mapletree Logistics Trust (Industrial REITs)	1,651,412

		14,427,187

Spain – 3.0%
29,795	Aena SME SA(a) (Transportation Infrastructure)	5,661,009
378,483	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	13,200,241
482,346	Merlin Properties Socimi SA (Diversified REITs)	5,508,329
210,815	Redeia Corp. SA (Electric Utilities)	3,742,994

		28,112,573

Sweden – 1.0%
43,669	Catena AB (Real Estate Management & Development)	2,223,109
266,602	Fastighets AB Balder Class B* (Real Estate Management & Development)	1,966,013
97,541	Sagax AB Class B (Real Estate Management & Development)	2,409,690
246,843	Wihlborgs Fastigheter AB (Real Estate Management & Development)	2,500,281

		9,099,093

Switzerland – 0.1%
4,721	PSP Swiss Property AG (Real Estate Management & Development)	630,871
6,290	Swiss Prime Site AG (Real Estate Management & Development)	630,386

		1,261,257

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 5.6%
78,929	Big Yellow Group PLC (Specialized REITs)	$ 1,227,457
589,035	British Land Co. PLC (Diversified REITs)	3,122,061
679,190	Grainger PLC (Real Estate Management & Development)	2,109,622
1,971,639	National Grid PLC (Multi-Utilities)	25,016,502
315,262	Pennon Group PLC (Water Utilities)	2,520,477
187,173	Safestore Holdings PLC (Specialized REITs)	1,944,988
514,395	Segro PLC (Industrial REITs)	6,054,742
32,400	Severn Trent PLC (Water Utilities)	1,071,133
1,451,528	Tritax Big Box REIT PLC (Industrial REITs)	3,085,328
417,186	UNITE Group PLC (Residential REITs)	5,113,547
28,877	United Utilities Group PLC (Water Utilities)	383,765

		51,649,622

United States – 58.4%
63,825	Agree Realty Corp. (Retail REITs)	4,402,010
79,621	Alexandria Real Estate Equities, Inc. (Health Care REITs)	9,338,747
25,277	Alliant Energy Corp. (Electric Utilities)	1,406,918
44,557	Ameren Corp. (Multi-Utilities)	3,532,033
132,920	American Healthcare REIT, Inc. (Health Care REITs)	2,118,745
243,470	American Homes 4 Rent Class A (Residential REITs)	8,786,832
164,252	American Tower Corp. (Specialized REITs)	36,201,141
240,576	Americold Realty Trust, Inc. (Industrial REITs)	7,190,817
69,328	Atmos Energy Corp. (Gas Utilities)	8,865,665
44,884	AvalonBay Communities, Inc. (Residential REITs)	9,197,629
160,392	Brixmor Property Group, Inc. (Retail REITs)	4,085,184
283,051	Broadstone Net Lease, Inc. (Diversified REITs)	4,927,918
118,140	CareTrust REIT, Inc. (Health Care REITs)	3,185,054
172,526	CenterPoint Energy, Inc. (Multi-Utilities)	4,787,597
50,319	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	9,190,262
14,806	Community Healthcare Trust, Inc. (Health Care REITs)	322,179
21,014	Consolidated Edison, Inc. (Multi-Utilities)	2,049,285
31,423	COPT Defense Properties (Office REITs)	910,324
76,226	Cousins Properties, Inc. (Office REITs)	2,096,977
112,193	Crown Castle, Inc. (Specialized REITs)	12,350,205

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
87,176	Digital Realty Trust, Inc. (Specialized REITs)	$ 13,031,940
69,832	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	5,262,540
14,000	Duke Energy Corp. (Electric Utilities)	1,529,780
77,297	Edison International (Electric Utilities)	6,184,533
106,782	EnLink Midstream LLC* (Oil, Gas & Consumable Fuels)	1,459,710
32,124	Equinix, Inc. (Specialized REITs)	25,385,670
146,243	Equity Residential (Residential REITs)	10,182,900
195,210	Essential Properties Realty Trust, Inc. (Diversified REITs)	5,776,264
21,506	Essex Property Trust, Inc. (Residential REITs)	5,986,410
48,525	Evergy, Inc. (Electric Utilities)	2,814,450
100,442	Eversource Energy (Electric Utilities)	6,519,690
152,241	Exelon Corp. (Electric Utilities)	5,663,365
98,936	Extra Space Storage, Inc. (Specialized REITs)	15,792,164
2,410	First Industrial Realty Trust, Inc. (Industrial REITs)	131,875
113,116	Gaming & Leisure Properties, Inc. (Specialized REITs)	5,678,423
113,287	Healthcare Realty Trust, Inc. (Health Care REITs)	2,004,047
40,608	Healthpeak Properties, Inc. (Health Care REITs)	886,067
222,052	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,888,131
218,416	Hudson Pacific Properties, Inc. (Office REITs)	1,308,312
31,168	InvenTrust Properties Corp. (Retail REITs)	878,003
203,817	Invitation Homes, Inc. (Residential REITs)	7,188,626
56,699	Iron Mountain, Inc. (Specialized REITs)	5,815,049
69,139	Kilroy Realty Corp. (Office REITs)	2,556,069
205,954	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,351,808
36,170	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,500,332
89,641	Kite Realty Group Trust (Retail REITs)	2,210,547
43,529	Lineage, Inc.* (Industrial REITs)	3,825,329
218,327	LXP Industrial Trust (Industrial REITs)	2,248,768
10,376	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	877,602
32,994	Mid-America Apartment Communities, Inc. (Residential REITs)	4,611,571
12,913	NextEra Energy, Inc. (Electric Utilities)	986,424
335,171	NiSource, Inc. (Multi-Utilities)	10,474,094
181,843	NNN REIT, Inc. (Retail REITs)	8,162,932

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,000	Norfolk Southern Corp. (Ground Transportation)	$ 2,745,160
134,075	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	11,172,470
970,753	PG&E Corp. (Electric Utilities)	17,716,242
109,959	Piedmont Office Realty Trust, Inc. Class A (Office REITs)	951,145
38,010	Pinnacle West Capital Corp. (Electric Utilities)	3,253,276
126,701	PPL Corp. (Electric Utilities)	3,765,554
237,690	Prologis, Inc. (Industrial REITs)	29,960,824
14,025	Public Service Enterprise Group, Inc. (Multi-Utilities)	1,118,774
18,487	Public Storage (Specialized REITs)	5,470,673
12,167	Realty Income Corp. (Retail REITs)	698,751
113,010	Regency Centers Corp. (Retail REITs)	7,610,093
142,128	Retail Opportunity Investments Corp. (Retail REITs)	2,124,814
151,611	Rexford Industrial Realty, Inc. (Industrial REITs)	7,597,227
26,201	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	2,633,463
184,772	Sabra Health Care REIT, Inc. (Health Care REITs)	2,998,850
45,402	SBA Communications Corp. (Specialized REITs)	9,967,555
224,495	Sempra (Multi-Utilities)	17,973,070
71,324	Sila Realty Trust, Inc. (Health Care REITs)	1,664,702
48,574	Simon Property Group, Inc. (Retail REITs)	7,453,195
35,378	SL Green Realty Corp. (Office REITs)	2,357,590
86,669	STAG Industrial, Inc. (Industrial REITs)	3,536,962
54,672	Sun Communities, Inc. (Residential REITs)	6,928,583
80,211	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	10,850,944
28,919	Terreno Realty Corp. (Industrial REITs)	1,978,349
191,359	Ventas, Inc. (Health Care REITs)	10,417,584
329,169	Veris Residential, Inc. (Residential REITs)	5,171,245
228,036	VICI Properties, Inc. (Specialized REITs)	7,128,405
223,022	Welltower, Inc. (Health Care REITs)	24,811,197
434,948	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	18,676,667

		538,852,311

TOTAL COMMON STOCKS (Cost $790,820,175)		$898,108,235

Shares	Dividend Rate	Value

Investment Company(b) – 2.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,678,040	5.220%	$ 21,678,040
(Cost $ 21,678,040)

TOTAL INVESTMENTS – 99.7% (Cost $812,498,215)		$919,786,275

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,033,577

NET ASSETS – 100.0%		$922,819,852

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JULY 31, 2024
Sector	% of Total Market Value
Real Estate	59.6%
Utilities	17.4
Energy	12.8
Industrials	5.6
Investment Company	2.4
Communication Services	1.7
Information Technology	0.3
Health Care	0.1
Consumer Discretionary	0.1
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	507	09/20/24	$18,404,100	$1,338,951

Investment Abbreviations:
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2024:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,009,431	$787,156	$—
Asia	18,062,585	143,407,692	—
Australia and Oceania	—	2,494,536	—
Europe	26,885,610	194,159,074	—
North America	679,486,480	295,454	—
South America	6,942,790	—	—
Preferred Stocks	—	2,325,387	—
Exchange Traded Funds	2,980,349	—	—
Investment Companies	100,403,814	—	—

Total	$835,771,059	$343,469,299	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,320,130	$—
Futures Contracts	2,292,912	—	—

Total	$2,292,912	$1,320,130	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,642,286)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

Multi-Manager Non-Core Fixed Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$623,671,520	$—
Corporate Obligations	—	505,063,617	5,039,082
Bank Loans	—	400,543,741	6,245,961
U.S. Treasury Obligations	8,931,272	—	—
Asset-Backed Securities	—	1,268,215	—
Common Stock and/or Other Equity Investments(a)
Europe	133,747	—	—
North America	14,878	1,640,227	3,424,544
Warrants	—	7,253	141,630
Preferred Stocks	—	—	9,586
Exchange Traded Funds	5,230,450	—	—
Investment Company	127,977,169	—	—

Total	$142,287,516	$1,532,194,573	$14,860,803

Liabilities
Fixed Income
Unfunded Loan Committments(b)	$—	$2,081	$5

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$5,597,049	$—
Interest Rate Swap Contracts(b)	—	270,341	—
Credit Default Swap Contracts(b)	—	399,648	—
Purchased Option Contracts	—	54,675	—

Total	$—	$6,321,713	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Non-Core Fixed Income Fund (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(5,474,478)	$—
Interest Rate Swap Contracts	—	(34,392)	—

Total	$—	$(5,508,870)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

Multi-Manager Real Assets Strategy Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,590,876	$90,147,962	$—
Australia and Oceania	—	37,083,726	—
Europe	—	154,898,152	—
North America	610,046,959	—	—
South America	3,340,560	—	—
Investment Company	21,678,040	—	—

Total	$637,656,435	$282,129,840	$—

Derivative Type

Assets(b)
Futures Contracts	$1,338,951	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower),

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.